      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2009

                                                              FILE NO. 333-69439

                                                                       811-06285

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 22                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 273                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a
/ /    previously filed post-effective amendment.

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
                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)

P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:  1-800-521-0538

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series
VI and Series VIR of Putnam Hartford Capital Manager variable annuity. These Contracts are closed to new investors. Please read it carefully.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio company: Putnam Variable Trust.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2009



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2009

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               13
FIXED ACCUMULATION FEATURE                                                    14
THE CONTRACT                                                                  14
  Purchases and Contract Value                                                14
  Charges and Fees                                                            19
  The Hartford's Principal First                                              21
  Death Benefit                                                               23
  Surrenders                                                                  27
ANNUITY PAYOUTS                                                               28
OTHER PROGRAMS AVAILABLE                                                      31
OTHER INFORMATION                                                             34
  Legal Proceedings                                                           36
  More Information                                                            36
FEDERAL TAX CONSIDERATIONS                                                    37
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      43
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is:
Individual Markets Group, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.


GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).


THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            7%
  Second Year                                                                                               6%
  Third Year                                                                                                6%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                4%
  Sixth Year                                                                                                3%
  Seventh Year                                                                                              2%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  The Hartford's Principal First Charge                                                                   0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.50%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.55%              1.21%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                    $1,038
3 years                                                                   $1,791
5 years                                                                   $2,460
10 years                                                                  $4,261


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $380
3 years                                                                   $1,211
5 years                                                                   $2,056
10 years                                                                  $4,231


(3)  If you do not Surrender your Contract:


1 year                                                                      $410
3 years                                                                   $1,241
5 years                                                                   $2,086
10 years                                                                  $4,261


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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AVAILABLE INFORMATION



We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.



You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.


- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


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                                                                           9

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

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Depending on the investment allocation of your Contract in effect on the Annuity
Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.


- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.


- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 PUTNAM VT AMERICAN GOVERNMENT INCOME    High current income with preservation of     Putnam Investment Management, LLC
  FUND -- CLASS IA                       capital as its secondary objective
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long-term capital growth                     Putnam Investment Management, LLC
  -- CLASS IA
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IA                               Management believes is consistent with
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IA

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  High level of long-term total return         Putnam Investment Management, LLC Putnam
  -- CLASS IA                            consistent with preservation of capital      Advisory Company, LLC
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  IA                                                                                  Advisory Company, LLC
 PUTNAM VT GLOBAL HEALTH CARE FUND --    Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  CLASS IA (1) +                                                                      Advisory Company, LLC
 PUTNAM VT GLOBAL UTILITIES FUND --      Capital growth and current income            Putnam Investment Management, LLC Putnam
  CLASS IA (2) +                                                                      Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT GROWTH OPPORTUNITIES FUND --  Seeks capital appreciation                   Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT HIGH YIELD FUND -- CLASS IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  CLASS IA                                                                            Advisory Company, LLC
 PUTNAM VT INTERNATIONAL GROWTH AND      Capital growth. Current income is a          Putnam Investment Management, LLC Putnam
  INCOME FUND -- CLASS IA                secondary objective                          Advisory Company, LLC
 PUTNAM VT INTERNATIONAL NEW             Seeks long-term capital appreciation         Putnam Investment Management, LLC Putnam
  OPPORTUNITIES FUND -- CLASS IA                                                      Advisory Company, LLC
 PUTNAM VT INVESTORS FUND -- CLASS IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 PUTNAM VT MID CAP VALUE FUND -- CLASS   Capital appreciation and, as a secondary     Putnam Investment Management, LLC
  IA                                     objective, current income
 PUTNAM VT MONEY MARKET FUND -- CLASS    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA*                                    Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 PUTNAM VT NEW OPPORTUNITIES FUND --     Seeks long-term capital appreciation         Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT RESEARCH FUND -- CLASS IA     Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
                                                                                      Advisory Company, LLC
 PUTNAM VT SMALL CAP VALUE FUND --       Seeks capital appreciation                   Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT THE GEORGE PUTNAM FUND OF     A balanced investment composed of a well     Putnam Investment Management, LLC
  BOSTON -- CLASS IA                     diversified portfolio of stocks and bonds
                                         which provide both capital growth and
                                         current income
 PUTNAM VT VISTA FUND -- CLASS IA        Seeks capital appreciation                   Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IA      Seeks capital appreciation                   Putnam Investment Management, LLC
 FIXED ACCUMULATION FEATURE**            Preservation of Capital                      General Account



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.




NOTES



(1)  Formerly Putnam VT Health Sciences Fund -- Class IA


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(2)  Formerly Putnam VT Utilities Growth and Income Fund -- Class IA



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risk are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements

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between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incen-tive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall in-vestment performance.


As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2008, and are not expected to exceed 0.50% and 0.35%, respectively, in 2009, of the annual percentage of the average daily net assets (for instance, in 2008, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed approximately $145.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the

14

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investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.


In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.


We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.


IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.


THE CONTRACT


PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;


- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming

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  403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;


-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VI of the Contract was sold before May 1, 2002. Series VIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This rec-ommendation will be independently reviewed by a principal within your Financial Intermediary before an application or or-der will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identi-fies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic invest-ment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special condi-tions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

For examples of how we calculate the Death Benefit, see Appendix II.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, sim-ply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding in-structions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

16

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Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your re-quest to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Con-tract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Con-tract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Pre-mium Payment without deduction for any fees or charges.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account

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                                                                          17

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transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.



In certain circumstances, Fund trading policies do not apply or may be limited. For instance:


- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

18

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:


- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfer. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or


- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out

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                                                                          19

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that day. Otherwise, the instructions will be carried out at the end of the next
Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.


CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Respresentative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a

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20

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  general hospital by the Joint Commission on the Accreditation of Hospitals; or
  (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract
  Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

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ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE


The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


You may elect this benefit at any time, provided we are still offering this rider for new sales. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchage will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The

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Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RECALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

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-   Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the Joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.


We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.


For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

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-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,
    You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0), Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.



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The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death
Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.


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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or

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(d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 5 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If

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you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

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THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity

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Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.

If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models. with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

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If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.


You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.


Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.


We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.


You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.


-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.



You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".



- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.



- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.



- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.



- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.



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-   Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.



- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.



- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.



- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.



- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.



FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.



EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.


OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the

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  achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.


SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2008. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

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Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2008, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Allen & Company, AMTrust Investment Svcs Inc., Associated Securities, Banc of America Investment Services Inc., Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group


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LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services
(or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James
T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities,Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James& Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Waterstone Financial Group, Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2008, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2008, Additional Payments did not in the aggregate exceed approximately $55.8 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $7.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the SAI.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford
Attn: Individual Markets Group
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



    1.   NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,


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-   Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.



vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.


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       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.



i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



ii.  The 10% penalty tax will not apply to the following distributions:



       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



       3.   Distributions attributable to a recipient's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).



       5. Distributions made under certain annuities issued in connection with structured settlement agreements.



       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining


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40

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"investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



       f.   REQUIRED DISTRIBUTIONS



i.   Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:



       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



ii.  Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



iii.  Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



iv.  Civil Union or Domestic Partner



      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.



       g.   ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



       h.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same


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insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.



    3.   DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.



Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.



    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.


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D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:



       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.



H. TAX DISCLOSURE OBLIGATIONS



In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%


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APP I-2

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may apply to any eligible rollover distribution from certain types of Qualified
Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA


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                                                                     APP I-3

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should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2009). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);


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                                                                     APP I-5

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



The RMD rules generally do not apply for the 2009 tax year. However, individuals who deferred 2008 RMDs until April 1, 2009, must still take an RMD by that date. Please consult with a qualified tax advisor or your Qualified Plan Administrator to determine how this change may affect you.



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

APP I-6

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In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for

                                                                     APP I-7

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a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.993        $13.063        $12.798        $12.768        $12.589
  Accumulation Unit Value at end of
   period                                $13.873        $13.993        $13.063        $12.798        $12.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,881          2,623          3,206          4,201          5,599
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.302        $12.523        $12.374        $12.450        $12.450
  Accumulation Unit Value at end of
   period                                $13.076        $13.302        $12.523        $12.374        $12.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.465        $10.291         $9.268         $8.688         $7.660
  Accumulation Unit Value at end of
   period                                 $5.760         $9.465        $10.291         $9.268         $8.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                676            843          1,131          1,283          1,260
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.007         $9.877         $8.971         $8.481         $7.656
  Accumulation Unit Value at end of
   period                                 $5.435         $9.007         $9.877         $8.971         $8.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.767        $18.745        $16.466        $15.114        $12.940
  Accumulation Unit Value at end of
   period                                $10.744        $16.767        $18.745        $16.466        $15.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                390            447            546            432            345
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.131        $18.188        $16.113        $14.917        $13.290
  Accumulation Unit Value at end of
   period                                $10.249        $16.131        $18.188        $16.113        $14.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.540        $11.649        $11.069        $10.000             --
  Accumulation Unit Value at end of
   period                                $12.589        $12.540        $11.649        $11.069             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,643         14,565          5,645            669             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.212         $8.090         $9.505        $10.000             --
  Accumulation Unit Value at end of
   period                                 $7.660         $6.212         $8.090         $9.505             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,264            772            473              6             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.940             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.594         $6.051         $5.514         $5.198         $4.893
  Accumulation Unit Value at end of
   period                                 $3.707         $6.594         $6.051         $5.514         $5.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                699            910            834          1,022          1,399
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.275         $5.808         $5.337         $5.074         $4.912
  Accumulation Unit Value at end of
   period                                 $3.497         $6.275         $5.808         $5.337         $5.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.693        $18.194        $17.308        $16.995        $15.727
  Accumulation Unit Value at end of
   period                                $12.720        $18.693        $18.194        $17.308        $16.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,539          6,128          7,544          9,367         11,242
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.750        $17.423        $16.716        $16.554        $15.703
  Accumulation Unit Value at end of
   period                                $11.975        $17.750        $17.423        $16.716        $16.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.676        $16.345        $13.911        $13.345        $12.068
  Accumulation Unit Value at end of
   period                                $11.343        $16.676        $16.345        $13.911        $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,987          2,365          2,475          2,372          1,962
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.043        $15.859        $13.613        $13.170        $12.088
  Accumulation Unit Value at end of
   period                                $10.820        $16.043        $15.859        $13.613        $13.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.976        $37.331        $33.490        $31.682        $29.406
  Accumulation Unit Value at end of
   period                                $25.030        $37.976        $37.331        $33.490        $31.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,389          2,992          3,587          4,239          4,888
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.059        $35.749        $32.345        $30.859        $29.220
  Accumulation Unit Value at end of
   period                                $23.564        $36.059        $35.749        $32.345        $30.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.748         $5.378         $7.863        $10.000             --
  Accumulation Unit Value at end of
   period                                 $4.893         $3.748         $5.378         $7.863             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,657          1,165            481             48             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.261        $12.663        $12.369        $12.532        $12.489
  Accumulation Unit Value at end of
   period                                $15.727        $13.261        $12.663        $12.369        $12.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,126         15,184         18,982         21,753         25,272
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.068             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,103             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.435        $28.276        $31.287        $33.370        $30.256
  Accumulation Unit Value at end of
   period                                $29.406        $24.435        $28.276        $31.287        $33.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,759          7,044          9,138         11,495         13,933
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $30.394        $28.183        $23.141        $21.512        $19.146
  Accumulation Unit Value at end of
   period                                $16.412        $30.394        $28.183        $23.141        $21.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,057          6,431          7,609          9,326         11,161
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.860        $26.989        $22.350        $20.953        $19.199
  Accumulation Unit Value at end of
   period                                $15.451        $28.860        $26.989        $22.350        $20.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.196        $12.413        $12.214        $10.913        $10.314
  Accumulation Unit Value at end of
   period                                 $9.994        $12.196        $12.413        $12.214        $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,165          2,789          3,885          5,422          6,382
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.580        $11.887        $11.796        $10.630        $10.342
  Accumulation Unit Value at end of
   period                                 $9.409        $11.580        $11.887        $11.796        $10.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.441        $29.889        $23.808        $22.162        $18.441
  Accumulation Unit Value at end of
   period                                $24.349        $35.441        $29.889        $23.808        $22.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,573          4,532          5,324          6,628          7,655
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.653        $28.623        $22.994        $21.587        $18.414
  Accumulation Unit Value at end of
   period                                $22.924        $33.653        $28.623        $22.994        $21.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.213        $59.436        $51.874        $49.863        $45.405
  Accumulation Unit Value at end of
   period                                $33.447        $55.213        $59.436        $51.874        $49.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,309         19,907         24,905         31,393         38,625
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.425        $56.917        $50.099        $48.568        $45.245
  Accumulation Unit Value at end of
   period                                $31.488        $52.425        $56.917        $50.099        $48.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.988        $19.527        $28.154        $40.580        $24.940
  Accumulation Unit Value at end of
   period                                $19.146        $14.988        $19.527        $28.154        $40.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,458         16,756         22,635         28,837         31,887
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.804        $11.189        $14.101        $10.277        $10.849
  Accumulation Unit Value at end of
   period                                $10.314         $8.804        $11.189        $14.101        $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,699          9,319         12,343         14,591          8,510
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.960        $19.919        $25.946        $22.360        $22.826
  Accumulation Unit Value at end of
   period                                $18.441        $14.960        $19.919        $25.946        $22.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,910         10,956         15,142         18,525         21,802
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.059        $45.028        $48.663        $45.646        $45.567
  Accumulation Unit Value at end of
   period                                $45.405        $36.059        $45.028        $48.663        $45.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,246         56,162         71,243         82,533        101,229
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.079         $4.867         $4.539         $4.411         $4.383
  Accumulation Unit Value at end of
   period                                 $3.124         $5.079         $4.867         $4.539         $4.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,055          1,374          1,788          2,231          2,931
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.828         $4.666         $4.389         $4.302         $4.367
  Accumulation Unit Value at end of
   period                                 $2.944         $4.828         $4.666         $4.389         $4.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.907        $34.266        $31.418        $30.794        $28.136
  Accumulation Unit Value at end of
   period                                $25.469        $34.907        $34.266        $31.418        $30.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,428          3,056          4,018          5,103          6,645
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.145        $32.814        $30.344        $29.995        $28.108
  Accumulation Unit Value at end of
   period                                $23.978        $33.145        $32.814        $30.344        $29.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.713        $27.613        $26.713        $26.404        $25.569
  Accumulation Unit Value at end of
   period                                $21.579        $28.713        $27.613        $26.713        $26.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,833          6,370          7,864         10,114         12,220
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.263        $26.443        $25.800        $25.719        $25.363
  Accumulation Unit Value at end of
   period                                $20.317        $27.263        $26.443        $25.800        $25.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.412        $24.661        $19.531        $17.613        $15.333
  Accumulation Unit Value at end of
   period                                $14.626        $26.412        $24.661        $19.531        $17.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,585          4,677          5,715          6,654          7,902
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.078        $23.616        $18.863        $17.155        $15.302
  Accumulation Unit Value at end of
   period                                $13.770        $25.078        $23.616        $18.863        $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.600         $5.169         $7.701        $10.000             --
  Accumulation Unit Value at end of
   period                                 $4.383         $3.600         $5.169         $7.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,698          3,699          4,403          4,377             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.492        $22.932        $22.388        $24.799        $23.742
  Accumulation Unit Value at end of
   period                                $28.136        $22.492        $22.932        $22.388        $24.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,151          9,122         11,614         13,446         16,729
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.767        $23.235        $21.913        $20.574        $21.305
  Accumulation Unit Value at end of
   period                                $25.569        $24.767        $23.235        $21.913        $20.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,178         19,130         20,633         21,182         26,918
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.064        $14.833             --             --             --
  Accumulation Unit Value at end of
   period                                $15.333        $12.064             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,283         11,237             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                               2008           2007           2006           2005           2004
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.893        $24.473        $19.446        $17.248        $14.418
  Accumulation Unit Value at end of
   period                                $13.826        $25.893        $24.473        $19.446        $17.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,886          3,985          4,658          4,961          5,326
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.586        $23.436        $18.781        $16.800        $14.374
  Accumulation Unit Value at end of
   period                                $13.017        $24.586        $23.436        $18.781        $16.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.730        $17.625        $14.138        $12.084        $10.785
  Accumulation Unit Value at end of
   period                                $11.213        $19.730        $17.625        $14.138        $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,897          2,713          2,889          3,116          3,068
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.734        $16.878        $13.654        $11.770        $10.660
  Accumulation Unit Value at end of
   period                                $10.556        $18.734        $16.878        $13.654        $11.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.484        $11.181         $9.925         $9.232         $8.280
  Accumulation Unit Value at end of
   period                                 $6.261        $10.484        $11.181         $9.925         $9.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,926          8,023         10,726         13,815         16,476
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.955        $10.707         $9.586         $8.992         $8.300
  Accumulation Unit Value at end of
   period                                 $5.894         $9.955        $10.707         $9.586         $8.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.580        $18.475        $16.246        $14.618        $12.807
  Accumulation Unit Value at end of
   period                                $10.499        $18.580        $18.475        $16.246        $14.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                879          1,200          1,432          1,510          1,074
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.875        $17.926        $15.898        $14.426        $12.933
  Accumulation Unit Value at end of
   period                                $10.015        $17.875        $17.926        $15.898        $14.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
--------------------------------------  --------------------------------------------------------------------
SUB-ACCOUNT                               2003           2002           2001           2000           1999
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.567        $12.413        $15.868        $15.876        $12.922
  Accumulation Unit Value at end of
   period                                $14.418        $10.567        $12.413        $15.868        $15.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,578          6,700          8,181          9,605          9,695
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.187         $9.593        $13.611        $22.468        $11.226
  Accumulation Unit Value at end of
   period                                $10.785         $8.187         $9.593        $13.611        $22.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,574          4,304          5,733          7,445          6,013
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.598         $8.767        $11.793        $14.669        $11.432
  Accumulation Unit Value at end of
   period                                 $8.280         $6.598         $8.767        $11.793        $14.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,469         23,197         31,300         35,711         26,923
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.807             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.828         $1.765         $1.710         $1.687         $1.696
  Accumulation Unit Value at end of
   period                                 $1.854         $1.828         $1.765         $1.710         $1.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             60,529         56,224         55,022         59,907         73,137
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.736         $1.690         $1.652         $1.644         $1.664
  Accumulation Unit Value at end of
   period                                 $1.745         $1.736         $1.690         $1.652         $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.946        $23.862        $22.236        $20.439        $18.746
  Accumulation Unit Value at end of
   period                                $15.099        $24.946        $23.862        $22.236        $20.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,428          9,403         12,111         15,316         19,162
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.686        $22.850        $21.475        $19.908        $18.870
  Accumulation Unit Value at end of
   period                                $14.215        $23.686        $22.850        $21.475        $19.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.876        $22.195        $19.355        $18.494        $16.199
  Accumulation Unit Value at end of
   period                                $11.404        $20.876        $22.195        $19.355        $18.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,291          4,616          6,015          7,551          8,586
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.822        $21.254        $18.693        $18.013        $16.139
  Accumulation Unit Value at end of
   period                                $10.737        $19.822        $21.254        $18.693        $18.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              4
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.350         $6.604         $5.944         $5.576         $5.188
  Accumulation Unit Value at end of
   period                                 $3.950         $7.350         $6.604         $5.944         $5.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,687          2,366          2,838          3,516          4,565
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.979         $6.324         $5.740         $5.432         $5.206
  Accumulation Unit Value at end of
   period                                 $3.719         $6.979         $6.324         $5.740         $5.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.707         $1.706         $1.663         $1.591         $1.538
  Accumulation Unit Value at end of
   period                                 $1.696         $1.707         $1.706         $1.663         $1.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            124,168        213,143        255,416        184,583        232,287
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.325        $20.841        $30.190        $41.424        $24.805
  Accumulation Unit Value at end of
   period                                $18.746        $14.325        $20.841        $30.190        $41.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,586         28,740         38,503         46,654         45,291
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.364        $14.828        $14.513        $12.014        $12.151
  Accumulation Unit Value at end of
   period                                $16.199        $12.364        $14.828        $14.513        $12.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,208         10,596         11,207          7,894          8,045
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.870         $5.777        $10.765        $22.292         $9.980
  Accumulation Unit Value at end of
   period                                 $5.188         $3.870         $5.777        $10.765        $22.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,609          5,929          7,503          8,677          3,871
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.047        $14.128        $12.835        $12.366        $11.634
  Accumulation Unit Value at end of
   period                                 $8.530        $14.047        $14.128        $12.835        $12.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,196          1,568          2,107          2,767          3,335
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.338        $13.529        $12.396        $12.045        $11.525
  Accumulation Unit Value at end of
   period                                 $8.030        $13.338        $13.529        $12.396        $12.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.236        $26.924        $23.222        $21.948        $17.588
  Accumulation Unit Value at end of
   period                                $13.924        $23.236        $26.924        $23.222        $21.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,952          2,855          4,136          5,281          6,842
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.063        $25.783        $22.428        $21.378        $17.975
  Accumulation Unit Value at end of
   period                                $13.108        $22.063        $25.783        $22.428        $21.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.705        $13.742        $12.417        $12.083        $11.295
  Accumulation Unit Value at end of
   period                                 $8.045        $13.705        $13.742        $12.417        $12.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,233          6,102          8,213         10,716         12,840
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.013        $13.159        $11.992        $11.769        $11.207
  Accumulation Unit Value at end of
   period                                 $7.574        $13.013        $13.159        $11.992        $11.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.870        $16.438        $15.767        $14.215        $12.124
  Accumulation Unit Value at end of
   period                                 $9.081        $16.870        $16.438        $15.767        $14.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,754          3,620          4,874          6,348          7,669
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.018        $15.741        $15.227        $13.846        $12.281
  Accumulation Unit Value at end of
   period                                 $8.549        $16.018        $15.741        $15.227        $13.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.386        $12.213        $15.218        $15.712        $12.497
  Accumulation Unit Value at end of
   period                                $11.634         $9.386        $12.213        $15.218        $15.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,040          4,959          6,111          5,894          3,376
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.886        $14.711        $12.598        $10.251        $10.000
  Accumulation Unit Value at end of
   period                                $17.588        $11.886        $14.711        $12.598        $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,986          7,550          6,503          1,878            390
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.760        $10.826        $10.898        $10.063        $10.242
  Accumulation Unit Value at end of
   period                                $11.295         $9.760        $10.826        $10.898        $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,293         15,220         14,354         12,338         12,226
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.215        $13.422        $20.439        $21.587        $14.316
  Accumulation Unit Value at end of
   period                                $12.124         $9.215        $13.422        $20.439        $21.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,774          9,982         13,244         15,373          9,972
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $57.812        $55.420        $53.169        $50.896        $48.999
  Accumulation Unit Value at end of
   period                                $35.987        $57.812        $55.420        $53.169        $50.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,053          8,880         11,445         14,668         18,488
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.893        $53.071        $51.350        $49.574        $49.113
  Accumulation Unit Value at end of
   period                                $33.880        $54.893        $53.071        $51.350        $49.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $39.701        $54.656        $71.280        $86.479        $55.426
  Accumulation Unit Value at end of
   period                                $48.999        $39.701        $54.656        $71.280        $86.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,411         27,290         35,523         43,490         46,130
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.993        $13.063        $12.798        $12.768        $12.589
  Accumulation Unit Value at end of
   period                                $13.873        $13.993        $13.063        $12.798        $12.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,239          2,526          2,857          3,726          5,180
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.302        $12.523        $12.374        $12.450        $12.450
  Accumulation Unit Value at end of
   period                                $13.076        $13.302        $12.523        $12.374        $12.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.465        $10.291         $9.268         $8.688         $7.660
  Accumulation Unit Value at end of
   period                                 $5.760         $9.465        $10.291         $9.268         $8.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                902          1,155          1,510          1,630          1,640
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.007         $9.877         $8.971         $8.481         $7.656
  Accumulation Unit Value at end of
   period                                 $5.435         $9.007         $9.877         $8.971         $8.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              2             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.767        $18.745        $16.466        $15.114        $12.940
  Accumulation Unit Value at end of
   period                                $10.744        $16.767        $18.745        $16.466        $15.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426            638            803            679            529
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.131        $18.188        $16.113        $14.917        $13.290
  Accumulation Unit Value at end of
   period                                $10.249        $16.131        $18.188        $16.113        $14.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.540        $11.649        $11.069        $10.000             --
  Accumulation Unit Value at end of
   period                                $12.589        $12.540        $11.649        $11.069             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,638         15,450          5,739            939             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.212         $8.090         $9.505        $10.000             --
  Accumulation Unit Value at end of
   period                                 $7.660         $6.212         $8.090         $9.505             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,660          1,336            651             38             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.940             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.594         $6.051         $5.514         $5.198         $4.893
  Accumulation Unit Value at end of
   period                                 $3.707         $6.594         $6.051         $5.514         $5.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                696            924            953          1,287          1,761
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.275         $5.808         $5.337         $5.074         $4.912
  Accumulation Unit Value at end of
   period                                 $3.497         $6.275         $5.808         $5.337         $5.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.693        $18.194        $17.308        $16.995        $15.727
  Accumulation Unit Value at end of
   period                                $12.720        $18.693        $18.194        $17.308        $16.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,679          6,207          7,354          9,306         11,186
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.750        $17.423        $16.716        $16.554        $15.703
  Accumulation Unit Value at end of
   period                                $11.975        $17.750        $17.423        $16.716        $16.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.676        $16.345        $13.911        $13.345        $12.068
  Accumulation Unit Value at end of
   period                                $11.343        $16.676        $16.345        $13.911        $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,535          5,061          5,125          5,062          3,861
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.043        $15.859        $13.613        $13.170        $12.088
  Accumulation Unit Value at end of
   period                                $10.820        $16.043        $15.859        $13.613        $13.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.976        $37.331        $33.490        $31.682        $29.406
  Accumulation Unit Value at end of
   period                                $25.030        $37.976        $37.331        $33.490        $31.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,705          3,378          4,101          4,974          6,156
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.059        $35.749        $32.345        $30.859        $29.220
  Accumulation Unit Value at end of
   period                                $23.564        $36.059        $35.749        $32.345        $30.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.748         $3.601         $7.863        $10.000             --
  Accumulation Unit Value at end of
   period                                 $4.893         $3.748         $3.601         $7.863             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,254          1,998            593             79             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.261        $12.663        $12.369        $12.532        $12.489
  Accumulation Unit Value at end of
   period                                $15.727        $13.261        $12.663        $12.369        $12.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,433         15,267         17,466         19,284         22,092
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.068             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,036             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.435        $28.276        $31.287        $33.370        $30.256
  Accumulation Unit Value at end of
   period                                $29.406        $24.435        $28.276        $31.287        $33.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,571          9,257         11,419         13,483         15,126
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $30.394        $28.183        $23.141        $21.512        $19.146
  Accumulation Unit Value at end of
   period                                $16.412        $30.394        $28.183        $23.141        $21.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,886          7,501          9,299         11,621         14,744
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.860        $26.989        $22.350        $20.953        $19.199
  Accumulation Unit Value at end of
   period                                $15.451        $28.860        $26.989        $22.350        $20.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.196        $12.413        $12.214        $10.913        $10.314
  Accumulation Unit Value at end of
   period                                 $9.994        $12.196        $12.413        $12.214        $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,583          3,250          4,731          6,675          8,213
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.580        $11.887        $11.796        $10.630        $10.342
  Accumulation Unit Value at end of
   period                                 $9.409        $11.580        $11.887        $11.796        $10.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.441        $29.889        $23.808        $22.162        $18.441
  Accumulation Unit Value at end of
   period                                $24.349        $35.441        $29.889        $23.808        $22.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,272          4,076          4,893          6,239          7,562
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.653        $28.623        $22.994        $21.587        $18.414
  Accumulation Unit Value at end of
   period                                $22.924        $33.653        $28.623        $22.994        $21.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.213        $59.436        $51.874        $49.863        $45.405
  Accumulation Unit Value at end of
   period                                $33.447        $55.213        $59.436        $51.874        $49.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,225         20,697         26,758         35,014         45,058
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.425        $56.917        $50.099        $48.568        $45.245
  Accumulation Unit Value at end of
   period                                $31.488        $52.425        $56.917        $50.099        $48.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.988        $19.527        $28.154        $40.580        $24.940
  Accumulation Unit Value at end of
   period                                $19.146        $14.988        $19.527        $28.154        $40.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,820         24,035         32,035         39,251         40,918
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.804        $11.189        $14.101        $10.277        $10.849
  Accumulation Unit Value at end of
   period                                $10.314         $8.804        $11.189        $14.101        $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,217         12,927         16,343         19,344         12,308
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.960        $19.919        $25.946        $22.360        $22.826
  Accumulation Unit Value at end of
   period                                $18.441        $14.960        $19.919        $25.946        $22.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,178         11,416         15,072         16,906         19,114
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.059        $45.028        $48.663        $45.646        $40.567
  Accumulation Unit Value at end of
   period                                $45.405        $36.059        $45.028        $48.663        $45.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             55,276         66,339         79,620         86,628        100,158
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.079         $4.867         $4.539         $4.411         $4.383
  Accumulation Unit Value at end of
   period                                 $3.124         $5.079         $4.867         $4.539         $4.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,547          1,832          2,378          2,899          3,810
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.828         $4.666         $4.389         $4.302         $4.367
  Accumulation Unit Value at end of
   period                                 $2.944         $4.828         $4.666         $4.389         $4.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.907        $34.266        $31.418        $30.794        $28.136
  Accumulation Unit Value at end of
   period                                $25.469        $34.907        $34.266        $31.418        $30.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,787          3,639          4,753          6,191          8,493
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.145        $32.814        $30.344        $29.995        $28.108
  Accumulation Unit Value at end of
   period                                $23.978        $33.145        $32.814        $30.344        $29.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.713        $27.613        $26.713        $26.404        $25.569
  Accumulation Unit Value at end of
   period                                $21.579        $28.713        $27.613        $26.713        $26.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,748          4,872          5,912          7,582          9,652
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.263        $26.443        $25.800        $25.719        $25.363
  Accumulation Unit Value at end of
   period                                $20.317        $27.263        $26.443        $25.800        $25.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.412        $24.661        $19.531        $17.613        $15.333
  Accumulation Unit Value at end of
   period                                $14.626        $26.412        $24.661        $19.531        $17.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,721          6,247          7,581          8,988         10,921
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.078        $23.616        $18.863        $17.155        $15.302
  Accumulation Unit Value at end of
   period                                $13.770        $25.078        $23.616        $18.863        $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.600         $5.169         $7.701        $10.000             --
  Accumulation Unit Value at end of
   period                                 $4.383         $3.600         $5.169         $7.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,703          4,912          5,980          5,402             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.492        $22.932        $22.388        $24.799        $23.742
  Accumulation Unit Value at end of
   period                                $28.136        $22.492        $22.932        $22.388        $24.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,916         12,404         14,797         16,616         20,315
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.767        $23.235        $21.913        $20.574        $21.305
  Accumulation Unit Value at end of
   period                                $25.569        $24.767        $23.235        $21.913        $20.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,283         15,434         15,106         13,817         16,827
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.064        $14.833        $18.900        $21.164        $13.403
  Accumulation Unit Value at end of
   period                                $15.333        $12.064        $14.833        $18.900        $21.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,173         17,113         17,276         18,898         16,044
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.893        $24.473        $19.446        $17.248        $14.418
  Accumulation Unit Value at end of
   period                                $13.826        $25.893        $24.473        $19.446        $17.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,629          6,159          7,161          7,801          8,822
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.586        $23.436        $18.781        $16.800        $14.374
  Accumulation Unit Value at end of
   period                                $13.017        $24.586        $23.436        $18.781        $16.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.730        $17.625        $14.138        $12.084        $10.785
  Accumulation Unit Value at end of
   period                                $11.213        $19.730        $17.625        $14.138        $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,159          3,046          3,481          3,692          3,944
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.734        $16.878        $13.654        $11.770        $10.660
  Accumulation Unit Value at end of
   period                                $10.556        $18.734        $16.878        $13.654        $11.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.484        $11.181         $9.925         $9.232         $8.280
  Accumulation Unit Value at end of
   period                                 $6.261        $10.484        $11.181         $9.925         $9.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,749          8,114         10,865         13,742         16,783
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.955        $10.707         $9.586         $8.992         $8.300
  Accumulation Unit Value at end of
   period                                 $5.894         $9.955        $10.707         $9.586         $8.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.580        $18.475        $16.246        $14.618        $12.807
  Accumulation Unit Value at end of
   period                                $10.499        $18.580        $18.475        $16.246        $14.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,062          1,570          1,896          2,015          1,326
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.875        $17.926        $15.898        $14.426        $12.933
  Accumulation Unit Value at end of
   period                                $10.015        $17.875        $17.926        $15.898        $14.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.567        $12.413        $15.868        $15.876        $12.922
  Accumulation Unit Value at end of
   period                                $14.418        $10.567        $12.413        $15.868        $15.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,254         11,021         12,808         14,447         14,449
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.187         $9.593        $13.611        $22.468        $11.226
  Accumulation Unit Value at end of
   period                                $10.785         $8.187         $9.593        $13.611        $22.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,801          5,822          7,716         10,072          8,347
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.598         $8.767        $11.793        $14.669        $11.432
  Accumulation Unit Value at end of
   period                                 $8.280         $6.598         $8.767        $11.793        $14.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,471         24,848         33,076         37,893         30,741
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.807             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                693             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.828         $1.765         $1.710         $1.687         $1.696
  Accumulation Unit Value at end of
   period                                 $1.854         $1.828         $1.765         $1.710         $1.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             66,179         54,602         52,280         54,112         71,282
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.736         $1.690         $1.652         $1.644         $1.664
  Accumulation Unit Value at end of
   period                                 $1.745         $1.736         $1.690         $1.652         $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.946        $23.862        $22.236        $20.439        $18.746
  Accumulation Unit Value at end of
   period                                $15.099        $24.946        $23.862        $22.236        $20.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,524         10,785         13,936         18,236         24,382
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.686        $22.850        $21.475        $19.908        $18.870
  Accumulation Unit Value at end of
   period                                $14.215        $23.686        $22.850        $21.475        $19.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.876        $22.195        $19.355        $18.494        $16.199
  Accumulation Unit Value at end of
   period                                $11.404        $20.876        $22.195        $19.355        $18.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,380          7,792         10,051         12,737         14,071
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.822        $21.254        $18.693        $18.013        $16.139
  Accumulation Unit Value at end of
   period                                $10.737        $19.822        $21.254        $18.693        $18.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.350         $6.604         $5.944         $5.576         $5.188
  Accumulation Unit Value at end of
   period                                 $3.950         $7.350         $6.604         $5.944         $5.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,765          2,453          2,632          3,512          4,720
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.979         $6.324         $5.740         $5.432         $5.206
  Accumulation Unit Value at end of
   period                                 $3.719         $6.979         $6.324         $5.740         $5.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.707         $1.706         $1.663         $1.591         $1.538
  Accumulation Unit Value at end of
   period                                 $1.696         $1.707         $1.706         $1.663         $1.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            128,493        228,352        244,882        179,303        266,227
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.325        $20.841        $30.190        $41.424        $24.805
  Accumulation Unit Value at end of
   period                                $18.746        $14.325        $20.841        $30.190        $41.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,644         39,838         53,656         63,956         62,624
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.364        $14.828        $14.513        $12.014        $12.151
  Accumulation Unit Value at end of
   period                                $16.199        $12.364        $14.828        $14.513        $12.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,950         16,840         17,623         12,045         12,278
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.870         $5.777        $10.765        $22.292         $9.980
  Accumulation Unit Value at end of
   period                                 $5.188         $3.870         $5.777        $10.765        $22.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,211          6,659          8,763          9,835          5,012
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.047        $14.128        $12.835        $12.366        $11.634
  Accumulation Unit Value at end of
   period                                 $8.530        $14.047        $14.128        $12.835        $12.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,484          2,060          2,731          3,682          5,113
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.338        $13.529        $12.396        $12.045        $11.525
  Accumulation Unit Value at end of
   period                                 $8.030        $13.338        $13.529        $12.396        $12.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.236        $26.924        $23.222        $21.948        $17.588
  Accumulation Unit Value at end of
   period                                $13.924        $23.236        $26.924        $23.222        $21.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,247          3,290          4,823          6,397          8,120
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.063        $25.783        $22.428        $21.378        $17.975
  Accumulation Unit Value at end of
   period                                $13.108        $22.063        $25.783        $22.428        $21.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.705        $13.742        $12.417        $12.083        $11.295
  Accumulation Unit Value at end of
   period                                 $8.045        $13.705        $13.742        $12.417        $12.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,598         10,407         13,466         18,161         21,935
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.013        $13.159        $11.992        $11.769        $11.207
  Accumulation Unit Value at end of
   period                                 $7.574        $13.013        $13.159        $11.992        $11.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.870        $16.438        $15.767        $14.215        $12.124
  Accumulation Unit Value at end of
   period                                 $9.081        $16.870        $16.438        $15.767        $14.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,002          3,976          5,467          7,353          9,369
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.018        $15.741        $15.227        $13.846        $12.281
  Accumulation Unit Value at end of
   period                                 $8.549        $16.018        $15.741        $15.227        $13.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.386        $12.213        $15.218        $15.712        $12.497
  Accumulation Unit Value at end of
   period                                $11.634         $9.386        $12.213        $15.218        $15.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,474          7,998          9,462          8,335          4,978
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.886        $14.711        $12.598        $10.251        $10.000
  Accumulation Unit Value at end of
   period                                $17.588        $11.886        $14.711        $12.598        $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,747          9,857          8,798          2,707            676
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.760        $10.826        $10.898        $10.063        $21.492
  Accumulation Unit Value at end of
   period                                $11.295         $9.760        $10.826        $10.898        $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,535         25,071         19,770         14,689         14,825
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.215        $13.422        $20.439        $21.587        $14.316
  Accumulation Unit Value at end of
   period                                $12.124         $9.215        $13.422        $20.439        $21.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,313         13,188         17,371         20,369         14,524
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $57.812        $55.420        $53.169        $50.896        $48.999
  Accumulation Unit Value at end of
   period                                $35.987        $57.812        $55.420        $53.169        $50.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,821          8,907         12,132         16,443         22,445
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.893        $53.071        $51.350        $49.574        $49.113
  Accumulation Unit Value at end of
   period                                $33.880        $54.893        $53.071        $51.350        $49.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $39.701        $54.656        $71.280        $86.479        $55.426
  Accumulation Unit Value at end of
   period                                $48.999        $39.701        $54.656        $71.280        $86.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,507         34,829         44,335         51,763         52,779
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information, please complete the form below and mail to:


     The Hartford
     Attn: Individual Markets Group
     P.O. Box 5085
     Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN

          SERIES VI AND SERIES VIR OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Individual Markets Group, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2009
Date of Statement of Additional Information: May 1, 2009


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                6
  Total Return for all Sub-Accounts                                            6
  Yield for Sub-Accounts                                                       6
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         7
  Performance Comparisons                                                      7
ACCUMULATION UNIT VALUES                                                       8
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 11, 2009 (April 29, 2009 as to the effects of the change in reporting entity structure and the retrospective adoption of FASB Statement No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS described in Note 1 and Note 17) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten (the "Account") as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



With respect to the unaudited interim financial information for the periods ended March 31, 2009 and 2008 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended March 31, 2009 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2008: $1,256,693; 2007: $1,827,679; and 2006: $1,824,923.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2008 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


A.G. Edwards & Sons, Inc., Abacus Investments, Inc., ABD Financial Services, Inc., Access Financial Group, Inc., Access Investments, Inc., Acument Securities, Inc., Addison Avenue Federal Credit Union, ADP Broker-Dealer, Inc., Advanced Advisor Group, Advanced Equities, Inc., Advantage Capital Corp., Advisory Group Equity Services Ltd., AFA Financial Group, LLC., Affinity Bank, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Aim Investments, Alamo Capital, All Nevada Insurance, Allegacy Federal Credit Union, Allegheny Investments Ltd., Allen & Co. of Florida, Inc., Alliance Bank, AllianceBernstein, AllianceBernstein Investment Research, AllState Financial Services, LLC., Altura Credit Union, AMCORE Bank, NA., Amcore Investment Services, Inc., American Bank, NA., American Classic Securities, American Funds & Trusts, Inc., American General Securities Inc., American Heritage Federal Credit Union, American Independent Securities Group, American Independent Securities, Inc., American Investors Company, American Investors Group, American Municipal Securities, Inc., American Portfolios Financial Services, American Securities Group, Inc., American Trust & Savings Bank, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Ameritrade, Inc., Ames Community Bank, Amsouth Bank, Amsouth Investment Services, AmTrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Andrew Garrett, Inc., Arlington Securities, Inc., Arrowhead Central Credit Union, Arvest Asset Management, Arvest Bank, Ascend Financial Services, Inc., Askar Corp., Asset Management Securities Corp., Associated Bank, NA., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Astoria Federal Savings & Loan Association, Atlantic Securities, Inc., Avisen Securities, Inc., AXA Advisors, LLC., Ayre Investments, B.B. Graham & Co., B.C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Albuquerque, NA., Bank of America, Bank of Clarendon, Bank of Clarke County, Bank of Stockton, Bank of Texas, Bank of the Commonwealth, Bank of the South, Bank of the West, Bankers & Investors Co., Bankers Life and Casualty, Banknorth, BankUnited, FSB, BankWest, Inc., Bannon, Ohanesian & Lecours, Inc., Banorte Securities, Banorte Securities International, Bates Securities, Inc., BB&T Investment Services, Inc., BCG Securities, Inc., Beaconsfield Financial Services., Inc., Benchmark Investments, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., Berthel, Fisher & Co. Financial Services, Inc., Bethpage Federal Credit Union, BI Investments, LLC., Bodell Overcash Anderson & Co., Boeing Employees Credit Union, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Britton & Koontz Bank, N.A., Broad Street Securities, Inc., Broker Dealer Financial Services Corp., Brokersxpress LLC., Brookstone Securities, Inc., Brookstreet Securities Corp., Brown Advisory Securities Inc., Brown, Lisle/Cummings, Inc., Bruce A Lefavi Securities, Inc., Busey Bank, Butler, Wick & Co., Inc., C.R.I. Securities, Inc., Cadaret, Grant & Co., Inc., California Bank & Trust, California Credit Union, California National Bank, Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC., Cambridge State Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Brokerage Corporation, Capital Choice, Capital City Bank, Capital Financial Services, Inc., Capital Growth Resources, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital One Investments Services, LLC., Capital Securities Investment Corp., Capital Securities Management, Capital Select Investments Corp., Capital Wealth Advisors, Inc., Capital West Securities, Inc., CapitalBank, Capitol Federal Savings Bank, Capitol Securities Management, Inc., Carolina First Bank, Carolinas Investment Consulting LLC., Cary Street Partners, LLC., Cascade Investment Group, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Central State Bank, Central Virginia Bank, Century National Bank, Century Securities Associates, Inc., CFD Investments, Inc., Chapin, Davis, Charles Schwab, Chase Investments Services Corp., Chemical Bank West, Chevy Chase Financial Services, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citicorp Investment Services, Citigroup Global Markets, Inc., Citizens & Farmers Bank, Citizens Bank, Citizens Business Bank, City Bank, City Securities Corporation, Coastal Federal Credit Union, Coburn & Meredith, Inc., Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commercial & Savings Bank/Mllrsbrg, Commercial Federal Bank, Commonwealth Bank & Trust Co., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bank & Trust, Community Credit Union, Community Investment Services, Inc., Compass Bank, Compass Brokerage, Inc., Comprehensive Financial Services, Conservative Financial Services., Inc., Coordinated Capital Securities, Inc., Country Club Financial Services., Inc., Countrywide Bank, Countrywide Investment Services, Inc., Credit Union West, Crews & Associates, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cullum & Burks Securities, Inc., Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., CW Securities, LLC., D.A. Davidson & Company, Davenport & Company LLC., David A. Noyes & Company, David Lerner Associates, Inc., DaVinci Capital Management, Inc., Dawson James Securities, Inc., Delta Equity Services Corp., Delta Trust Investment, Inc., Deutsche Bank Securities, Inc., DeWaay Financial Network, DFCU Financial Federal Credit Union, Dilworth, Diversified Securities, Inc., Dominion Investor Services., Inc., Dorsey & Company, Inc., Dougherty & Company LLC., Dubuque Bank & Trust Co., Dumon Financial, Duncan-Williams, Inc., Dupaco Community Credit Union, Eagle Bank, Eagle One Financial, Eagle One Investments, LLC., Eastern Bank, Eastern Financial Florida Credit Union, ECM Securities Corporation, EDI Financial, Inc., Edward Jones, Effex National Security, Eisner Securities, Inc., Emclaire Financial Corp., Emerson Equity, LLC., Empire Bank, Empire Financial Group, Inc., Empire Securities Corporation, Emporia State Bank & Trust Co., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equitable Bank, Equitas America, LLC, Equity Services, Inc., ESL Federal Credit Union, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities, LLC., Evans National Bank, EVB, Evolve Securities, Inc., Excel Securities & Assoc., Inc., Fairport Capital, Inc., Fairwinds Credit Union, Farmers National Bank, Farmers National Bank/Canfield, Feltl & Company, Ferris/Baker Watts, FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services., LLC., Fidelity Federal Bank & Trust, Fidelity

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Investments, Fifth Third Bank, Fifth Third Securities, FIMCO Securities Group, Inc., Financial Center Credit Union, Financial Network Investment Corp., Financial Partners Credit Union, Financial Planning Consultants, Financial Security Management, Inc., Financial West Group, Fintegra LLC., First Allied Securities, First America Bank, First American Bank, First Bank, First Brokerage America, First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, First Command Financial Planning, First Commonwealth Bank, First Commonwealth Federal Credit Union, First Community Bank, First Community Bank, N.A., First Federal Bank, First Federal Savings & Loan of Charlston, First Financial Bank, First Financial Equity Corp., First Global Securities, Inc., First Harrison Bank, First Heartland Capital Inc., First Hope Bank, First Investment Services, First MidAmerica Investment Corp., First Midwest Bank, First Midwest Securities, First Montauk Securities, First National Bank, First National Investments Inc, First Niagara Bank, First Northern Bank of Dixon, First Place Bank, First Southeast Investment Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Wall Street Corporation, First Western Securities Inc., FirstMerit Securities, Inc., FiServ Investor Services, Inc., Flagstar Bank, FSB, Florida Investment Advisers, Flushing Savings Bank, FSB, FMN Capital Corporation, FNB Brokerage Services, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Founders Financial Securities, LLC., Fox and Company, Franklin Bank, Franklin/Templeton Dist., Inc., Freedom Financial, Inc., Fremont Bank, Frontier Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Gateway Bank and Trust Company, Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group, L.L.C., Girard Securities Inc., Global Brokerage Services, Gold Coast Securities, Inc., Golden One Credit Union, Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital, Inc., Greenberg Financial Group, Gregory J Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisers, Inc., H. Beck, Inc., H.D.Vest Investment Services, Haas Financial Products, Inc., Hancock Bank, Hancock Investments Services, Harbor Financial Services, LLC., Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Harvest Capital LLC, Hawthorne Securities Corp., Hazard & Siegel, Inc., Hazlett, Burt & Watson, Inc., HBW Securities, LLC, HCSB, Heartland Investment Associates, Inc., Heim & Young Securities, Inc., Heim Young & Associates, Inc., Hibernia Investments, LLC, Hibernia National Bank, High Country Bank, High Ridge Insurance Services, Hilliard Lyons, HNB National Bank, Home Savings & Loan Company of Youngstown, Home Savings Bank, Horizon Bank, Hornor, Townsend & Kent, Inc., Horwitz & Associates, Inc., Howe Barnes Investments, Inc., HRC Investment Services, Inc., HSBC Bank USA, National Associates, HSBC International, HSBC Securities (USA) Inc., Huntingdon Securities Corp., Huntington Investment Co., Huntington National Bank, Huntington Valley Bank, Huntleigh Securities Corp., IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corp., IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Financial Securities Inc., Independent Financial Group, LLC., Indiana Merchant Banking & Brokerage, Infinex Investment, Inc., Infinity Securities, Co., Inc., ING Financial Advisors, LLC, ING Financial Partners, Innovative Solutions, Integrated Financial Inc., Intercarolina Financial Services, Inc., Interpacific Investor Services, InterSecurities, Inc., INTRUST Bank, NA., Intrust Brokerage Inc., Invesmart Securities, LLC., INVEST Financial Corporation, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Management Corp., Investment Network, Inc., Investment Planners, Inc., Investment Professionals, Inc., Investment Security Corp., Investors Capital Corp., Investors Resources Group, Inc., Iowa State Bank, ISG Equity Sales Corporation, J.B. Hanauer & Co., J.J.B Hilliard, W.L.Lyons LLC., J.P. Turner & Co., J.W. Cole Financial, Inc., Jack V Butterfield Investment Co., Jackson Securities, LLC., Jacksonville Savings Bank, James C. Butterfield, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corp., Jesup & Lamont Securities Corp., JHW Financial Services, Inc., JHW Securities, JJB Hilliard/WL Lyons, Inc., Jones Bains Sides Investments Group, Joseph James Financial Services, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Keesler Federal Credit Union, Kern National Federal Credit Union, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., Key Investor Services, KeyBank, NA., KeyPoint Credit Union, Kinecta Credit Union, Kirkwood Bank & Trust Co., KleinBank, KMS Financial Services, Inc., Kovack Securities, Inc., L.F. Financial, LLC., L.M. Kohn & Company, LaBrunerie Financial Services, Inc., Lake Area Bank, Lake Community Bank, Landmark Credit Union, Lara, Shull & May, LTD., LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Lawrence Jorgenson, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legends Bank, Legg Mason/Citigroup Global Market, Leigh Baldwin & Co., LLC., Leonard & Company, Lesko Securities Inc., Leumi Investment Services, Inc., Lexington Investment Co., Inc., LFA, Liberty Group, LLC., Liberty Securities Corporation, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Investment Planning, Inc., Linsco/Private Ledger, LOC Federal Credit Union, Lockheed Federal Credit Union, Lombard Securities, Inc., Long Island Financial Group, Lord, Abbett & Co., Lowell & Company, Inc., LPL Financial, M Holdings Securities, Inc., M&I Bank, M&I Brokerage Services, Inc., M&I Financial Advisors, Inc., M&T Bank, M&T Securities, Inc., M. Griffith, Inc., M.L. Stern & Co. Inc., Madison Avenue Securities, Inc., Madison Bank & Trust, Main Street Securities, LLC., Manarin Securities Corp., Manna Financial Services Corp., Mascoma Savings Bank, Mass Institute of Technology Credit Union, Mass Mutual, Maxim Group LLC., McGinn, Smith & Co., Inc., McNally Financial Services Corp.; Means Investment Co., Inc., Medallion Equities, Inc., Medallion Investment Services Inc., Mercantile Bank, Mercantile Brokerage Services Inc., Mercantile Trust & Savings Bank, Merrill Lynch Inc., Merrimac Corporate Securities, Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MICG Investment Management, Michigan Catholic Credit Union, Michigan Securities, Inc., Mid Atlantic Capital Corp., MidAmerica Financial Services Inc., Mid-Atlantic Securities, Inc., Midwestern Sec Trading CO, LLC., Milkie/Ferguson Investments, Mission Federal Credit Union, MMC Securities Corp., MML Investor Services, Inc., Moloney Securities Co., Inc., Money Concepts Capital Corp, Money Management Advisory Inc., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Peabody, Inc.,

HARTFORD LIFE INSURANCE COMPANY                                            5

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Morgan Stanley & Co., Inc., MSCS Financial Services, LLC., MTL Equity Products,
Inc., Multi-Financial Securities Corp., Multiple Financial Services., Inc., Mutual Funds Assoc., Inc., Mutual Securities, Inc., Mutual Service Corp., NatCity Investments, National Bank & Trust, National City Bank of Midwest, National Financial Services Corp., National Investors Services, National Pension & Group Consultant, National Planning Corporation, National Securities Corp., Nations Financial Group, Inc., Nationwide Investment Service Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Financial Services, NBC Securities, Inc., NBT Bank, Neidiger, Tucker, Bruner, Inc., Nelson Securities, Inc., Networth Strategic, New England Securities Corp., New Horizon Asset Management Group, LLC., NewAlliance Bank, NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, NFB Investment Services Corp., NFP Securities, Inc., NIA Securities, LLC., Nodaway Valley Bank, Nollenberger Capital Partners, North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Company, Northern Trust Securities, Inc., Northridge Capital Corp., Northwestern Mutual Investment Services, Inc., Nutmeg Securities, Ltd., NYLIFE Securities Inc., O.N. Equity Sales Co., Oak Tree Securities, Inc., Oakbrook Financial Group, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corp., Ohio National Equities, Inc., O'Keefe Shaw & Company, Old National Bank, ON Equity Sales Co., OneAmerica Securities Inc., Oppenheimer and Co., Inc., Orange County Teachers Federal Credit Union, P & A Financial Sec's Inc., Pacific Cascade Federal Credit Union, Pacific Financial Assoc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Paragon Bank & Trust, Park Avenue Securities, Parsonex Securities, Inc., Partnervest Securities, Inc., Patapsco Bank, Patelco Credit Union, Paulson Investment Company Inc., Peachtree Capital Corporation, Penn Plaza Brokerage, Pension Planners Securities Inc., Pentagon Federal Credit Union, Peoples Bank, Peoples Community Bank, Peoples Securities, Inc., Peoples United Bank, PFIC Securities Corp, Pillar Financial Services, Pimco Funds, PlanMember Securities Corp., PMK Securities & Research Inc., PNC Bank Corp., PNC Investments LLC., Premier America Credit Union, Prime Capital Services, Inc., PrimeSolutions Securities, Inc, PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Protected Investors of America, Provident Bank, Provident Savings Bank, F.S.B., Pruco Securities Corp., Purshe, Kaplin & Sterling, Putnam Investments, Putnam Savings Bank, QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Quest Tar, Questar Capital Corp., R.M. Stark & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets Corp., RBC Centura Bank, RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Discount Securities, Inc., Regal Securities, Inc., Regency Securities Inc., Regions Bank, Reliance Securities, LLC., Resource Horizons Group, LLC., R-G Crown Bank, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, RiverStone Wealth Management, Inc., RNR Securities LLC., Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Assoc., Inc., Rothschild Investment Corp., Royal Alliance Associates, Inc., Royal Securities Company, Rushmore Securities Corp., Rydex Distributors, Inc., S F Police Credit Union, S.C. Parker & Co., Inc., Sage, Rutty & Co., Inc., Sammons Securities Company LLC., San Mateo County Employees Credit Union, Sanders Morris Harris Inc., Sandy Spring Bank, Sawtooth Securities, LLC., Saxony Securities, Inc., SCF Securities, Inc., School Employees Credit Union, Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Seacoast National Bank, Securian Financial Services, Securities America, Inc., Securities Equity Group, Securities Service Network, Inc., Security Service Federal Credit Union, Shields & Company, Sicor Securities Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Silicone Valley Securities, SMH Capital, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC., Source Capital Group, Inc., South Carolina Bank & Trust, South Valley Bank & Trust, South Valley Wealth Management, Southeast Investments NA Inc., Southern MO Bank of Marshfield, SouthTrust Securities, Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital, Inc., Spelman & Co., Inc., Spire Securities, LLC., Stanford Group Company, Stephen A. Kohn & Associates, Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stock Depot Inc, Stockcross, Inc., Stofan, Agazzi & Company, Inc., Strand Atkinson Williams York, Strategic Alliance Corp., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, LLC., SunAmerica, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Superior Bank, Surrey Bank & Trust, Susquehanna Bank, SWBC Investment Company, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group, Synovus Securities, T.J. Raney & Sons, Inc., Taylor Securities, Inc., TD Bancnorth, National Assoc., TD Waterhouse Investor Services, Inc., Technology Credit Union, Telesis Community Credit Union, Telhio Credit Union, TFS Securities, Inc., The Advisors Group, Inc., The Capital Group Sec. Inc., The Concord Equity Group, LLC., The Golden 1 Credit Union, The Huntington Investment Co., The Huntington Investment Company, The Legend Gray, Thomasville National Bank, Thoroughbred Financial Services, LLC., Thrasher & Company, Thrivent Investment Management, Inc., Thurston, Springer, Miller, Her, TierOne Bank, TimeCapital Securities Corp., Tower Square Securities, Inc., TradeStar Investments, Inc., Transamerica Financial Advisor, TransWest Credit Union, Tri Counties Bank, Triad Advisors, Inc., Tri-County Financial Group, Inc., Triequa Capital Corporation, Triune Capital Advisors, Troy Bank & Trust, Trustmark National Bank, Trustmont Financial Group Inc., U.S Bank, UBS Financial Services, Inc., UBS International; UBS Private Banking, UMB Bank, UMB Financial Services, Inc., UMB Scout Brokerage Services, Union Bank, Union Bank & Trust, Union Bank Company, Union Bank of California, N.A., Union Bank of Chandler, Union Capital Company, Union Savings Bank, UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, United Securities Alliance Inc., Univest Investments, Inc., US Alliance Credit Union, US Bancorp Investments, US Bank, N.A., USA Financial Securities Corp., USAllianz Securities, Inc., USI Securities, UVest Financial Services, V.B.C. Securities, VALIC Financial Advisors, Inc., ValMark Securities, Van Kampen Investments, Inc., VanDerbilt

6                                            HARTFORD LIFE INSURANCE COMPANY

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Securities, LLC., Veritrust Financial, LLC., VFinance Investments, Inc., Vinson
Assoc., Vision Bank, Vision Invstmnt Services, Inc., Vision Securities, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., VYstar Credit Union, Waccamaw Bank, Wachovia Bank, Wachovia Securities Inc. Financial Network, Wachovia Securities ISG, Wachovia Securities LLC., Waddell & Reed, Inc., Wakulla Bank, Wald Group, Wall Street Electronica, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., WAMU, WaMu Investments, Inc., Washington Mutual, Wasserman & Associates, Waterstone Financial Group, Wayne Hummer Investments LLC., Wayne Savings Community Bank, Wealth Management Services, Webster Bank, Webster Investments, Wedbush Morgan Securities Inc., Weitzel Financial Services Inc., Wells Fargo Investments, Wells Fargo Securities Independent, Wells Federal Bank, Wellstone Securities, LLC., WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Credit Union, Wescom Financial Services, West Alabama Bank & Trust, West Coast Bank, Westamerica Bank, Western Federal Credit Union, Western International Securities, Westfield Bakerink Brozak LLC., Westminster Financial Investment, Westminster Financial Securities, Inc., Westport Securities, L.L.C., WFG Securities Corp., Whitney National Bank, Whitney Securities, LLC., Wilbank Securities, Wiley Bros.-Aintree Capital, William C. Burnside & Company, Wilmington Brokerage Services, Wilmington Trust Co., Windsor Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc., Woodforest National Bank, Woodlands Securities Corp., Woodmen Financial Services Inc., Woodstock Financial Group, Inc., Workman Securities Corp., World Equity Group Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities Inc., XCU Capital Corp., Inc., Xerox Credit Union, Zeigler Investment Services.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to

HARTFORD LIFE INSURANCE COMPANY                                            7

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compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

8                                            HARTFORD LIFE INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.993        $13.063        $12.798        $12.768        $12.589
  Accumulation Unit Value at end of
   period                                $13.873        $13.993        $13.063        $12.798        $12.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,881          2,623          3,206          4,201          5,599
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.828        $12.928        $12.685        $12.674        $12.515
  Accumulation Unit Value at end of
   period                                $13.689        $13.828        $12.928        $12.685        $12.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             21             32             65             59
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.801        $12.909        $12.673        $12.668        $12.516
  Accumulation Unit Value at end of
   period                                $13.655        $13.801        $12.909        $12.673        $12.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             31             32             34             35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.638        $12.776        $12.561        $12.575        $12.442
  Accumulation Unit Value at end of
   period                                $13.474        $13.638        $12.776        $12.561        $12.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             21             28             28             27
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.638        $12.776        $12.561        $12.575        $12.442
  Accumulation Unit Value at end of
   period                                $13.474        $13.638        $12.776        $12.561        $12.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             21             28             28             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.528        $12.691        $12.497        $12.530        $12.489
  Accumulation Unit Value at end of
   period                                $13.345        $13.528        $12.691        $12.497        $12.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.528        $12.691        $12.497        $12.530        $12.416
  Accumulation Unit Value at end of
   period                                $13.345        $13.528        $12.691        $12.497        $12.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.491        $12.663        $12.475        $12.514        $12.407
  Accumulation Unit Value at end of
   period                                $13.302        $13.491        $12.663        $12.475        $12.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.839        $10.184        $10.043        $10.084        $10.065
  Accumulation Unit Value at end of
   period                                $10.676        $10.839        $10.184        $10.043        $10.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.540        $11.649        $11.069        $10.000             --
  Accumulation Unit Value at end of
   period                                $12.589        $12.540        $11.649        $11.069             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,643         14,565          5,645            669             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.485        $11.616        $11.053        $10.000             --
  Accumulation Unit Value at end of
   period                                $12.515        $12.485        $11.616        $11.053             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            115             68              9             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.492        $11.628        $11.056             --             --
  Accumulation Unit Value at end of
   period                                $12.516        $12.492        $11.628             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             54             39             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.437        $12.140             --             --             --
  Accumulation Unit Value at end of
   period                                $12.442        $12.437             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             22             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.437        $11.594        $11.040             --             --
  Accumulation Unit Value at end of
   period                                $12.442        $12.437        $11.594             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             22              9             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.429        $12.140             --             --             --
  Accumulation Unit Value at end of
   period                                $12.416        $12.429             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.427        $12.140             --             --             --
  Accumulation Unit Value at end of
   period                                $12.407        $12.427             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.382        $12.580        $12.412        $12.469        $12.452
  Accumulation Unit Value at end of
   period                                $13.174        $13.382        $12.580        $12.412        $12.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.382        $12.580        $12.412        $12.469        $12.381
  Accumulation Unit Value at end of
   period                                $13.174        $13.382        $12.580        $12.412        $12.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.302        $12.523        $12.374        $12.450        $12.450
  Accumulation Unit Value at end of
   period                                $13.076        $13.302        $12.523        $12.374        $12.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.465        $10.291         $9.268         $8.688         $7.660
  Accumulation Unit Value at end of
   period                                 $5.760         $9.465        $10.291         $9.268         $8.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                676            843          1,131          1,283          1,260
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.364        $10.197         $9.196         $8.633         $7.623
  Accumulation Unit Value at end of
   period                                 $5.690         $9.364        $10.197         $9.196         $8.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             12             29             28             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.335        $10.170         $9.177         $8.620         $7.615
  Accumulation Unit Value at end of
   period                                 $5.669         $9.335        $10.170         $9.177         $8.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             22             21             18             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.235        $10.077         $9.106         $8.566         $7.579
  Accumulation Unit Value at end of
   period                                 $5.600         $9.235        $10.077         $9.106         $8.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             13             12             13             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.235        $10.077         $9.106         $8.566         $7.579
  Accumulation Unit Value at end of
   period                                 $5.600         $9.235        $10.077         $9.106         $8.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             13             12             13             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.160        $10.010         $9.060         $8.535         $7.680
  Accumulation Unit Value at end of
   period                                 $5.547         $9.160        $10.010         $9.060         $8.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              2             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.160        $10.010         $9.060         $8.535         $7.563
  Accumulation Unit Value at end of
   period                                 $5.547         $9.160        $10.010         $9.060         $8.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              2             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.419        $12.140             --             --             --
  Accumulation Unit Value at end of
   period                                $12.381        $12.419             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.212         $8.090         $9.505        $10.000             --
  Accumulation Unit Value at end of
   period                                 $7.660         $6.212         $8.090         $9.505             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,264            772            473              6             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.192         $8.076         $9.503        $10.000             --
  Accumulation Unit Value at end of
   period                                 $7.623         $6.192         $8.076         $9.503             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             14             10             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.188         $8.075         $9.578             --             --
  Accumulation Unit Value at end of
   period                                 $7.615         $6.188         $8.075             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              5              5             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.168         $5.763             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.579         $6.168             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.168         $8.061         $9.575             --             --
  Accumulation Unit Value at end of
   period                                 $7.579         $6.168         $8.061             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13              3             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.164         $5.763             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.563         $6.164             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.135         $9.988         $9.044         $8.525         $7.557
  Accumulation Unit Value at end of
   period                                 $5.529         $9.135         $9.988         $9.044         $8.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.008        $13.141        $11.912        $11.238        $10.127
  Accumulation Unit Value at end of
   period                                 $7.260        $12.008        $13.141        $11.912        $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.061         $9.922         $8.998         $8.494         $7.657
  Accumulation Unit Value at end of
   period                                 $5.476         $9.061         $9.922         $8.998         $8.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.061         $9.922         $8.998         $8.494         $7.541
  Accumulation Unit Value at end of
   period                                 $5.476         $9.061         $9.922         $8.998         $8.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.007         $9.877         $8.971         $8.481         $7.656
  Accumulation Unit Value at end of
   period                                 $5.435         $9.007         $9.877         $8.971         $8.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.767        $18.745        $16.466        $15.114        $12.940
  Accumulation Unit Value at end of
   period                                $10.744        $16.767        $18.745        $16.466        $15.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                390            447            546            432            345
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.650        $18.642        $16.400        $15.077        $12.927
  Accumulation Unit Value at end of
   period                                $10.653        $16.650        $18.642        $16.400        $15.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              7              6              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.611        $18.608        $16.378        $15.064        $12.923
  Accumulation Unit Value at end of
   period                                $10.623        $16.611        $18.608        $16.378        $15.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              6              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.495        $18.506        $16.313        $15.026        $12.910
  Accumulation Unit Value at end of
   period                                $10.533        $16.495        $18.506        $16.313        $15.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.495        $18.506        $16.313        $15.026        $12.910
  Accumulation Unit Value at end of
   period                                $10.533        $16.495        $18.506        $16.313        $15.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.163         $5.763             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.557         $6.163             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.159         $5.763             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.541         $6.159             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.940             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.927             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.923             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.910             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.910             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.380        $18.405        $16.248        $14.989        $13.311
  Accumulation Unit Value at end of
   period                                $10.444        $16.380        $18.405        $16.248        $14.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.380        $18.405        $16.248        $14.989        $12.897
  Accumulation Unit Value at end of
   period                                $10.444        $16.380        $18.405        $16.248        $14.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.342        $18.371        $16.226        $14.976        $12.893
  Accumulation Unit Value at end of
   period                                $10.414        $16.342        $18.371        $16.226        $14.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.536        $14.106        $12.472        $11.523        $10.247
  Accumulation Unit Value at end of
   period                                 $7.980        $12.536        $14.106        $12.472        $11.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.228        $18.270        $16.161        $14.939        $13.291
  Accumulation Unit Value at end of
   period                                $10.326        $16.228        $18.270        $16.161        $14.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.228        $18.270        $16.161        $14.939        $12.880
  Accumulation Unit Value at end of
   period                                $10.326        $16.228        $18.270        $16.161        $14.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.131        $18.188        $16.113        $14.917        $13.290
  Accumulation Unit Value at end of
   period                                $10.249        $16.131        $18.188        $16.113        $14.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.594         $6.051         $5.514         $5.198         $4.893
  Accumulation Unit Value at end of
   period                                 $3.707         $6.594         $6.051         $5.514         $5.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                699            910            834          1,022          1,399
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.523         $5.995         $5.471         $5.166         $4.870
  Accumulation Unit Value at end of
   period                                 $3.662         $6.523         $5.995         $5.471         $5.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             16              7              7              8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.503         $5.980         $5.460         $5.157         $4.865
  Accumulation Unit Value at end of
   period                                 $3.648         $6.503         $5.980         $5.460         $5.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             20             23              9              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.897             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.893             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.880             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.748         $5.378         $7.863        $10.000             --
  Accumulation Unit Value at end of
   period                                 $4.893         $3.748         $5.378         $7.863             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,657          1,165            481             48             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.736         $5.368         $7.861        $10.000             --
  Accumulation Unit Value at end of
   period                                 $4.870         $3.736         $5.368         $7.861             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             27             17              2             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.734         $5.368         $8.391             --             --
  Accumulation Unit Value at end of
   period                                 $4.865         $3.734         $5.368             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10              4             --             --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.433         $5.925         $5.417         $5.125         $4.842
  Accumulation Unit Value at end of
   period                                 $3.604         $6.433         $5.925         $5.417         $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             32             20             23             25
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.433         $5.925         $5.417         $5.125         $4.842
  Accumulation Unit Value at end of
   period                                 $3.604         $6.433         $5.925         $5.417         $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             32             20             23             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.381         $5.886         $5.390         $5.107         $4.927
  Accumulation Unit Value at end of
   period                                 $3.569         $6.381         $5.886         $5.390         $5.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.381         $5.886         $5.390         $5.107         $4.831
  Accumulation Unit Value at end of
   period                                 $3.569         $6.381         $5.886         $5.390         $5.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.364         $5.873         $5.381         $5.100         $4.828
  Accumulation Unit Value at end of
   period                                 $3.558         $6.364         $5.873         $5.381         $5.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.101        $12.101        $11.098        $10.531        $10.175
  Accumulation Unit Value at end of
   period                                 $7.317        $13.101        $12.101        $11.098        $10.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.313         $5.834         $5.353         $5.082         $4.913
  Accumulation Unit Value at end of
   period                                 $3.524         $6.313         $5.834         $5.353         $5.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              6              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.313         $5.834         $5.353         $5.082         $4.818
  Accumulation Unit Value at end of
   period                                 $3.524         $6.313         $5.834         $5.353         $5.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              6              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.275         $5.808         $5.337         $5.074         $4.912
  Accumulation Unit Value at end of
   period                                 $3.497         $6.275         $5.808         $5.337         $5.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.693        $18.194        $17.308        $16.995        $15.727
  Accumulation Unit Value at end of
   period                                $12.720        $18.693        $18.194        $17.308        $16.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,539          6,128          7,544          9,367         11,242

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.722         $3.525             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.842         $3.722             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             22             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.722         $5.358         $8.387             --             --
  Accumulation Unit Value at end of
   period                                 $4.842         $3.722         $5.358             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             22              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.719         $3.524             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.831         $3.719             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.718         $3.524             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.828         $3.718             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.716         $3.524             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.818         $3.716             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.261        $12.663        $12.369        $12.532        $12.489
  Accumulation Unit Value at end of
   period                                $15.727        $13.261        $12.663        $12.369        $12.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,126         15,184         18,982         21,753         25,272

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.452        $17.986        $17.136        $16.851        $15.618
  Accumulation Unit Value at end of
   period                                $12.537        $18.452        $17.986        $17.136        $16.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             79            112            133            151
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.436        $17.980        $17.138        $16.862        $15.636
  Accumulation Unit Value at end of
   period                                $12.520        $18.436        $17.980        $17.138        $16.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             23             23             27             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.198        $17.775        $16.968        $16.719        $15.527
  Accumulation Unit Value at end of
   period                                $12.340        $18.198        $17.775        $16.968        $16.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             18             18             26             23
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.198        $17.775        $16.968        $16.719        $15.527
  Accumulation Unit Value at end of
   period                                $12.340        $18.198        $17.775        $16.968        $16.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             18             18             26             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.051        $17.657        $16.881        $16.659        $15.752
  Accumulation Unit Value at end of
   period                                $12.221        $18.051        $17.657        $16.881        $16.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              2              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.051        $17.657        $16.881        $16.659        $15.494
  Accumulation Unit Value at end of
   period                                $12.221        $18.051        $17.657        $16.881        $16.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.002        $17.618        $16.852        $16.639        $15.483
  Accumulation Unit Value at end of
   period                                $12.182        $18.002        $17.618        $16.852        $16.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.580        $11.344        $10.862        $10.735        $10.165
  Accumulation Unit Value at end of
   period                                 $7.829        $11.580        $11.344        $10.862        $10.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.857        $17.502        $16.766        $16.579        $15.705
  Accumulation Unit Value at end of
   period                                $12.066        $17.857        $17.502        $16.766        $16.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.857        $17.502        $16.766        $16.579        $15.450
  Accumulation Unit Value at end of
   period                                $12.066        $17.857        $17.502        $16.766        $16.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.188        $12.612        $12.338        $12.520        $12.713
  Accumulation Unit Value at end of
   period                                $15.618        $13.188        $12.612        $12.338        $12.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            166            170            121             47
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.210        $12.640        $12.733             --             --
  Accumulation Unit Value at end of
   period                                $15.636        $13.210        $12.640             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             26             22             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.138        $12.488             --             --             --
  Accumulation Unit Value at end of
   period                                $15.527        $13.138             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             11             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.138        $12.589        $12.700             --             --
  Accumulation Unit Value at end of
   period                                $15.527        $13.138        $12.589             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             11              6             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.129        $12.488             --             --             --
  Accumulation Unit Value at end of
   period                                $15.494        $13.129             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.127        $12.488             --             --             --
  Accumulation Unit Value at end of
   period                                $15.483        $13.127             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.118        $12.488             --             --             --
  Accumulation Unit Value at end of
   period                                $15.450        $13.118             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.750        $17.423        $16.716        $16.554        $15.703
  Accumulation Unit Value at end of
   period                                $11.975        $17.750        $17.423        $16.716        $16.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.676        $16.345        $13.911        $13.345        $12.068
  Accumulation Unit Value at end of
   period                                $11.343        $16.676        $16.345        $13.911        $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,987          2,365          2,475          2,372          1,962
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.560        $16.255        $13.855        $13.311        $12.056
  Accumulation Unit Value at end of
   period                                $11.247        $16.560        $16.255        $13.855        $13.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             26             31             28             14
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.521        $16.226        $13.837        $13.300        $12.052
  Accumulation Unit Value at end of
   period                                $11.215        $16.521        $16.226        $13.837        $13.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              9              9              4              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.406        $16.137        $13.782        $13.267        $12.040
  Accumulation Unit Value at end of
   period                                $11.120        $16.406        $16.137        $13.782        $13.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             10             14             14              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.406        $16.137        $13.782        $13.267        $12.040
  Accumulation Unit Value at end of
   period                                $11.120        $16.406        $16.137        $13.782        $13.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             10             14             14              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.291        $16.048        $13.727        $13.234        $12.108
  Accumulation Unit Value at end of
   period                                $11.026        $16.291        $16.048        $13.727        $13.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.291        $16.048        $13.727        $13.234        $12.028
  Accumulation Unit Value at end of
   period                                $11.026        $16.291        $16.048        $13.727        $13.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.253        $16.019        $13.708        $13.223        $12.023
  Accumulation Unit Value at end of
   period                                $10.995        $16.253        $16.019        $13.708        $13.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.497        $13.315        $11.406        $11.013        $10.090
  Accumulation Unit Value at end of
   period                                 $9.121        $13.497        $13.315        $11.406        $11.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.068             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,103             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.056             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.052             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.040             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.040             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.028             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.023             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.140        $15.931        $13.654        $13.190        $12.090
  Accumulation Unit Value at end of
   period                                $10.902        $16.140        $15.931        $13.654        $13.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.140        $15.931        $13.654        $13.190        $12.011
  Accumulation Unit Value at end of
   period                                $10.902        $16.140        $15.931        $13.654        $13.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.043        $15.859        $13.613        $13.170        $12.088
  Accumulation Unit Value at end of
   period                                $10.820        $16.043        $15.859        $13.613        $13.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.976        $37.331        $33.490        $31.682        $29.406
  Accumulation Unit Value at end of
   period                                $25.030        $37.976        $37.331        $33.490        $31.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,389          2,992          3,587          4,239          4,888
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $37.486        $36.904        $33.157        $31.414        $29.201
  Accumulation Unit Value at end of
   period                                $24.669        $37.486        $36.904        $33.157        $31.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             13             17             14             14
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $37.454        $36.891        $33.162        $31.434        $29.235
  Accumulation Unit Value at end of
   period                                $24.636        $37.454        $36.891        $33.162        $31.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             20              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.970        $36.470        $32.833        $31.168        $29.031
  Accumulation Unit Value at end of
   period                                $24.282        $36.970        $36.470        $32.833        $31.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              8              8              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.970        $36.470        $32.833        $31.168        $29.031
  Accumulation Unit Value at end of
   period                                $24.282        $36.970        $36.470        $32.833        $31.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              8              8              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.671        $36.229        $32.665        $31.055        $29.312
  Accumulation Unit Value at end of
   period                                $24.049        $36.671        $36.229        $32.665        $31.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.671        $36.229        $32.665        $31.055        $28.969
  Accumulation Unit Value at end of
   period                                $24.049        $36.671        $36.229        $32.665        $31.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.011             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.435        $28.276        $31.287        $33.370        $30.256
  Accumulation Unit Value at end of
   period                                $29.406        $24.435        $28.276        $31.287        $33.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,759          7,044          9,138         11,495         13,933
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.301        $28.163        $31.209        $33.337        $31.376
  Accumulation Unit Value at end of
   period                                $29.201        $24.301        $28.163        $31.209        $33.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             26             25             19              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.341        $28.224        $31.384             --             --
  Accumulation Unit Value at end of
   period                                $29.235        $24.341        $28.224             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              6              2             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.208        $23.427             --             --             --
  Accumulation Unit Value at end of
   period                                $29.031        $24.208             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.208        $28.111        $31.302             --             --
  Accumulation Unit Value at end of
   period                                $29.031        $24.208        $28.111             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.193        $23.427             --             --             --
  Accumulation Unit Value at end of
   period                                $28.969        $24.193             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $36.572        $36.149        $32.609        $31.018        $28.949
  Accumulation Unit Value at end of
   period                                $23.972        $36.572        $36.149        $32.609        $31.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.592        $12.458        $11.250        $10.711        $10.124
  Accumulation Unit Value at end of
   period                                 $8.245        $12.592        $12.458        $11.250        $10.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $36.276        $35.910        $32.442        $30.905        $29.224
  Accumulation Unit Value at end of
   period                                $23.742        $36.276        $35.910        $32.442        $30.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.276        $35.910        $32.442        $30.905        $28.887
  Accumulation Unit Value at end of
   period                                $23.742        $36.276        $35.910        $32.442        $30.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.059        $35.749        $32.345        $30.859        $29.220
  Accumulation Unit Value at end of
   period                                $23.564        $36.059        $35.749        $32.345        $30.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $30.394        $28.183        $23.141        $21.512        $19.146
  Accumulation Unit Value at end of
   period                                $16.412        $30.394        $28.183        $23.141        $21.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,057          6,431          7,609          9,326         11,161
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $30.002        $27.861        $22.911        $21.330        $19.013
  Accumulation Unit Value at end of
   period                                $16.176        $30.002        $27.861        $22.911        $21.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             57             71             78             87
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.977        $27.852        $22.915        $21.344        $19.035
  Accumulation Unit Value at end of
   period                                $16.154        $29.977        $27.852        $22.915        $21.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             16             20             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.589        $27.533        $22.687        $21.163        $18.902
  Accumulation Unit Value at end of
   period                                $15.921        $29.589        $27.533        $22.687        $21.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              7             10             11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.589        $27.533        $22.687        $21.163        $18.902
  Accumulation Unit Value at end of
   period                                $15.921        $29.589        $27.533        $22.687        $21.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              7             10             11

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.188        $23.427             --             --             --
  Accumulation Unit Value at end of
   period                                $28.949        $24.188             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.173        $23.426             --             --             --
  Accumulation Unit Value at end of
   period                                $28.887        $24.173             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.988        $19.527        $28.154        $40.580        $24.940
  Accumulation Unit Value at end of
   period                                $19.146        $14.988        $19.527        $28.154        $40.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,458         16,756         22,635         28,837         31,887
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.906        $19.449        $28.084        $40.540        $25.979
  Accumulation Unit Value at end of
   period                                $19.013        $14.906        $19.449        $28.084        $40.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104            140            182            151             16
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.931        $19.491        $28.200             --             --
  Accumulation Unit Value at end of
   period                                $19.035        $14.931        $19.491             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             20             16             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.849        $14.295             --             --             --
  Accumulation Unit Value at end of
   period                                $18.902        $14.849             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.849        $19.414        $28.127             --             --
  Accumulation Unit Value at end of
   period                                $18.902        $14.849        $19.414             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             12             --             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.350        $27.351        $22.571        $21.087        $19.260
  Accumulation Unit Value at end of
   period                                $15.769        $29.350        $27.351        $22.571        $21.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.350        $27.351        $22.571        $21.087        $18.862
  Accumulation Unit Value at end of
   period                                $15.769        $29.350        $27.351        $22.571        $21.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $29.270        $27.291        $22.532        $21.061        $18.848
  Accumulation Unit Value at end of
   period                                $15.718        $29.270        $27.291        $22.532        $21.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.517        $14.482        $11.969        $11.198        $10.242
  Accumulation Unit Value at end of
   period                                 $8.324        $15.517        $14.482        $11.969        $11.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $29.034        $27.111        $22.417        $20.985        $19.202
  Accumulation Unit Value at end of
   period                                $15.568        $29.034        $27.111        $22.417        $20.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.034        $27.111        $22.417        $20.985        $18.808
  Accumulation Unit Value at end of
   period                                $15.568        $29.034        $27.111        $22.417        $20.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.860        $26.989        $22.350        $20.953        $19.199
  Accumulation Unit Value at end of
   period                                $15.451        $28.860        $26.989        $22.350        $20.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.196        $12.413        $12.214        $10.913        $10.314
  Accumulation Unit Value at end of
   period                                 $9.994        $12.196        $12.413        $12.214        $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,165          2,789          3,885          5,422          6,382
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.038        $12.271        $12.092        $10.821        $10.242
  Accumulation Unit Value at end of
   period                                 $9.850        $12.038        $12.271        $12.092        $10.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             46             71             93            106
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.028        $12.267        $12.094        $10.828        $10.253
  Accumulation Unit Value at end of
   period                                 $9.837        $12.028        $12.267        $12.094        $10.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             24             25             28             28

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.839        $14.294             --             --             --
  Accumulation Unit Value at end of
   period                                $18.862        $14.839             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.836        $14.294             --             --             --
  Accumulation Unit Value at end of
   period                                $18.848        $14.836             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.827        $14.294             --             --             --
  Accumulation Unit Value at end of
   period                                $18.808        $14.827             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.804        $11.189        $14.101        $10.277        $10.849
  Accumulation Unit Value at end of
   period                                $10.314         $8.804        $11.189        $14.101        $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,699          9,319         12,343         14,591          8,510
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.755        $11.144        $14.066        $10.267         $9.840
  Accumulation Unit Value at end of
   period                                $10.242         $8.755        $11.144        $14.066        $10.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133            167            200            157             51
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.770        $11.168        $12.842             --             --
  Accumulation Unit Value at end of
   period                                $10.253         $8.770        $11.168             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             27             37             --             --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.873        $12.126        $11.974        $10.736        $10.182
  Accumulation Unit Value at end of
   period                                 $9.695        $11.873        $12.126        $11.974        $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             24             28             29             33
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.873        $12.126        $11.974        $10.736        $10.182
  Accumulation Unit Value at end of
   period                                 $9.695        $11.873        $12.126        $11.974        $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             24             28             29             33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.776        $12.046        $11.912        $10.697        $10.374
  Accumulation Unit Value at end of
   period                                 $9.602        $11.776        $12.046        $11.912        $10.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.776        $12.046        $11.912        $10.697        $10.160
  Accumulation Unit Value at end of
   period                                 $9.602        $11.776        $12.046        $11.912        $10.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.745        $12.020        $11.892        $10.684        $10.153
  Accumulation Unit Value at end of
   period                                 $9.571        $11.745        $12.020        $11.892        $10.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.531        $11.813        $11.699        $10.522        $10.218
  Accumulation Unit Value at end of
   period                                 $9.388        $11.531        $11.813        $11.699        $10.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.649        $11.940        $11.831        $10.646        $10.343
  Accumulation Unit Value at end of
   period                                 $9.480        $11.649        $11.940        $11.831        $10.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.649        $11.940        $11.831        $10.646        $10.132
  Accumulation Unit Value at end of
   period                                 $9.480        $11.649        $11.940        $11.831        $10.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.580        $11.887        $11.796        $10.630        $10.342
  Accumulation Unit Value at end of
   period                                 $9.409        $11.580        $11.887        $11.796        $10.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.441        $29.889        $23.808        $22.162        $18.441
  Accumulation Unit Value at end of
   period                                $24.349        $35.441        $29.889        $23.808        $22.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,573          4,532          5,324          6,628          7,655

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.722         $8.437             --             --             --
  Accumulation Unit Value at end of
   period                                $10.182         $8.722             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             12             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.722        $11.124        $12.808             --             --
  Accumulation Unit Value at end of
   period                                $10.182         $8.722        $11.124             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             12             15             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.716         $8.437             --             --             --
  Accumulation Unit Value at end of
   period                                $10.160         $8.716             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.714         $8.437             --             --             --
  Accumulation Unit Value at end of
   period                                $10.153         $8.714             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.709         $8.437             --             --             --
  Accumulation Unit Value at end of
   period                                $10.132         $8.709             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.960        $19.919        $25.946        $22.360        $22.826
  Accumulation Unit Value at end of
   period                                $18.441        $14.960        $19.919        $25.946        $22.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,910         10,956         15,142         18,525         21,802

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.984        $29.548        $23.572        $21.974        $18.313
  Accumulation Unit Value at end of
   period                                $23.998        $34.984        $29.548        $23.572        $21.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             34             50             62             71
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.954        $29.538        $23.575        $21.989        $18.334
  Accumulation Unit Value at end of
   period                                $23.966        $34.954        $29.538        $23.575        $21.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             11             11             16             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.503        $29.200        $23.341        $21.803        $18.206
  Accumulation Unit Value at end of
   period                                $23.621        $34.503        $29.200        $23.341        $21.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              6              7             10
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.503        $29.200        $23.341        $21.803        $18.206
  Accumulation Unit Value at end of
   period                                $23.621        $34.503        $29.200        $23.341        $21.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              6              7             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.224        $29.007        $23.222        $21.724        $18.472
  Accumulation Unit Value at end of
   period                                $23.395        $34.224        $29.007        $23.222        $21.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.224        $29.007        $23.222        $21.724        $18.167
  Accumulation Unit Value at end of
   period                                $23.395        $34.224        $29.007        $23.222        $21.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $34.131        $28.943        $23.182        $21.698        $18.154
  Accumulation Unit Value at end of
   period                                $23.320        $34.131        $28.943        $23.182        $21.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.725        $15.894        $12.743        $11.939        $10.166
  Accumulation Unit Value at end of
   period                                $12.781        $18.725        $15.894        $12.743        $11.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $33.855        $28.752        $23.063        $21.619        $18.417
  Accumulation Unit Value at end of
   period                                $23.096        $33.855        $28.752        $23.063        $21.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.855        $28.752        $23.063        $21.619        $18.116
  Accumulation Unit Value at end of
   period                                $23.096        $33.855        $28.752        $23.063        $21.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.878        $19.839        $25.882        $22.338        $22.609
  Accumulation Unit Value at end of
   period                                $18.313        $14.878        $19.839        $25.882        $22.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            101            119             85             21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.903        $19.882        $24.960             --             --
  Accumulation Unit Value at end of
   period                                $18.334        $14.903        $19.882             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             21             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.821        $13.975             --             --             --
  Accumulation Unit Value at end of
   period                                $18.206        $14.821             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              6             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.821        $19.803        $24.895             --             --
  Accumulation Unit Value at end of
   period                                $18.206        $14.821        $19.803             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              6             10             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.812        $13.975             --             --             --
  Accumulation Unit Value at end of
   period                                $18.167        $14.812             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.809        $13.975             --             --             --
  Accumulation Unit Value at end of
   period                                $18.154        $14.809             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.800        $13.975             --             --             --
  Accumulation Unit Value at end of
   period                                $18.116        $14.800             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.653        $28.623        $22.994        $21.587        $18.414
  Accumulation Unit Value at end of
   period                                $22.924        $33.653        $28.623        $22.994        $21.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.213        $59.436        $51.874        $49.863        $45.405
  Accumulation Unit Value at end of
   period                                $33.447        $55.213        $59.436        $51.874        $49.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,309         19,907         24,905         31,393         38,625
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.500        $58.756        $51.358        $49.441        $45.089
  Accumulation Unit Value at end of
   period                                $32.965        $54.500        $58.756        $51.358        $49.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91            141            198            276            303
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.454        $58.736        $51.366        $49.473        $45.141
  Accumulation Unit Value at end of
   period                                $32.921        $54.454        $58.736        $51.366        $49.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             27             30             36             39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.751        $58.065        $50.855        $49.055        $44.826
  Accumulation Unit Value at end of
   period                                $32.447        $53.751        $58.065        $50.855        $49.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             38             45             54
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $53.751        $58.065        $50.855        $49.055        $44.826
  Accumulation Unit Value at end of
   period                                $32.447        $53.751        $58.065        $50.855        $49.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             38             45             54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.316        $57.681        $50.595        $48.877        $45.387
  Accumulation Unit Value at end of
   period                                $32.136        $53.316        $57.681        $50.595        $48.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              4              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.316        $57.681        $50.595        $48.877        $44.731
  Accumulation Unit Value at end of
   period                                $32.136        $53.316        $57.681        $50.595        $48.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              4              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.172        $57.554        $50.508        $48.818        $44.699
  Accumulation Unit Value at end of
   period                                $32.033        $53.172        $57.554        $50.508        $48.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.878        $12.870        $11.305        $10.938        $10.171
  Accumulation Unit Value at end of
   period                                 $7.149        $11.878        $12.870        $11.305        $10.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              3             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.059        $45.028        $48.663        $45.646        $45.567
  Accumulation Unit Value at end of
   period                                $45.405        $36.059        $45.028        $48.663        $45.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,246         56,162         71,243         82,533        101,229
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.861        $44.848        $48.542        $45.601        $50.800
  Accumulation Unit Value at end of
   period                                $45.089        $35.861        $44.848        $48.542        $45.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                345            395            440            367             99
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.920        $44.945        $49.117             --             --
  Accumulation Unit Value at end of
   period                                $45.141        $35.920        $44.945             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             48             43             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.723        $33.982             --             --             --
  Accumulation Unit Value at end of
   period                                $44.826        $35.723             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             34             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.723        $44.766        $48.989             --             --
  Accumulation Unit Value at end of
   period                                $44.826        $35.723        $44.766             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             34             19             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.701        $33.982             --             --             --
  Accumulation Unit Value at end of
   period                                $44.731        $35.701             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $35.693        $33.981             --             --             --
  Accumulation Unit Value at end of
   period                                $44.699        $35.693             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $52.741        $57.174        $50.250        $48.641        $45.251
  Accumulation Unit Value at end of
   period                                $31.726        $52.741        $57.174        $50.250        $48.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.741        $57.174        $50.250        $48.641        $44.604
  Accumulation Unit Value at end of
   period                                $31.726        $52.741        $57.174        $50.250        $48.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.425        $56.917        $50.099        $48.568        $45.245
  Accumulation Unit Value at end of
   period                                $31.488        $52.425        $56.917        $50.099        $48.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.079         $4.867         $4.539         $4.411         $4.383
  Accumulation Unit Value at end of
   period                                 $3.124         $5.079         $4.867         $4.539         $4.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,055          1,374          1,788          2,231          2,931
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.019         $4.817         $4.499         $4.379         $4.357
  Accumulation Unit Value at end of
   period                                 $3.082         $5.019         $4.817         $4.499         $4.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             22             32             35             48
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.009         $4.810         $4.495         $4.377         $4.357
  Accumulation Unit Value at end of
   period                                 $3.074         $5.009         $4.810         $4.495         $4.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             20             53             53             56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.950         $4.760         $4.455         $4.345         $4.332
  Accumulation Unit Value at end of
   period                                 $3.034         $4.950         $4.760         $4.455         $4.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              5              9             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.950         $4.760         $4.455         $4.345         $4.332
  Accumulation Unit Value at end of
   period                                 $3.034         $4.950         $4.760         $4.455         $4.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              5              9             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.910         $4.729         $4.432         $4.329         $4.381
  Accumulation Unit Value at end of
   period                                 $3.005         $4.910         $4.729         $4.432         $4.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --              2              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.910         $4.729         $4.432         $4.329         $4.322
  Accumulation Unit Value at end of
   period                                 $3.005         $4.910         $4.729         $4.432         $4.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --              2              3

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.671        $33.981             --             --             --
  Accumulation Unit Value at end of
   period                                $44.604        $35.671             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.600         $5.169         $7.701        $10.000             --
  Accumulation Unit Value at end of
   period                                 $4.383         $3.600         $5.169         $7.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,698          3,699          4,403          4,377             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.584         $5.154         $7.690        $10.000             --
  Accumulation Unit Value at end of
   period                                 $4.357         $3.584         $5.154         $7.690             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             48             53             70             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.586         $5.160         $8.077             --             --
  Accumulation Unit Value at end of
   period                                 $4.357         $3.586         $5.160             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             83             84             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.570         $3.452             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.332         $3.570             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             11             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.570         $5.145         $8.064             --             --
  Accumulation Unit Value at end of
   period                                 $4.332         $3.570         $5.145             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             11             10             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.568         $3.452             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.322         $3.568             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.897         $4.719         $4.424         $4.324         $4.319
  Accumulation Unit Value at end of
   period                                 $2.995         $4.897         $4.719         $4.424         $4.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.316        $10.915        $10.245        $10.022        $10.156
  Accumulation Unit Value at end of
   period                                 $6.914        $11.316        $10.915        $10.245        $10.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.857         $4.687         $4.402         $4.308         $4.368
  Accumulation Unit Value at end of
   period                                 $2.966         $4.857         $4.687         $4.402         $4.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.857         $4.687         $4.402         $4.308         $4.310
  Accumulation Unit Value at end of
   period                                 $2.966         $4.857         $4.687         $4.402         $4.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.828         $4.666         $4.389         $4.302         $4.367
  Accumulation Unit Value at end of
   period                                 $2.944         $4.828         $4.666         $4.389         $4.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.907        $34.266        $31.418        $30.794        $28.136
  Accumulation Unit Value at end of
   period                                $25.469        $34.907        $34.266        $31.418        $30.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,428          3,056          4,018          5,103          6,645
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.456        $33.874        $31.106        $30.533        $27.940
  Accumulation Unit Value at end of
   period                                $25.102        $34.456        $33.874        $31.106        $30.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             37             57             67             81
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.427        $33.862        $31.111        $30.553        $27.972
  Accumulation Unit Value at end of
   period                                $25.068        $34.427        $33.862        $31.111        $30.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             19             20             50             50
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.983        $33.475        $30.801        $30.295        $27.777
  Accumulation Unit Value at end of
   period                                $24.708        $33.983        $33.475        $30.801        $30.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             12             15             18
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.983        $33.475        $30.801        $30.295        $27.777
  Accumulation Unit Value at end of
   period                                $24.708        $33.983        $33.475        $30.801        $30.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             12             15             18

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.567         $3.452             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.319         $3.567             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.565         $3.452             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.310         $3.565             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.492        $22.932        $22.388        $24.799        $23.742
  Accumulation Unit Value at end of
   period                                $28.136        $22.492        $22.932        $22.388        $24.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,151          9,122         11,614         13,446         16,729
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.368        $22.841        $22.332        $24.774        $24.985
  Accumulation Unit Value at end of
   period                                $27.940        $22.368        $22.841        $22.332        $24.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             95             92             65             21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.405        $22.890        $23.534             --             --
  Accumulation Unit Value at end of
   period                                $27.972        $22.405        $22.890             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             42             16             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.283        $21.267             --             --             --
  Accumulation Unit Value at end of
   period                                $27.777        $22.283             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             12             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.283        $22.799        $23.472             --             --
  Accumulation Unit Value at end of
   period                                $27.777        $22.283        $22.799             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             12              2             --             --

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.708        $33.254        $30.644        $30.185        $28.196
  Accumulation Unit Value at end of
   period                                $24.471        $33.708        $33.254        $30.644        $30.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              2              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.708        $33.254        $30.644        $30.185        $27.718
  Accumulation Unit Value at end of
   period                                $24.471        $33.708        $33.254        $30.644        $30.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $33.617        $33.181        $30.592        $30.149        $27.698
  Accumulation Unit Value at end of
   period                                $24.393        $33.617        $33.181        $30.592        $30.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.088        $11.943        $11.022        $10.873        $10.171
  Accumulation Unit Value at end of
   period                                 $8.762        $12.088        $11.943        $11.022        $10.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $33.345        $32.962        $30.435        $30.040        $28.111
  Accumulation Unit Value at end of
   period                                $24.159        $33.345        $32.962        $30.435        $30.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.345        $32.962        $30.435        $30.040        $27.639
  Accumulation Unit Value at end of
   period                                $24.159        $33.345        $32.962        $30.435        $30.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.145        $32.814        $30.344        $29.995        $28.108
  Accumulation Unit Value at end of
   period                                $23.978        $33.145        $32.814        $30.344        $29.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.713        $27.613        $26.713        $26.404        $25.569
  Accumulation Unit Value at end of
   period                                $21.579        $28.713        $27.613        $26.713        $26.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,833          6,370          7,864         10,114         12,220
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.342        $27.298        $26.448        $26.181        $25.391
  Accumulation Unit Value at end of
   period                                $21.269        $28.342        $27.298        $26.448        $26.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             91            107            131            155
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.318        $27.288        $26.452        $26.198        $25.420
  Accumulation Unit Value at end of
   period                                $21.240        $28.318        $27.288        $26.452        $26.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             26             30             40             43

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.269        $21.266             --             --             --
  Accumulation Unit Value at end of
   period                                $27.718        $22.269             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.264        $21.266             --             --             --
  Accumulation Unit Value at end of
   period                                $27.698        $22.264             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.250        $21.266             --             --             --
  Accumulation Unit Value at end of
   period                                $27.639        $22.250             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.767        $23.235        $21.913        $20.574        $21.305
  Accumulation Unit Value at end of
   period                                $25.569        $24.767        $23.235        $21.913        $20.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,178         19,130         20,633         21,182         26,918
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.631        $23.143        $21.858        $20.554        $21.164
  Accumulation Unit Value at end of
   period                                $25.391        $24.631        $23.143        $21.858        $20.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            204            191            122             27
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.672        $23.192        $22.097             --             --
  Accumulation Unit Value at end of
   period                                $25.420        $24.672        $23.192             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             54             34             --             --

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.953        $26.976        $26.189        $25.976        $25.243
  Accumulation Unit Value at end of
   period                                $20.935        $27.953        $26.976        $26.189        $25.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             34             42             47             45
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.953        $26.976        $26.189        $25.976        $25.243
  Accumulation Unit Value at end of
   period                                $20.935        $27.953        $26.976        $26.189        $25.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             34             42             47             45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.726        $26.798        $26.055        $25.882        $25.442
  Accumulation Unit Value at end of
   period                                $20.734        $27.726        $26.798        $26.055        $25.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              8              9             10             10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.726        $26.798        $26.055        $25.882        $25.189
  Accumulation Unit Value at end of
   period                                $20.734        $27.726        $26.798        $26.055        $25.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              8              9             10             10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.651        $26.739        $26.010        $25.851        $25.172
  Accumulation Unit Value at end of
   period                                $20.668        $27.651        $26.739        $26.010        $25.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.949        $10.599        $10.320        $10.267        $10.106
  Accumulation Unit Value at end of
   period                                 $8.176        $10.949        $10.599        $10.320        $10.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.428        $26.562        $25.877        $25.757        $25.366
  Accumulation Unit Value at end of
   period                                $20.470        $27.428        $26.562        $25.877        $25.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.428        $26.562        $25.877        $25.757        $25.118
  Accumulation Unit Value at end of
   period                                $20.470        $27.428        $26.562        $25.877        $25.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.263        $26.443        $25.800        $25.719        $25.363
  Accumulation Unit Value at end of
   period                                $20.317        $27.263        $26.443        $25.800        $25.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.412        $24.661        $19.531        $17.613        $15.333
  Accumulation Unit Value at end of
   period                                $14.626        $26.412        $24.661        $19.531        $17.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,585          4,677          5,715          6,654          7,902

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.537        $23.891             --             --             --
  Accumulation Unit Value at end of
   period                                $25.243        $24.537             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             57             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.537        $23.100        $22.039             --             --
  Accumulation Unit Value at end of
   period                                $25.243        $24.537        $23.100             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             57             32             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.521        $23.890             --             --             --
  Accumulation Unit Value at end of
   period                                $25.189        $24.521             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.516        $23.890             --             --             --
  Accumulation Unit Value at end of
   period                                $25.172        $24.516             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.501        $23.890             --             --             --
  Accumulation Unit Value at end of
   period                                $25.118        $24.501             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.064        $14.833             --             --             --
  Accumulation Unit Value at end of
   period                                $15.333        $12.064             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,283         11,237             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.071        $24.379        $19.337        $17.464        $15.226
  Accumulation Unit Value at end of
   period                                $14.415        $26.071        $24.379        $19.337        $17.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             68             99            107            115
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.049        $24.370        $19.340        $17.475        $15.244
  Accumulation Unit Value at end of
   period                                $14.396        $26.049        $24.370        $19.340        $17.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             66             69             18             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.712        $24.092        $19.147        $17.327        $15.138
  Accumulation Unit Value at end of
   period                                $14.189        $25.712        $24.092        $19.147        $17.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             19             20             25             27
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.712        $24.092        $19.147        $17.327        $15.138
  Accumulation Unit Value at end of
   period                                $14.189        $25.712        $24.092        $19.147        $17.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             19             20             25             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.504        $23.933        $19.049        $17.265        $15.350
  Accumulation Unit Value at end of
   period                                $14.053        $25.504        $23.933        $19.049        $17.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.504        $23.933        $19.049        $17.265        $15.105
  Accumulation Unit Value at end of
   period                                $14.053        $25.504        $23.933        $19.049        $17.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.435        $23.880        $19.017        $17.244        $15.095
  Accumulation Unit Value at end of
   period                                $14.008        $25.435        $23.880        $19.017        $17.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.887        $15.870        $12.651        $11.483        $10.224
  Accumulation Unit Value at end of
   period                                 $9.291        $16.887        $15.870        $12.651        $11.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.229        $23.722        $18.920        $17.181        $15.304
  Accumulation Unit Value at end of
   period                                $13.873        $25.229        $23.722        $18.920        $17.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.229        $23.722        $18.920        $17.181        $15.063
  Accumulation Unit Value at end of
   period                                $13.873        $25.229        $23.722        $18.920        $17.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.998        $14.774        $18.853        $21.143        $14.721
  Accumulation Unit Value at end of
   period                                $15.226        $11.998        $14.774        $18.853        $21.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            156            154            142             53
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.018        $14.806        $18.379             --             --
  Accumulation Unit Value at end of
   period                                $15.244        $12.018        $14.806             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             29             23             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.952        $11.978        $10.000             --             --
  Accumulation Unit Value at end of
   period                                $15.138        $11.952        $11.978             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             19             11             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.952        $14.747        $18.331             --             --
  Accumulation Unit Value at end of
   period                                $15.138        $11.952        $14.747             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             19              8             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.944        $11.978             --             --             --
  Accumulation Unit Value at end of
   period                                $15.105        $11.944             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.942        $11.978             --             --             --
  Accumulation Unit Value at end of
   period                                $15.095        $11.942             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.934        $11.977             --             --             --
  Accumulation Unit Value at end of
   period                                $15.063        $11.934             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.078        $23.616        $18.863        $17.155        $15.302
  Accumulation Unit Value at end of
   period                                $13.770        $25.078        $23.616        $18.863        $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.893        $24.473        $19.446        $17.248        $14.418
  Accumulation Unit Value at end of
   period                                $13.826        $25.893        $24.473        $19.446        $17.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,886          3,985          4,658          4,961          5,326
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.559        $24.194        $19.252        $17.102        $14.317
  Accumulation Unit Value at end of
   period                                $13.627        $25.559        $24.194        $19.252        $17.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             42             52             67             60
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.537        $24.185        $19.255        $17.113        $14.334
  Accumulation Unit Value at end of
   period                                $13.609        $25.537        $24.185        $19.255        $17.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              7              7              4              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.207        $23.909        $19.064        $16.968        $14.234
  Accumulation Unit Value at end of
   period                                $13.413        $25.207        $23.909        $19.064        $16.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              9              7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.207        $23.909        $19.064        $16.968        $14.234
  Accumulation Unit Value at end of
   period                                $13.413        $25.207        $23.909        $19.064        $16.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              9              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.003        $23.751        $18.966        $16.907        $14.419
  Accumulation Unit Value at end of
   period                                $13.285        $25.003        $23.751        $18.966        $16.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              3              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.003        $23.751        $18.966        $16.907        $14.204
  Accumulation Unit Value at end of
   period                                $13.285        $25.003        $23.751        $18.966        $16.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              3              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.936        $23.699        $18.934        $16.886        $14.193
  Accumulation Unit Value at end of
   period                                $13.242        $24.936        $23.699        $18.934        $16.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.590        $16.734        $13.383        $11.948        $10.204
  Accumulation Unit Value at end of
   period                                 $9.332        $17.590        $16.734        $13.383        $11.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              4             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.567        $12.413        $15.868        $15.876        $12.922
  Accumulation Unit Value at end of
   period                                $14.418        $10.567        $12.413        $15.868        $15.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,578          6,700          8,181          9,605          9,695
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.509        $12.363        $15.829        $15.861        $14.490
  Accumulation Unit Value at end of
   period                                $14.317        $10.509        $12.363        $15.829        $15.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             30             43             45              8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.526        $12.390        $15.361             --             --
  Accumulation Unit Value at end of
   period                                $14.334        $10.526        $12.390             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              2             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.468        $10.682             --             --             --
  Accumulation Unit Value at end of
   period                                $14.234        $10.468             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              3             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.468        $12.340        $15.321             --             --
  Accumulation Unit Value at end of
   period                                $14.234        $10.468        $12.340             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              3              3             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.462        $10.681             --             --             --
  Accumulation Unit Value at end of
   period                                $14.204        $10.462             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.460        $10.681             --             --             --
  Accumulation Unit Value at end of
   period                                $14.193        $10.460             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.734        $23.542        $18.837        $16.825        $14.376
  Accumulation Unit Value at end of
   period                                $13.115        $24.734        $23.542        $18.837        $16.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.734        $23.542        $18.837        $16.825        $14.163
  Accumulation Unit Value at end of
   period                                $13.115        $24.734        $23.542        $18.837        $16.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.586        $23.436        $18.781        $16.800        $14.374
  Accumulation Unit Value at end of
   period                                $13.017        $24.586        $23.436        $18.781        $16.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.730        $17.625        $14.138        $12.084        $10.785
  Accumulation Unit Value at end of
   period                                $11.213        $19.730        $17.625        $14.138        $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,897          2,713          2,889          3,116          3,068
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.475        $17.423        $13.997        $11.982        $10.709
  Accumulation Unit Value at end of
   period                                $11.051        $19.475        $17.423        $13.997        $11.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             25             33             32             23
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.459        $17.417        $13.999        $11.989        $10.722
  Accumulation Unit Value at end of
   period                                $11.036        $19.459        $17.417        $13.999        $11.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8              8              6              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.207        $17.218        $13.860        $11.888        $10.647
  Accumulation Unit Value at end of
   period                                $10.878        $19.207        $17.218        $13.860        $11.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              6              6              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.207        $17.218        $13.860        $11.888        $10.647
  Accumulation Unit Value at end of
   period                                $10.878        $19.207        $17.218        $13.860        $11.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              6              6              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.052        $17.105        $13.789        $11.845        $10.693
  Accumulation Unit Value at end of
   period                                $10.773        $19.052        $17.105        $13.789        $11.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.052        $17.105        $13.789        $11.845        $10.624
  Accumulation Unit Value at end of
   period                                $10.773        $19.052        $17.105        $13.789        $11.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.453        $10.681             --             --             --
  Accumulation Unit Value at end of
   period                                $14.163        $10.453             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.187         $9.593        $13.611        $22.468        $11.226
  Accumulation Unit Value at end of
   period                                $10.785         $8.187         $9.593        $13.611        $22.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,574          4,304          5,733          7,445          6,013
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.142         $9.555        $13.577        $22.445        $12.423
  Accumulation Unit Value at end of
   period                                $10.709         $8.142         $9.555        $13.577        $22.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             32             46             47              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.155         $9.576        $13.169             --             --
  Accumulation Unit Value at end of
   period                                $10.722         $8.155         $9.576             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              3             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.110         $8.217             --             --             --
  Accumulation Unit Value at end of
   period                                $10.647         $8.110             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.110         $9.538        $13.135             --             --
  Accumulation Unit Value at end of
   period                                $10.647         $8.110         $9.538             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.105         $8.217             --             --             --
  Accumulation Unit Value at end of
   period                                $10.624         $8.105             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.000        $17.067        $13.765        $11.831        $10.617
  Accumulation Unit Value at end of
   period                                $10.739        $19.000        $17.067        $13.765        $11.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.937        $16.128        $13.021        $11.202        $10.127
  Accumulation Unit Value at end of
   period                                $10.127        $17.937        $16.128        $13.021        $11.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.847        $16.954        $13.695        $11.788        $10.661
  Accumulation Unit Value at end of
   period                                $10.636        $18.847        $16.954        $13.695        $11.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.847        $16.954        $13.695        $11.788        $10.594
  Accumulation Unit Value at end of
   period                                $10.636        $18.847        $16.954        $13.695        $11.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.734        $16.878        $13.654        $11.770        $10.660
  Accumulation Unit Value at end of
   period                                $10.556        $18.734        $16.878        $13.654        $11.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.484        $11.181         $9.925         $9.232         $8.280
  Accumulation Unit Value at end of
   period                                 $6.261        $10.484        $11.181         $9.925         $9.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,926          8,023         10,726         13,815         16,476
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.349        $11.053         $9.827         $9.154         $8.222
  Accumulation Unit Value at end of
   period                                 $6.171        $10.349        $11.053         $9.827         $9.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            152            227            310            369
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.340        $11.049         $9.828         $9.160         $8.231
  Accumulation Unit Value at end of
   period                                 $6.162        $10.340        $11.049         $9.828         $9.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             34             38             43             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.207        $10.923         $9.730         $9.082         $8.174
  Accumulation Unit Value at end of
   period                                 $6.074        $10.207        $10.923         $9.730         $9.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             28             30             34             41
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.207        $10.923         $9.730         $9.082         $8.174
  Accumulation Unit Value at end of
   period                                 $6.074        $10.207        $10.923         $9.730         $9.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             28             30             34             41

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.104         $8.217             --             --             --
  Accumulation Unit Value at end of
   period                                $10.617         $8.104             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.098         $8.216             --             --             --
  Accumulation Unit Value at end of
   period                                $10.594         $8.098             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.598         $8.767        $11.793        $14.669        $11.432
  Accumulation Unit Value at end of
   period                                 $8.280         $6.598         $8.767        $11.793        $14.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,469         23,197         31,300         35,711         26,923
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.562         $8.732        $11.764        $14.655        $12.179
  Accumulation Unit Value at end of
   period                                 $8.222         $6.562         $8.732        $11.764        $14.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                442            529            639            557            215
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.573         $8.751        $11.752             --             --
  Accumulation Unit Value at end of
   period                                 $8.231         $6.573         $8.751             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             61             42             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.537         $6.128             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.174         $6.537             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             26             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.537         $8.716        $11.721             --             --
  Accumulation Unit Value at end of
   period                                 $8.174         $6.537         $8.716             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             26             12             --             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.124        $10.851         $9.681         $9.049         $8.326
  Accumulation Unit Value at end of
   period                                 $6.015        $10.124        $10.851         $9.681         $9.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.124        $10.851         $9.681         $9.049         $8.156
  Accumulation Unit Value at end of
   period                                 $6.015        $10.124        $10.851         $9.681         $9.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.097        $10.827         $9.664         $9.038         $8.151
  Accumulation Unit Value at end of
   period                                 $5.996        $10.097        $10.827         $9.664         $9.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.351        $13.257        $11.846        $11.090        $10.217
  Accumulation Unit Value at end of
   period                                 $7.328        $12.351        $13.257        $11.846        $11.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.015        $10.755         $9.615         $9.005         $8.301
  Accumulation Unit Value at end of
   period                                 $5.939        $10.015        $10.755         $9.615         $9.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.015        $10.755         $9.615         $9.005         $8.133
  Accumulation Unit Value at end of
   period                                 $5.939        $10.015        $10.755         $9.615         $9.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.955        $10.707         $9.586         $8.992         $8.300
  Accumulation Unit Value at end of
   period                                 $5.894         $9.955        $10.707         $9.586         $8.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.580        $18.475        $16.246        $14.618        $12.807
  Accumulation Unit Value at end of
   period                                $10.499        $18.580        $18.475        $16.246        $14.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                879          1,200          1,432          1,510          1,074
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.450        $18.374        $16.181        $14.581        $12.794
  Accumulation Unit Value at end of
   period                                $10.410        $18.450        $18.374        $16.181        $14.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             25             33             29              8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.407        $18.340        $16.160        $14.569        $12.790
  Accumulation Unit Value at end of
   period                                $10.381        $18.407        $18.340        $16.160        $14.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             13             12             10              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.533         $6.128             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.156         $6.533             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.531         $6.127             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.151         $6.531             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.527         $6.127             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.133         $6.527             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.807             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.794             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.790             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.279        $18.239        $16.095        $14.533        $12.777
  Accumulation Unit Value at end of
   period                                $10.293        $18.279        $18.239        $16.095        $14.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              5              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.279        $18.239        $16.095        $14.533        $12.777
  Accumulation Unit Value at end of
   period                                $10.293        $18.279        $18.239        $16.095        $14.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              5              2              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.151        $18.139        $16.031        $14.496        $12.954
  Accumulation Unit Value at end of
   period                                $10.205        $18.151        $18.139        $16.031        $14.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.151        $18.139        $16.031        $14.496        $12.764
  Accumulation Unit Value at end of
   period                                $10.205        $18.151        $18.139        $16.031        $14.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.109        $18.106        $16.010        $14.484        $12.760
  Accumulation Unit Value at end of
   period                                $10.177        $18.109        $18.106        $16.010        $14.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.123        $14.135        $12.511        $11.330        $10.139
  Accumulation Unit Value at end of
   period                                 $7.929        $14.123        $14.135        $12.511        $11.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.983        $18.007        $15.946        $14.448        $12.934
  Accumulation Unit Value at end of
   period                                $10.090        $17.983        $18.007        $15.946        $14.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.983        $18.007        $15.946        $14.448        $12.747
  Accumulation Unit Value at end of
   period                                $10.090        $17.983        $18.007        $15.946        $14.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.875        $17.926        $15.898        $14.426        $12.933
  Accumulation Unit Value at end of
   period                                $10.015        $17.875        $17.926        $15.898        $14.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.828         $1.765         $1.710         $1.687         $1.696
  Accumulation Unit Value at end of
   period                                 $1.854         $1.828         $1.765         $1.710         $1.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             60,529         56,224         55,022         59,907         73,137

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.777             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.777             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.764             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.760             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.747             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.707         $1.706         $1.663         $1.591         $1.538
  Accumulation Unit Value at end of
   period                                 $1.696         $1.707         $1.706         $1.663         $1.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            124,168        213,143        255,416        184,583        232,287

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.805         $1.745         $1.693         $1.673         $1.684
  Accumulation Unit Value at end of
   period                                 $1.827         $1.805         $1.745         $1.693         $1.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                446            565            491            564            980
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.803         $1.744         $1.694         $1.674         $1.686
  Accumulation Unit Value at end of
   period                                 $1.825         $1.803         $1.744         $1.694         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113             93             49             86             98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.780         $1.724         $1.677         $1.660         $1.674
  Accumulation Unit Value at end of
   period                                 $1.799         $1.780         $1.724         $1.677         $1.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             35             23             26             47
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.780         $1.724         $1.677         $1.660         $1.674
  Accumulation Unit Value at end of
   period                                 $1.799         $1.780         $1.724         $1.677         $1.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             35             23             26             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.766         $1.713         $1.668         $1.654         $1.669
  Accumulation Unit Value at end of
   period                                 $1.781         $1.766         $1.713         $1.668         $1.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            106            116             47             40
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.766         $1.713         $1.668         $1.654         $1.671
  Accumulation Unit Value at end of
   period                                 $1.781         $1.766         $1.713         $1.668         $1.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            106            116             47             40
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.761         $1.709         $1.665         $1.652         $1.669
  Accumulation Unit Value at end of
   period                                 $1.776         $1.761         $1.709         $1.665         $1.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.505        $10.205         $9.955         $9.886         $9.988
  Accumulation Unit Value at end of
   period                                $10.583        $10.505        $10.205         $9.955         $9.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.747         $1.698         $1.657         $1.646         $1.664
  Accumulation Unit Value at end of
   period                                 $1.759         $1.747         $1.698         $1.657         $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.747         $1.698         $1.657         $1.646         $1.666
  Accumulation Unit Value at end of
   period                                 $1.759         $1.747         $1.698         $1.657         $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.697         $1.699         $1.659         $1.589         $1.555
  Accumulation Unit Value at end of
   period                                 $1.684         $1.697         $1.699         $1.659         $1.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,339          2,165          1,942            492            335
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.700         $1.703         $1.669             --             --
  Accumulation Unit Value at end of
   period                                 $1.686         $1.700         $1.703             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            619            257             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.691         $1.694             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.674         $1.691             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194            169             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.691         $1.696         $1.665             --             --
  Accumulation Unit Value at end of
   period                                 $1.674         $1.691         $1.696             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194            169             33             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.694             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.671         $1.690             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.689         $1.694             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.669         $1.689             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             31             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.688         $1.694             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.666         $1.688             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.736         $1.690         $1.652         $1.644         $1.664
  Accumulation Unit Value at end of
   period                                 $1.745         $1.736         $1.690         $1.652         $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.946        $23.862        $22.236        $20.439        $18.746
  Accumulation Unit Value at end of
   period                                $15.099        $24.946        $23.862        $22.236        $20.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,428          9,403         12,111         15,316         19,162
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.624        $23.589        $22.015        $20.266        $18.615
  Accumulation Unit Value at end of
   period                                $14.882        $24.624        $23.589        $22.015        $20.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             54             75             98            117
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.603        $23.581        $22.018        $20.279        $18.636
  Accumulation Unit Value at end of
   period                                $14.862        $24.603        $23.581        $22.018        $20.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             32             34             36             38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.285        $23.311        $21.799        $20.108        $18.506
  Accumulation Unit Value at end of
   period                                $14.648        $24.285        $23.311        $21.799        $20.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             21             27             28             31
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.285        $23.311        $21.799        $20.108        $18.506
  Accumulation Unit Value at end of
   period                                $14.648        $24.285        $23.311        $21.799        $20.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             21             27             28             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.089        $23.157        $21.688        $20.035        $18.929
  Accumulation Unit Value at end of
   period                                $14.507        $24.089        $23.157        $21.688        $20.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.089        $23.157        $21.688        $20.035        $18.467
  Accumulation Unit Value at end of
   period                                $14.507        $24.089        $23.157        $21.688        $20.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.024        $23.106        $21.651        $20.011        $18.454
  Accumulation Unit Value at end of
   period                                $14.461        $24.024        $23.106        $21.651        $20.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.940        $12.458        $11.685        $10.811        $10.228
  Accumulation Unit Value at end of
   period                                 $7.781        $12.940        $12.458        $11.685        $10.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.325        $20.841        $30.190        $41.424        $24.805
  Accumulation Unit Value at end of
   period                                $18.746        $14.325        $20.841        $30.190        $41.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,586         28,740         38,503         46,654         45,291
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.247        $20.758        $30.114        $41.383        $26.455
  Accumulation Unit Value at end of
   period                                $18.615        $14.247        $20.758        $30.114        $41.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            178            219            206             59
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.270        $20.803        $33.354             --             --
  Accumulation Unit Value at end of
   period                                $18.636        $14.270        $20.803             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             43             32             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.192        $13.297             --             --             --
  Accumulation Unit Value at end of
   period                                $18.506        $14.192             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             13             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.192        $20.720        $33.267             --             --
  Accumulation Unit Value at end of
   period                                $18.506        $14.192        $20.720             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             13              4             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.183        $13.296             --             --             --
  Accumulation Unit Value at end of
   period                                $18.467        $14.183             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.180        $13.296             --             --             --
  Accumulation Unit Value at end of
   period                                $18.454        $14.180             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.829        $22.953        $21.540        $19.938        $18.872
  Accumulation Unit Value at end of
   period                                $14.322        $23.829        $22.953        $21.540        $19.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.829        $22.953        $21.540        $19.938        $18.415
  Accumulation Unit Value at end of
   period                                $14.322        $23.829        $22.953        $21.540        $19.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.686        $22.850        $21.475        $19.908        $18.870
  Accumulation Unit Value at end of
   period                                $14.215        $23.686        $22.850        $21.475        $19.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.876        $22.195        $19.355        $18.494        $16.199
  Accumulation Unit Value at end of
   period                                $11.404        $20.876        $22.195        $19.355        $18.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,291          4,616          6,015          7,551          8,586
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.606        $21.941        $19.163        $18.337        $16.086
  Accumulation Unit Value at end of
   period                                $11.240        $20.606        $21.941        $19.163        $18.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             53             78             81             85
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.589        $21.933        $19.166        $18.349        $16.105
  Accumulation Unit Value at end of
   period                                $11.225        $20.589        $21.933        $19.166        $18.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             21             24             25             26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.323        $21.683        $18.975        $18.194        $15.992
  Accumulation Unit Value at end of
   period                                $11.064        $20.323        $21.683        $18.975        $18.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             17             21             28             23
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.323        $21.683        $18.975        $18.194        $15.992
  Accumulation Unit Value at end of
   period                                $11.064        $20.323        $21.683        $18.975        $18.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             17             21             28             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.158        $21.540        $18.878        $18.128        $16.189
  Accumulation Unit Value at end of
   period                                $10.958        $20.158        $21.540        $18.878        $18.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.158        $21.540        $18.878        $18.128        $15.958
  Accumulation Unit Value at end of
   period                                $10.958        $20.158        $21.540        $18.878        $18.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              4

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.171        $13.296             --             --             --
  Accumulation Unit Value at end of
   period                                $18.415        $14.171             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.364        $14.828        $14.513        $12.014        $12.151
  Accumulation Unit Value at end of
   period                                $16.199        $12.364        $14.828        $14.513        $12.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,208         10,596         11,207          7,894          8,045
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.296        $14.769        $14.477        $12.002        $13.957
  Accumulation Unit Value at end of
   period                                $16.086        $12.296        $14.769        $14.477        $12.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             89             76             32             16
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.317        $14.800        $14.615             --             --
  Accumulation Unit Value at end of
   period                                $16.105        $12.317        $14.800             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             38             38             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.249        $11.280             --             --             --
  Accumulation Unit Value at end of
   period                                $15.992        $12.249             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             16             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.249        $14.741        $14.577             --             --
  Accumulation Unit Value at end of
   period                                $15.992        $12.249        $14.741             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             16             13             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.241        $11.280             --             --             --
  Accumulation Unit Value at end of
   period                                $15.958        $12.241             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.104        $21.492        $18.846        $18.106        $15.947
  Accumulation Unit Value at end of
   period                                $10.922        $20.104        $21.492        $18.846        $18.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.573        $13.455        $11.810        $11.358        $10.157
  Accumulation Unit Value at end of
   period                                 $6.824        $12.573        $13.455        $11.810        $11.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.941        $21.350        $18.750        $18.041        $16.141
  Accumulation Unit Value at end of
   period                                $10.818        $19.941        $21.350        $18.750        $18.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.941        $21.350        $18.750        $18.041        $15.913
  Accumulation Unit Value at end of
   period                                $10.818        $19.941        $21.350        $18.750        $18.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.822        $21.254        $18.693        $18.013        $16.139
  Accumulation Unit Value at end of
   period                                $10.737        $19.822        $21.254        $18.693        $18.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              4
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.350         $6.604         $5.944         $5.576         $5.188
  Accumulation Unit Value at end of
   period                                 $3.950         $7.350         $6.604         $5.944         $5.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,687          2,366          2,838          3,516          4,565
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.255         $6.528         $5.884         $5.529         $5.152
  Accumulation Unit Value at end of
   period                                 $3.893         $7.255         $6.528         $5.884         $5.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             46             50             57             86
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.249         $6.526         $5.885         $5.533         $5.158
  Accumulation Unit Value at end of
   period                                 $3.888         $7.249         $6.526         $5.885         $5.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             15             15             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.155         $6.451         $5.827         $5.486         $5.122
  Accumulation Unit Value at end of
   period                                 $3.832         $7.155         $6.451         $5.827         $5.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              3              3              7             15
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.155         $6.451         $5.827         $5.486         $5.122
  Accumulation Unit Value at end of
   period                                 $3.832         $7.155         $6.451         $5.827         $5.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              3              3              7             15

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.239        $11.280             --             --             --
  Accumulation Unit Value at end of
   period                                $15.947        $12.239             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.231        $11.280             --             --             --
  Accumulation Unit Value at end of
   period                                $15.913        $12.231             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.870         $5.777        $10.765        $22.292         $9.980
  Accumulation Unit Value at end of
   period                                 $5.188         $3.870         $5.777        $10.765        $22.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,609          5,929          7,503          8,677          3,871
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.849         $5.754        $10.738        $22.270        $11.045
  Accumulation Unit Value at end of
   period                                 $5.152         $3.849         $5.754        $10.738        $22.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            106            118             99             18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.856         $5.767        $11.919             --             --
  Accumulation Unit Value at end of
   period                                 $5.158         $3.856         $5.767             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             28             24             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.834         $3.588             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.122         $3.834             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              6             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.834         $5.744        $11.888             --             --
  Accumulation Unit Value at end of
   period                                 $5.122         $3.834         $5.744             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              6              1             --             --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.097         $6.409         $5.797         $5.466         $5.223
  Accumulation Unit Value at end of
   period                                 $3.795         $7.097         $6.409         $5.797         $5.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              3              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.097         $6.409         $5.797         $5.466         $5.111
  Accumulation Unit Value at end of
   period                                 $3.795         $7.097         $6.409         $5.797         $5.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              3              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.078         $6.394         $5.787         $5.459         $5.108
  Accumulation Unit Value at end of
   period                                 $3.783         $7.078         $6.394         $5.787         $5.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.703        $12.392        $11.226        $10.601        $10.143
  Accumulation Unit Value at end of
   period                                 $7.317        $13.703        $12.392        $11.226        $10.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.021         $6.352         $5.757         $5.440         $5.207
  Accumulation Unit Value at end of
   period                                 $3.747         $7.021         $6.352         $5.757         $5.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.021         $6.352         $5.757         $5.440         $5.097
  Accumulation Unit Value at end of
   period                                 $3.747         $7.021         $6.352         $5.757         $5.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.979         $6.324         $5.740         $5.432         $5.206
  Accumulation Unit Value at end of
   period                                 $3.719         $6.979         $6.324         $5.740         $5.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.047        $14.128        $12.835        $12.366        $11.634
  Accumulation Unit Value at end of
   period                                 $8.530        $14.047        $14.128        $12.835        $12.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,196          1,568          2,107          2,767          3,335
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.866        $13.967        $12.707        $12.261        $11.553
  Accumulation Unit Value at end of
   period                                 $8.407        $13.866        $13.967        $12.707        $12.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             34             50             70             80
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.854        $13.962        $12.709        $12.269        $11.566
  Accumulation Unit Value at end of
   period                                 $8.395        $13.854        $13.962        $12.709        $12.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             25             27             27             30

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.832         $3.588             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.111         $3.832             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.831         $3.588             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.108         $3.831             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.829         $3.588             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.097         $3.829             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.386        $12.213        $15.218        $15.712        $12.497
  Accumulation Unit Value at end of
   period                                $11.634         $9.386        $12.213        $15.218        $15.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,040          4,959          6,111          5,894          3,376
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.335        $12.164        $15.180        $15.696        $13.682
  Accumulation Unit Value at end of
   period                                $11.553         $9.335        $12.164        $15.180        $15.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            112            121            113             41
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.350        $12.190        $15.828             --             --
  Accumulation Unit Value at end of
   period                                $11.566         $9.350        $12.190             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             34             26             --             --

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.675        $13.802        $12.583        $12.165        $11.485
  Accumulation Unit Value at end of
   period                                 $8.274        $13.675        $13.802        $12.583        $12.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             20             22             24             32
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.675        $13.802        $12.583        $12.165        $11.485
  Accumulation Unit Value at end of
   period                                 $8.274        $13.675        $13.802        $12.583        $12.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             20             22             24             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.564        $13.711        $12.518        $12.121        $11.561
  Accumulation Unit Value at end of
   period                                 $8.195        $13.564        $13.711        $12.518        $12.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.564        $13.711        $12.518        $12.121        $11.461
  Accumulation Unit Value at end of
   period                                 $8.195        $13.564        $13.711        $12.518        $12.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.528        $13.681        $12.497        $12.107        $11.453
  Accumulation Unit Value at end of
   period                                 $8.169        $13.528        $13.681        $12.497        $12.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.775        $11.920        $10.900        $10.570        $10.095
  Accumulation Unit Value at end of
   period                                 $7.103        $11.775        $11.920        $10.900        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.418        $13.590        $12.433        $12.063        $11.527
  Accumulation Unit Value at end of
   period                                 $8.091        $13.418        $13.590        $12.433        $12.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.418        $13.590        $12.433        $12.063        $11.428
  Accumulation Unit Value at end of
   period                                 $8.091        $13.418        $13.590        $12.433        $12.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.338        $13.529        $12.396        $12.045        $11.525
  Accumulation Unit Value at end of
   period                                 $8.030        $13.338        $13.529        $12.396        $12.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.236        $26.924        $23.222        $21.948        $17.588
  Accumulation Unit Value at end of
   period                                $13.924        $23.236        $26.924        $23.222        $21.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,952          2,855          4,136          5,281          6,842

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.299         $8.474             --             --             --
  Accumulation Unit Value at end of
   period                                $11.485         $9.299             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             25             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.299        $12.142        $15.786             --             --
  Accumulation Unit Value at end of
   period                                $11.485         $9.299        $12.142             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             25             14             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.293         $8.474             --             --             --
  Accumulation Unit Value at end of
   period                                $11.461         $9.293             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.291         $8.474             --             --             --
  Accumulation Unit Value at end of
   period                                $11.453         $9.291             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.285         $8.473             --             --             --
  Accumulation Unit Value at end of
   period                                $11.428         $9.285             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.886        $14.711        $12.598        $10.251        $10.000
  Accumulation Unit Value at end of
   period                                $17.588        $11.886        $14.711        $12.598        $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,986          7,550          6,503          1,878            390

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.936        $26.616        $22.991        $21.762        $17.466
  Accumulation Unit Value at end of
   period                                $13.723        $22.936        $26.616        $22.991        $21.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             38             59             72             73
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.916        $26.607        $22.995        $21.776        $17.486
  Accumulation Unit Value at end of
   period                                $13.705        $22.916        $26.607        $22.995        $21.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             13             41             55             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.620        $26.303        $22.766        $21.592        $17.364
  Accumulation Unit Value at end of
   period                                $13.507        $22.620        $26.303        $22.766        $21.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             18             19             17
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.620        $26.303        $22.766        $21.592        $17.364
  Accumulation Unit Value at end of
   period                                $13.507        $22.620        $26.303        $22.766        $21.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             18             19             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.437        $26.129        $22.650        $21.514        $18.031
  Accumulation Unit Value at end of
   period                                $13.378        $22.437        $26.129        $22.650        $21.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              2              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.437        $26.129        $22.650        $21.514        $17.327
  Accumulation Unit Value at end of
   period                                $13.378        $22.437        $26.129        $22.650        $21.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.377        $26.072        $22.611        $21.488        $17.315
  Accumulation Unit Value at end of
   period                                $13.335        $22.377        $26.072        $22.611        $21.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.656        $14.760        $12.814        $12.190        $10.230
  Accumulation Unit Value at end of
   period                                 $7.534        $12.656        $14.760        $12.814        $12.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.195        $25.899        $22.495        $21.410        $17.977
  Accumulation Unit Value at end of
   period                                $13.207        $22.195        $25.899        $22.495        $21.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.195        $25.899        $22.495        $21.410        $17.278
  Accumulation Unit Value at end of
   period                                $13.207        $22.195        $25.899        $22.495        $21.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.821        $14.652        $12.566        $10.241        $10.000
  Accumulation Unit Value at end of
   period                                $17.466        $11.821        $14.652        $12.566        $10.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             89             73             46             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.840        $14.684        $13.085             --             --
  Accumulation Unit Value at end of
   period                                $17.486        $11.840        $14.684             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             53             35             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.775        $11.791             --             --             --
  Accumulation Unit Value at end of
   period                                $17.364        $11.775             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              8             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.775        $14.625        $13.051             --             --
  Accumulation Unit Value at end of
   period                                $17.364        $11.775        $14.625             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              8              4             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.768        $11.791             --             --             --
  Accumulation Unit Value at end of
   period                                $17.327        $11.768             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.765        $11.791             --             --             --
  Accumulation Unit Value at end of
   period                                $17.315        $11.765             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.758        $11.791             --             --             --
  Accumulation Unit Value at end of
   period                                $17.278        $11.758             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.063        $25.783        $22.428        $21.378        $17.975
  Accumulation Unit Value at end of
   period                                $13.108        $22.063        $25.783        $22.428        $21.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.705        $13.742        $12.417        $12.083        $11.295
  Accumulation Unit Value at end of
   period                                 $8.045        $13.705        $13.742        $12.417        $12.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,233          6,102          8,213         10,716         12,840
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.528        $13.585        $12.293        $11.980        $11.216
  Accumulation Unit Value at end of
   period                                 $7.929        $13.528        $13.585        $12.293        $11.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             83            135            203            227
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.517        $13.580        $12.295        $11.988        $11.229
  Accumulation Unit Value at end of
   period                                 $7.919        $13.517        $13.580        $12.295        $11.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             73             76             78             80
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.342        $13.425        $12.173        $11.887        $11.151
  Accumulation Unit Value at end of
   period                                 $7.805        $13.342        $13.425        $12.173        $11.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             20             23             27             33
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.342        $13.425        $12.173        $11.887        $11.151
  Accumulation Unit Value at end of
   period                                 $7.805        $13.342        $13.425        $12.173        $11.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             20             23             27             33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.234        $13.336        $12.111        $11.844        $11.242
  Accumulation Unit Value at end of
   period                                 $7.730        $13.234        $13.336        $12.111        $11.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              3              4              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.234        $13.336        $12.111        $11.844        $11.127
  Accumulation Unit Value at end of
   period                                 $7.730        $13.234        $13.336        $12.111        $11.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              3              4              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.199        $13.307        $12.090        $11.829        $11.119
  Accumulation Unit Value at end of
   period                                 $7.705        $13.199        $13.307        $12.090        $11.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.844        $11.952        $10.871        $10.647        $10.120
  Accumulation Unit Value at end of
   period                                 $6.907        $11.844        $11.952        $10.871        $10.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.760        $10.826        $10.898        $10.063        $10.242
  Accumulation Unit Value at end of
   period                                $11.295         $9.760        $10.826        $10.898        $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,293         15,220         14,354         12,338         12,226
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.707        $10.782        $10.871        $10.053        $10.984
  Accumulation Unit Value at end of
   period                                $11.216         $9.707        $10.782        $10.871        $10.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            282            283            205             84
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.723        $10.806        $10.916             --             --
  Accumulation Unit Value at end of
   period                                $11.229         $9.723        $10.806             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             71             53             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.670         $9.291             --             --             --
  Accumulation Unit Value at end of
   period                                $11.151         $9.670             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             19             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.670        $10.763        $10.887             --             --
  Accumulation Unit Value at end of
   period                                $11.151         $9.670        $10.763             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             19              8             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.664         $9.291             --             --             --
  Accumulation Unit Value at end of
   period                                $11.127         $9.664             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.662         $9.291             --             --             --
  Accumulation Unit Value at end of
   period                                $11.119         $9.662             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.092        $13.219        $12.028        $11.787        $11.208
  Accumulation Unit Value at end of
   period                                 $7.631        $13.092        $13.219        $12.028        $11.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.092        $13.219        $12.028        $11.787        $11.096
  Accumulation Unit Value at end of
   period                                 $7.631        $13.092        $13.219        $12.028        $11.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.013        $13.159        $11.992        $11.769        $11.207
  Accumulation Unit Value at end of
   period                                 $7.574        $13.013        $13.159        $11.992        $11.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.870        $16.438        $15.767        $14.215        $12.124
  Accumulation Unit Value at end of
   period                                 $9.081        $16.870        $16.438        $15.767        $14.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,754          3,620          4,874          6,348          7,669
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.652        $16.250        $15.610        $14.095        $12.039
  Accumulation Unit Value at end of
   period                                 $8.950        $16.652        $16.250        $15.610        $14.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             52             72             89            110
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.638        $16.244        $15.612        $14.104        $12.053
  Accumulation Unit Value at end of
   period                                 $8.938        $16.638        $16.244        $15.612        $14.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             20             23             24             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.423        $16.058        $15.457        $13.984        $11.969
  Accumulation Unit Value at end of
   period                                 $8.810        $16.423        $16.058        $15.457        $13.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             19             23             23             24
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.423        $16.058        $15.457        $13.984        $11.969
  Accumulation Unit Value at end of
   period                                 $8.810        $16.423        $16.058        $15.457        $13.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             19             23             23             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.290        $15.952        $15.378        $13.934        $12.319
  Accumulation Unit Value at end of
   period                                 $8.725        $16.290        $15.952        $15.378        $13.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.290        $15.952        $15.378        $13.934        $11.943
  Accumulation Unit Value at end of
   period                                 $8.725        $16.290        $15.952        $15.378        $13.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --              1             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.655         $9.291             --             --             --
  Accumulation Unit Value at end of
   period                                $11.096         $9.655             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.215        $13.422        $20.439        $21.587        $14.316
  Accumulation Unit Value at end of
   period                                $12.124         $9.215        $13.422        $20.439        $21.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,774          9,982         13,244         15,373          9,972
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.164        $13.369        $20.388        $21.566        $15.604
  Accumulation Unit Value at end of
   period                                $12.039         $9.164        $13.369        $20.388        $21.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            129            160            124             35
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.179        $13.398        $21.206             --             --
  Accumulation Unit Value at end of
   period                                $12.053         $9.179        $13.398             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             26             55             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.129         $8.765             --             --             --
  Accumulation Unit Value at end of
   period                                $11.969         $9.129             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             18             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.129        $13.344        $21.151             --             --
  Accumulation Unit Value at end of
   period                                $11.969         $9.129        $13.344             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             18              5             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.123         $8.765             --             --             --
  Accumulation Unit Value at end of
   period                                $11.943         $9.123             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.246        $15.917        $15.352        $13.917        $11.935
  Accumulation Unit Value at end of
   period                                 $8.697        $16.246        $15.917        $15.352        $13.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.532        $13.271        $12.812        $11.627        $10.293
  Accumulation Unit Value at end of
   period                                 $7.237        $13.532        $13.271        $12.812        $11.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              1              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.115        $15.812        $15.273        $13.867        $12.282
  Accumulation Unit Value at end of
   period                                 $8.614        $16.115        $15.812        $15.273        $13.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.115        $15.812        $15.273        $13.867        $11.909
  Accumulation Unit Value at end of
   period                                 $8.614        $16.115        $15.812        $15.273        $13.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.018        $15.741        $15.227        $13.846        $12.281
  Accumulation Unit Value at end of
   period                                 $8.549        $16.018        $15.741        $15.227        $13.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $57.812        $55.420        $53.169        $50.896        $48.999
  Accumulation Unit Value at end of
   period                                $35.987        $57.812        $55.420        $53.169        $50.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,053          8,880         11,445         14,668         18,488
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $57.066        $54.786        $52.640        $50.466        $48.657
  Accumulation Unit Value at end of
   period                                $35.469        $57.066        $54.786        $52.640        $50.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             64             89            113            132
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $57.017        $54.767        $52.648        $50.499        $48.713
  Accumulation Unit Value at end of
   period                                $35.421        $57.017        $54.767        $52.648        $50.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             14             16             19             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.281        $54.141        $52.124        $50.071        $48.374
  Accumulation Unit Value at end of
   period                                $34.911        $56.281        $54.141        $52.124        $50.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12             18             23             32
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $56.281        $54.141        $52.124        $50.071        $48.374
  Accumulation Unit Value at end of
   period                                $34.911        $56.281        $54.141        $52.124        $50.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12             18             23             32

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.121         $8.765             --             --             --
  Accumulation Unit Value at end of
   period                                $11.935         $9.121             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.116         $8.765             --             --             --
  Accumulation Unit Value at end of
   period                                $11.909         $9.116             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $39.701        $54.656        $71.280        $86.479        $55.426
  Accumulation Unit Value at end of
   period                                $48.999        $39.701        $54.656        $71.280        $86.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,411         27,290         35,523         43,490         46,130
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $39.483        $54.437        $71.102        $86.393        $60.816
  Accumulation Unit Value at end of
   period                                $48.657        $39.483        $54.437        $71.102        $86.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162            181            223            187             39
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $39.548        $54.555        $72.251             --             --
  Accumulation Unit Value at end of
   period                                $48.713        $39.548        $54.555             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             22             17             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $39.331        $38.140             --             --             --
  Accumulation Unit Value at end of
   period                                $48.374        $39.331             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             13             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $39.331        $54.337        $72.062             --             --
  Accumulation Unit Value at end of
   period                                $48.374        $39.331        $54.337             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             13             10             --             --

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $55.825        $53.783        $51.857        $49.890        $49.267
  Accumulation Unit Value at end of
   period                                $34.577        $55.825        $53.783        $51.857        $49.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $55.825        $53.783        $51.857        $49.890        $48.271
  Accumulation Unit Value at end of
   period                                $34.577        $55.825        $53.783        $51.857        $49.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $55.674        $53.665        $51.769        $49.829        $48.237
  Accumulation Unit Value at end of
   period                                $34.466        $55.674        $53.665        $51.769        $49.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.504        $11.100        $10.718        $10.327        $10.212
  Accumulation Unit Value at end of
   period                                 $7.115        $11.504        $11.100        $10.718        $10.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $55.223        $53.310        $51.504        $49.649        $49.119
  Accumulation Unit Value at end of
   period                                $34.136        $55.223        $53.310        $51.504        $49.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $55.223        $53.310        $51.504        $49.649        $48.134
  Accumulation Unit Value at end of
   period                                $34.136        $55.223        $53.310        $51.504        $49.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.893        $53.071        $51.350        $49.574        $49.113
  Accumulation Unit Value at end of
   period                                $33.880        $54.893        $53.071        $51.350        $49.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $39.306        $38.139             --             --             --
  Accumulation Unit Value at end of
   period                                $48.271        $39.306             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $39.298        $38.139             --             --             --
  Accumulation Unit Value at end of
   period                                $48.237        $39.298             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $39.273        $38.138             --             --             --
  Accumulation Unit Value at end of
   period                                $48.134        $39.273             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Ten (the "Account"), as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account Ten as of December 31, 2008, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 PUTNAM VT
                                  PUTNAM VT      AMERICAN
                                   MID CAP      GOVERNMENT
                                    VALUE         INCOME
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         1,262,429      3,666,692
   Class IB                           192,397        470,194
   Other class                             --             --
                                =============  =============
  Cost:
   Class IA                       $15,783,079    $40,906,763
   Class IB                         2,483,961      5,496,100
   Other class                             --             --
                                =============  =============
  Market Value:
   Class IA                        $9,543,965    $41,323,618
   Class IB                         1,446,831      5,280,279
   Other class                             --             --
 Due from Hartford Life
  Insurance Company                        --          4,958
 Receivable from fund shares
  sold                                  5,481             --
 Other assets                              --             --
                                -------------  -------------
 Total Assets                      10,996,277     46,608,855
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     5,481             --
 Payable for fund shares
  purchased                                --          4,958
 Other liabilities                          1             --
                                -------------  -------------
 Total Liabilities                      5,482          4,958
                                -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $10,990,795    $46,603,897
                                =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM VT           PUTNAM VT       PUTNAM VT
                                    CAPITAL           DIVERSIFIED    GLOBAL ASSET
                                  APPRECIATION           INCOME       ALLOCATION
                                  SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            903,473           10,395,588      5,650,884
   Class IB                            134,628              939,242        155,869
   Other class                              --                   --             --
                                  ============       ==============  =============
  Cost:
   Class IA                         $6,663,358         $105,600,714    $62,217,518
   Class IB                            964,567            8,090,948      2,223,790
   Other class                              --                   --             --
                                  ============       ==============  =============
  Market Value:
   Class IA                         $4,101,766          $59,462,765    $61,425,111
   Class IB                            605,828            5,334,895      1,698,971
   Other class                              --                   --             --
 Due from Hartford Life
  Insurance Company                         --                   --             --
 Receivable from fund
  shares sold                              828               70,335        138,464
 Other assets                               --                    2             --
                                  ------------       --------------  -------------
 Total Assets                        4,708,422           64,867,997     63,262,546
                                  ------------       --------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        828               70,335        138,464
 Payable for fund shares
  purchased                                 --                   --             --
 Other liabilities                           1                   --              1
                                  ------------       --------------  -------------
 Total Liabilities                         829               70,335        138,465
                                  ------------       --------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $4,707,593          $64,797,662    $63,124,081
                                  ============       ==============  =============

                               PUTNAM VT       PUTNAM VT       PUTNAM VT
                                 GLOBAL        GROWTH AND       GROWTH
                                 EQUITY          INCOME      OPPORTUNITIES
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
---------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                      10,815,589      45,070,212        980,825
   Class IB                         128,595         780,679        330,346
   Other class                           --              --             --
                             ==============  ==============  =============
  Cost:
   Class IA                    $115,754,348    $669,546,854    $10,260,169
   Class IB                       1,563,251      16,707,389      1,739,021
   Other class                           --              --             --
                             ==============  ==============  =============
  Market Value:
   Class IA                     $84,361,597    $520,110,244     $3,413,273
   Class IB                         995,324       8,954,393      1,136,392
   Other class                           --              --             --
 Due from Hartford Life
  Insurance Company                      --              --             --
 Receivable from fund
  shares sold                        18,717         310,890            696
 Other assets                            --               5             --
                             --------------  --------------  -------------
 Total Assets                    85,375,638     529,375,532      4,550,361
                             --------------  --------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                  18,717         310,890            696
 Payable for fund shares
  purchased                              --              --             --
 Other liabilities                        4              --             --
                             --------------  --------------  -------------
 Total Liabilities                   18,721         310,890            696
                             --------------  --------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities          $85,356,917    $529,064,642     $4,549,665
                             ==============  ==============  =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  PUTNAM VT
                                   HEALTH        PUTNAM VT
                                  SCIENCES       HIGH YIELD
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         2,016,959      12,696,157
   Class IB                           115,892         405,985
   Other class                             --              --
                                =============  ==============
  Cost:
   Class IA                       $20,360,686    $130,324,666
   Class IB                         1,349,157       3,021,491
   Other class                             --              --
                                =============  ==============
  Market Value:
   Class IA                       $22,408,420     $63,734,708
   Class IB                         1,277,136       2,021,806
   Other class                             --              --
 Due from Hartford Life
  Insurance Company                        --          82,043
 Receivable from fund shares
  sold                                 17,986              --
 Other assets                               1              --
                                -------------  --------------
 Total Assets                      23,703,543      65,838,557
                                -------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    17,986              --
 Payable for fund shares
  purchased                                --          82,043
 Other liabilities                         --              --
                                -------------  --------------
 Total Liabilities                     17,986          82,043
                                -------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $23,685,557     $65,756,514
                                =============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                  PUTNAM VT
                                                INTERNATIONAL    PUTNAM VT
                                  PUTNAM VT      GROWTH AND    INTERNATIONAL
                                    INCOME         INCOME         EQUITY
                                 SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         11,973,707      5,656,716      6,007,014
   Class IB                          1,126,516        534,220        762,723
   Other class                              --             --             --
                                ==============  =============  =============
  Cost:
   Class IA                       $129,228,407    $62,503,762    $69,704,768
   Class IB                         14,208,482      6,845,748      9,875,120
   Other class                              --             --             --
                                ==============  =============  =============
  Market Value:
   Class IA                       $108,002,838    $40,728,353    $53,822,850
   Class IB                         10,093,583      3,814,332      6,780,609
   Other class                              --             --             --
 Due from Hartford Life
  Insurance Company                         --             --             --
 Receivable from fund shares
  sold                                  39,036         40,211         20,822
 Other assets                                1              3              2
                                --------------  -------------  -------------
 Total Assets                      118,135,458     44,582,899     60,624,283
                                --------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     39,035         40,211         20,822
 Payable for fund shares
  purchased                                 --             --             --
 Other liabilities                          --             --             --
                                --------------  -------------  -------------
 Total Liabilities                      39,035         40,211         20,822
                                --------------  -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $118,096,423    $44,542,688    $60,603,461
                                ==============  =============  =============

                                  PUTNAM VT
                                INTERNATIONAL
                                     NEW         PUTNAM VT      PUTNAM VT
                                OPPORTUNITIES    INVESTORS     MONEY MARKET
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         1,854,285      5,468,465     114,543,072
   Class IB                            72,579        658,637      11,524,545
   Other class                             --             --              --
                                =============  =============  ==============
  Cost:
   Class IA                       $19,085,940    $55,968,673    $114,543,072
   Class IB                         1,062,939      5,834,992      11,524,545
   Other class                             --             --              --
                                =============  =============  ==============
  Market Value:
   Class IA                       $21,639,504    $38,224,569    $114,543,072
   Class IB                           843,368      4,584,114      11,524,545
   Other class                             --             --              --
 Due from Hartford Life
  Insurance Company                        --             --              --
 Receivable from fund shares
  sold                                  6,364         13,749         657,351
 Other assets                              --              2              --
                                -------------  -------------  --------------
 Total Assets                      22,489,236     42,822,434     126,724,968
                                -------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     6,364         13,749         657,351
 Payable for fund shares
  purchased                                --             --              --
 Other liabilities                          1             --               6
                                -------------  -------------  --------------
 Total Liabilities                      6,365         13,749         657,357
                                -------------  -------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $22,482,871    $42,808,685    $126,067,611
                                =============  =============  ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  PUTNAM VT
                                     NEW          PUTNAM VT
                                OPPORTUNITIES     NEW VALUE
                                 SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          8,622,550      5,723,936
   Class IB                            282,876        593,267
   Other class                              --             --
                                ==============  =============
  Cost:
   Class IA                        $96,949,611    $62,608,572
   Class IB                          5,737,177      7,717,393
   Other class                              --             --
                                ==============  =============
  Market Value:
   Class IA                       $113,731,440    $38,464,853
   Class IB                          3,671,735      3,951,162
   Other class                              --             --
 Due from Hartford Life
  Insurance Company                         --             --
 Receivable from fund shares
  sold                                  89,108         18,436
 Other assets                                3             --
                                --------------  -------------
 Total Assets                      117,492,286     42,434,451
                                --------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     89,108         18,436
 Payable for fund shares
  purchased                                 --             --
 Other liabilities                          --             --
                                --------------  -------------
 Total Liabilities                      89,108         18,436
                                --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $117,403,178    $42,416,015
                                ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT                          PUTNAM VT
                                   OTC & EMERGING         PUTNAM VT      SMALL CAP
                                       GROWTH             RESEARCH         VALUE
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             1,512,713           1,344,821      3,233,538
   Class IB                               122,990             214,666        353,562
   Other class                                 --                  --             --
                                    =============       =============  =============
  Cost:
   Class IA                           $14,716,545         $15,810,405    $38,821,655
   Class IB                             1,025,017           2,286,305      5,944,773
   Other class                                 --                  --             --
                                    =============       =============  =============
  Market Value:
   Class IA                            $6,867,718         $10,798,913    $27,873,097
   Class IB                               546,077           1,717,334      3,015,884
   Other class                                 --                  --             --
 Due from Hartford Life
  Insurance Company                            --                  --             --
 Receivable from fund shares
  sold                                      2,423               4,237          5,478
 Other assets                                  --                  --             --
                                    -------------       -------------  -------------
 Total Assets                           7,416,218          12,520,484     30,894,459
                                    -------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,423               4,237          5,477
 Payable for fund shares
  purchased                                    --                  --             --
 Other liabilities                             --                  --              6
                                    -------------       -------------  -------------
 Total Liabilities                          2,423               4,237          5,483
                                    -------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $7,413,795         $12,516,247    $30,888,976
                                    =============       =============  =============

                                      PUTNAM VT                PUTNAM VT
                                  THE GEORGE PUTNAM        UTILITIES GROWTH        PUTNAM VT
                                   FUND OF BOSTON             AND INCOME             VISTA
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             6,139,038                6,183,744           3,033,068
   Class IB                               516,300                   91,286             189,699
   Other class                                 --                       --                  --
                                    =============            =============       =============
  Cost:
   Class IA                           $61,154,448              $64,565,368         $31,069,418
   Class IB                             5,379,007                1,293,522           2,722,747
   Other class                                 --                       --                  --
                                    =============            =============       =============
  Market Value:
   Class IA                           $35,299,468              $88,489,388         $25,781,080
   Class IB                             2,948,077                1,300,829           1,576,400
   Other class                                 --                       --                  --
 Due from Hartford Life
  Insurance Company                            --                       --                  --
 Receivable from fund shares
  sold                                     49,089                   56,154               2,372
 Other assets                                  --                       --                  --
                                    -------------            -------------       -------------
 Total Assets                          38,296,634               89,846,371          27,359,852
                                    -------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        49,089                   56,154               2,372
 Payable for fund shares
  purchased                                    --                       --                  --
 Other liabilities                              1                        1                  --
                                    -------------            -------------       -------------
 Total Liabilities                         49,090                   56,155               2,372
                                    -------------            -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $38,247,544              $89,790,216         $27,357,480
                                    =============            =============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                                      PUTNAM VT
                                  PUTNAM VT           DISCOVERY
                                   VOYAGER              GROWTH
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         12,809,951            894,660
   Class IB                            309,804            159,125
   Other class                              --                 --
                                ==============       ============
  Cost:
   Class IA                       $192,647,133         $4,219,007
   Class IB                          8,573,406            669,953
   Other class                              --                 --
                                ==============       ============
  Market Value:
   Class IA                       $257,992,416         $2,764,502
   Class IB                          6,189,902            478,968
   Other class                              --                 --
 Due from Hartford Life
  Insurance Company                         --                 --
 Receivable from fund shares
  sold                                 126,073                156
 Other assets                               --                 --
                                --------------       ------------
 Total Assets                      264,308,391          3,243,626
                                --------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    126,073                156
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                           6                 --
                                --------------       ------------
 Total Liabilities                     126,079                156
                                --------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $264,182,312         $3,243,470
                                ==============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      LEGG MASON
                                     PUTNAM VT                                     PARTNERS VARIABLE
                                      CAPITAL                 PUTNAM VT           CAPITAL AND INCOME
                                   OPPORTUNITIES            EQUITY INCOME              PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              483,021                2,370,861                     --
   Class IB                               51,767                  325,989                     --
   Other class                                --                       --                  3,588
                                    ============            =============              =========
  Cost:
   Class IA                           $6,491,327              $28,186,769                     --
   Class IB                              688,223                4,027,607                     --
   Other class                                --                       --                $52,712
                                    ============            =============              =========
  Market Value:
   Class IA                           $4,279,570              $23,044,767                     --
   Class IB                              455,038                3,152,319                     --
   Other class                                --                       --                $27,948
 Due from Hartford Life
  Insurance Company                           --                      426                     --
 Receivable from fund shares
  sold                                    15,292                       --                      1
 Other assets                                 --                       --                     --
                                    ------------            -------------              ---------
 Total Assets                          4,749,900               26,197,512                 27,949
                                    ------------            -------------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       15,293                       --                      1
 Payable for fund shares
  purchased                                   --                      426                     --
 Other liabilities                            --                        3                     --
                                    ------------            -------------              ---------
 Total Liabilities                        15,293                      429                      1
                                    ------------            -------------              ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,734,607              $26,197,083                $27,948
                                    ============            =============              =========

                                                            LEGG MASON
                                     LEGG MASON          PARTNERS VARIABLE         LEGG MASON
                                 PARTNERS VARIABLE          GLOBAL HIGH        PARTNERS VARIABLE
                                 FUNDAMENTAL VALUE          YIELD BOND             INVESTORS
                                     PORTFOLIO               PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                     --                     --
   Class IB                                  --                     --                     --
   Other class                           26,542                  5,869                 22,917
                                     ==========              =========             ==========
  Cost:
   Class IA                                  --                     --                     --
   Class IB                                  --                     --                     --
   Other class                         $616,959                $48,642               $298,284
                                     ==========              =========             ==========
  Market Value:
   Class IA                                  --                     --                     --
   Class IB                                  --                     --                     --
   Other class                         $356,198                $31,105               $232,836
 Due from Hartford Life
  Insurance Company                          --                    583                     --
 Receivable from fund shares
  sold                                       13                     --                      9
 Other assets                                --                     --                     --
                                     ----------              ---------             ----------
 Total Assets                           356,211                 31,688                232,845
                                     ----------              ---------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          13                     --                      9
 Payable for fund shares
  purchased                                  --                    583                     --
 Other liabilities                           --                     --                     --
                                     ----------              ---------             ----------
 Total Liabilities                           13                    583                      9
                                     ----------              ---------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $356,198                $31,105               $232,836
                                     ==========              =========             ==========

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNITS       MINIMUM           MAXIMUM
                                                           OWNED BY    UNIT FAIR         UNIT FAIR     CONTRACT
                                                         PARTICIPANTS   VALUE #           VALUE #      LIABILITY
------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD
 (BY SUB-ACCOUNT):
Putnam VT Mid Cap Value -- Class IA                          906,719   $10.205485   to   $10.770278     $9,517,840
Putnam VT Mid Cap Value -- Class IB                          140,526     9.759271   to    10.622093      1,422,168
Putnam VT American Government Income -- Class IA           2,978,281    13.301824   to    14.440840     41,295,710
Putnam VT American Government Income -- Class IB             398,687    12.010796   to    13.964183      5,244,070
Putnam VT Capital Appreciation -- Class IA                   708,218     5.546677   to     5.975688      4,076,820
Putnam VT Capital Appreciation -- Class IB                   106,714     5.213524   to     5.800282        583,214
Putnam VT Diversified Income -- Class IA                   4,657,507    10.682547   to    15.113266     59,204,031
Putnam VT Diversified Income -- Class IB                     496,598     9.257268   to    12.855175      5,269,956
Putnam VT Global Asset Allocation -- Class IA              2,441,323     8.245122   to    25.029607     61,070,625
Putnam VT Global Asset Allocation -- Class IB                171,284     7.102261   to    25.264035      1,645,045
Putnam VT Global Equity -- Class IA                        5,113,160     6.079462   to    16.412039     83,901,715
Putnam VT Global Equity -- Class IB                          187,020     3.495583   to    16.509053        995,324
Putnam VT Growth and Income -- Class IA                   15,469,702     7.148520   to    33.446733    516,771,797
Putnam VT Growth and Income -- Class IB                      674,669     6.636242   to    33.626986      8,924,638
Putnam VT Growth Opportunities -- Class IA                 1,093,072     3.004512   to     3.251593      3,412,489
Putnam VT Growth Opportunities -- Class IB                   396,462     2.585335   to     3.144022      1,136,033
Putnam VT Health Sciences -- Class IA                      2,241,364     9.479726   to    10.960856     22,393,628
Putnam VT Health Sciences -- Class IB                        147,040     6.612183   to     9.858133      1,273,265
Putnam VT High Yield -- Class IA                           2,494,914    10.920267   to    25.468598     63,169,360
Putnam VT High Yield -- Class IB                             138,966     9.374914   to    25.585305      2,008,386
Putnam VT Income -- Class IA                               4,997,077     8.175606   to    21.579433    107,185,749
Putnam VT Income -- Class IB                                 793,155     9.179436   to    21.705639     10,042,635
Putnam VT International Growth and Income -- Class IA      2,939,091     9.331829   to    15.590846     40,598,761
Putnam VT International Growth and Income -- Class IB        392,668     8.277274   to    13.887358      3,814,332
Putnam VT International Equity -- Class IA                 3,690,378     9.290619   to    14.625921     53,753,113
Putnam VT International Equity -- Class IB                   874,632     5.839948   to    14.721050      6,756,494
Putnam VT International New Opportunities -- Class IA      1,927,701     7.876161   to    12.644110     21,605,964
Putnam VT International New Opportunities -- Class IB        148,535     4.087419   to    11.049030        843,369
Putnam VT Investors -- Class IA                            6,092,663     0.544485   to     6.260777     38,110,414
Putnam VT Investors -- Class IB                              958,764     4.007793   to     6.295855      4,578,296
Putnam VT Money Market -- Class IA                        61,761,727     1.224789   to    12.080624    114,305,633
Putnam VT Money Market -- Class IB                         9,262,202     1.018279   to     1.863085     11,524,547
Putnam VT New Opportunities -- Class IA                    7,517,084     5.464271   to    18.896193    113,389,361
Putnam VT New Opportunities -- Class IB                      844,220     2.756006   to    15.167592      3,658,795
Putnam VT New Value -- Class IA                            3,362,006    10.253831   to    12.858324     38,323,755
Putnam VT New Value -- Class IB                              395,802     7.932938   to    11.448862      3,951,162
Putnam VT OTC & Emerging Growth -- Class IA                1,739,847     2.975843   to     3.950066      6,864,552
Putnam VT OTC & Emerging Growth -- Class IB                  321,523     1.181964   to     3.973049        546,076
Putnam VT Research -- Class IA                             1,268,054     6.688187   to     8.529543     10,787,651
Putnam VT Research -- Class IB                               297,463     5.069476   to     8.582086      1,714,330
Putnam VT Small Cap Value -- Class IA                      1,999,726     7.534442   to    15.357260     27,828,979
Putnam VT Small Cap Value -- Class IB                        237,007    11.356564   to    14.001323      3,006,447
Putnam VT The George Putnam Fund of Boston -- Class IA     4,361,138     7.631360   to     8.479938     35,069,200
Putnam VT The George Putnam Fund of Boston -- Class IB       371,108     7.104520   to     8.285901      2,945,221
Putnam VT Utilities Growth and Income -- Class IA          3,615,123    11.158441   to    26.232521     87,965,195
Putnam VT Utilities Growth and Income -- Class IB             79,679     8.913486   to    23.992156      1,270,378

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            UNITS       MINIMUM           MAXIMUM
                                                           OWNED BY    UNIT FAIR         UNIT FAIR     CONTRACT
                                                         PARTICIPANTS   VALUE #           VALUE #      LIABILITY
------------------------------------------------------------------------------------------------------------------
Putnam VT Vista -- Class IA                                2,845,087    $6.002054   to    $9.081234    $25,736,126
Putnam VT Vista -- Class IB                                  367,072     2.978550   to     8.944038      1,576,399
Putnam VT Voyager -- Class IA                              7,162,502     5.950366   to    35.987445    256,599,753
Putnam VT Voyager -- Class IB                              1,094,093     3.376412   to    36.167082      6,164,565
Putnam VT Discovery Growth -- Class IA                       745,471     3.523844   to     7.316823      2,764,502
Putnam VT Discovery Growth -- Class IB                       136,129     3.386172   to     3.731059        478,968
Putnam VT Capital Opportunities -- Class IA                  396,763     7.980496   to    11.021650      4,259,978
Putnam VT Capital Opportunities -- Class IB                   44,115     9.968949   to    10.850239        455,037
Putnam VT Equity Income -- Class IA                        2,030,858    10.995020   to    11.636340     23,033,408
Putnam VT Equity Income -- Class IB                          287,975    10.538465   to    11.470023      3,152,319
Legg Mason Partners Variable Capital and Income
 Portfolio -- Class I                                          4,354     6.404056   to     6.420171         27,948
Legg Mason Partners Variable Fundamental Value
 Portfolio -- Class I                                         57,729     6.154388   to     6.170510        356,198
Legg Mason Partners Variable Global High Yield Bond
 Portfolio -- Class I                                         28,395     1.095461   to     1.095461         31,105
Legg Mason Partners Variable Investors Portfolio --
 Class I                                                     246,996     0.930071   to     0.942777        232,836
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY
 SUB-ACCOUNT):
Putnam VT Mid Cap Value -- Class IA                            2,488    10.498958   to    10.498958         26,124
Putnam VT Mid Cap Value -- Class IB                            2,375    10.383907   to    10.383907         24,663
Putnam VT American Government Income -- Class IA               2,012    13.873075   to    13.873075         27,908
Putnam VT American Government Income -- Class IB               2,705    13.387225   to    13.387225         36,209
Putnam VT Capital Appreciation -- Class IA                     4,331     5.759988   to     5.759988         24,946
Putnam VT Capital Appreciation -- Class IB                     3,999     5.655312   to     5.655312         22,613
Putnam VT Diversified Income -- Class IA                      20,341    12.719646   to    12.719646        258,736
Putnam VT Diversified Income -- Class IB                       5,196    12.489192   to    12.534021         64,939
Putnam VT Global Asset Allocation -- Class IA                 14,163    25.029607   to    25.029607        354,485
Putnam VT Global Asset Allocation -- Class IB                  6,381     7.633028   to    24.632774         53,926
Putnam VT Global Equity -- Class IA                           28,021    16.412039   to    16.412039        459,878
Putnam VT Growth and Income -- Class IA                       99,814    33.446733   to    33.446733      3,338,452
Putnam VT Growth and Income -- Class IB                        1,635     7.881772   to    32.786555         29,755
Putnam VT Growth Opportunities -- Class IA                       251     3.123597   to     3.123597            784
Putnam VT Growth Opportunities -- Class IB                       125     2.880363   to     2.880363            359
Putnam VT Health Sciences -- Class IA                          1,480     9.993908   to     9.993908         14,793
Putnam VT Health Sciences -- Class IB                            505     7.657020   to     7.657020          3,871
Putnam VT High Yield -- Class IA                              22,198    25.468598   to    25.468598        565,347
Putnam VT High Yield -- Class IB                                 538    24.946176   to    24.946176         13,421
Putnam VT Income -- Class IA                                  37,864    21.579433   to    21.579433        817,091
Putnam VT Income -- Class IB                                   2,407    21.163298   to    21.163298         50,948
Putnam VT International Growth and Income -- Class IA          9,373    13.826321   to    13.826321        129,595
Putnam VT International Equity -- Class IA                     4,768    14.625921   to    14.625921         69,739
Putnam VT International Equity -- Class IB                     3,603     6.693531   to     6.693531         24,115
Putnam VT International New Opportunities -- Class IA          2,991    11.212688   to    11.212688         33,538
Putnam VT Investors -- Class IA                               18,329     5.520707   to     6.260777        114,158
Putnam VT Investors -- Class IB                                1,353     4.207926   to     4.414122          5,817
Putnam VT Money Market -- Class IA                           128,064     1.854007   to     1.854007        237,431

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNITS       MINIMUM           MAXIMUM
                                                           OWNED BY    UNIT FAIR         UNIT FAIR     CONTRACT
                                                         PARTICIPANTS   VALUE #           VALUE #      LIABILITY
------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities -- Class IA                       22,655   $15.099269   to   $15.099269       $342,081
Putnam VT New Opportunities -- Class IB                        1,080     3.201213   to    14.788538         12,941
Putnam VT New Value -- Class IA                               12,372    11.404497   to    11.404497        141,098
Putnam VT OTC & Emerging Growth -- Class IA                      802     3.950066   to     3.950066          3,167
Putnam VT Research -- Class IA                                 1,320     8.529543   to     8.529543         11,263
Putnam VT Research -- Class IB                                   564     5.322639   to     5.322639          3,003
Putnam VT Small Cap Value -- Class IA                          3,168    13.923550   to    13.923550         44,114
Putnam VT Small Cap Value -- Class IB                            727    12.977896   to    12.977896          9,436
Putnam VT The George Putnam Fund of Boston -- Class IA        28,621     8.045251   to     8.045251        230,267
Putnam VT The George Putnam Fund of Boston -- Class IB           346     8.242076   to     8.242076          2,856
Putnam VT Utilities Growth and Income -- Class IA             21,529    24.348590   to    24.348590        524,192
Putnam VT Utilities Growth and Income -- Class IB              1,276    23.856544   to    23.856544         30,451
Putnam VT Vista -- Class IA                                    4,950     9.081234   to     9.081234         44,955
Putnam VT Voyager -- Class IA                                 38,698    35.987445   to    35.987445      1,392,657
Putnam VT Voyager -- Class IB                                  5,123     3.853502   to    35.263136         25,337
Putnam VT Capital Opportunities -- Class IA                    1,823    10.744034   to    10.744034         19,592
Putnam VT Equity Income -- Class IA                            1,001    11.343249   to    11.343249         11,356

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       PUTNAM VT
                                  PUTNAM VT            AMERICAN
                                   MID CAP            GOVERNMENT
                                    VALUE               INCOME
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $144,613          $2,283,841
                                --------------       -------------
EXPENSE:
 Administrative charges                (26,602)            (71,715)
 Mortality and expense risk
  charges                             (238,641)           (617,901)
                                --------------       -------------
  Total Expenses                      (265,243)           (689,616)
                                --------------       -------------
  Net investment income (loss)        (120,630)          1,594,225
                                --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (409,071)           (337,147)
 Net realized gain on
  distributions                      3,875,259                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (12,780,198)         (2,023,637)
                                --------------       -------------
  Net gain (loss) on
   investments                      (9,314,010)         (2,360,784)
                                --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(9,434,640)          $(766,559)
                                ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT           PUTNAM VT            PUTNAM VT
                                  CAPITAL           DIVERSIFIED          GLOBAL ASSET
                               APPRECIATION            INCOME             ALLOCATION
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $54,058           $6,662,220           $3,975,454
                               -------------       --------------       --------------
EXPENSE:
 Administrative charges              (10,856)            (152,274)            (141,677)
 Mortality and expense risk
  charges                            (92,227)          (1,307,183)          (1,192,262)
                               -------------       --------------       --------------
  Total Expenses                    (103,083)          (1,459,457)          (1,333,939)
                               -------------       --------------       --------------
  Net investment income
   (loss)                            (49,025)           5,202,763            2,641,515
                               -------------       --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (77,113)          (7,487,827)           1,776,495
 Net realized gain on
  distributions                      808,546                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (4,004,806)         (31,848,792)         (40,601,897)
                               -------------       --------------       --------------
  Net gain (loss) on
   investments                    (3,273,373)         (39,336,619)         (38,825,402)
                               -------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(3,322,398)        $(34,133,856)        $(36,183,887)
                               =============       ==============       ==============

                                 PUTNAM VT             PUTNAM VT                 PUTNAM VT
                                   GLOBAL             GROWTH AND                  GROWTH
                                   EQUITY               INCOME                 OPPORTUNITIES
                                SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $4,114,639           $21,559,788                     $ --
                               --------------       ---------------            -------------
EXPENSE:
 Administrative charges              (214,649)           (1,220,912)                  (9,935)
 Mortality and expense risk
  charges                          (1,797,399)          (10,252,397)                 (90,975)
                               --------------       ---------------            -------------
  Total Expenses                   (2,012,048)          (11,473,309)                (100,910)
                               --------------       ---------------            -------------
  Net investment income
   (loss)                           2,102,591            10,086,479                 (100,910)
                               --------------       ---------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (3,703,492)           (2,244,893)              (2,096,862)
 Net realized gain on
  distributions                            --           156,252,473                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (80,315,992)         (557,656,338)                (951,811)
                               --------------       ---------------            -------------
  Net gain (loss) on
   investments                    (84,019,484)         (403,648,758)              (3,048,673)
                               --------------       ---------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(81,916,893)        $(393,562,279)             $(3,149,583)
                               ==============       ===============            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  PUTNAM VT
                                   HEALTH             PUTNAM VT
                                  SCIENCES            HIGH YIELD
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --           $9,291,752
                                -------------       --------------
EXPENSE:
 Administrative charges               (45,447)            (138,823)
 Mortality and expense risk
  charges                            (388,657)          (1,170,493)
                                -------------       --------------
  Total Expenses                     (434,104)          (1,309,316)
                                -------------       --------------
  Net investment income (loss)       (434,104)           7,982,436
                                -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             1,590,757          (12,860,271)
 Net realized gain on
  distributions                       291,302                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (7,368,808)         (20,291,285)
                                -------------       --------------
  Net gain (loss) on
   investments                     (5,486,749)         (33,151,556)
                                -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(5,920,853)        $(25,169,120)
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      PUTNAM VT
                                                    INTERNATIONAL          PUTNAM VT
                                 PUTNAM VT            GROWTH AND         INTERNATIONAL
                                   INCOME               INCOME               EQUITY
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $12,919,225           $1,796,911           $2,551,464
                               --------------       --------------       --------------
EXPENSE:
 Administrative charges              (257,872)            (118,490)            (151,404)
 Mortality and expense risk
  charges                          (2,216,359)          (1,014,073)          (1,307,942)
                               --------------       --------------       --------------
  Total Expenses                   (2,474,231)          (1,132,563)          (1,459,346)
                               --------------       --------------       --------------
  Net investment income
   (loss)                          10,444,994              664,348            1,092,118
                               --------------       --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (2,045,990)          (4,369,159)          (2,135,076)
 Net realized gain on
  distributions                            --           16,951,496           17,122,617
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (51,146,948)         (58,728,015)         (71,368,061)
                               --------------       --------------       --------------
  Net gain (loss) on
   investments                    (53,192,938)         (46,145,678)         (56,380,520)
                               --------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(42,747,944)        $(45,481,330)        $(55,288,402)
                               ==============       ==============       ==============

                                 PUTNAM VT
                               INTERNATIONAL
                                    NEW               PUTNAM VT                 PUTNAM VT
                               OPPORTUNITIES          INVESTORS               MONEY MARKET
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $761,469             $355,836               $3,490,927
                               --------------       --------------            -------------
EXPENSE:
 Administrative charges               (57,672)            (100,988)                (189,257)
 Mortality and expense risk
  charges                            (486,676)            (872,230)              (1,618,825)
                               --------------       --------------            -------------
  Total Expenses                     (544,348)            (973,218)              (1,808,082)
                               --------------       --------------            -------------
  Net investment income
   (loss)                             217,121             (617,382)               1,682,845
                               --------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             3,556,702             (440,526)                      --
 Net realized gain on
  distributions                            --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (24,125,644)         (32,709,594)                      (4)
                               --------------       --------------            -------------
  Net gain (loss) on
   investments                    (20,568,942)         (33,150,120)                      (4)
                               --------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(20,351,821)        $(33,767,502)              $1,682,841
                               ==============       ==============            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  PUTNAM VT
                                     NEW               PUTNAM VT
                                OPPORTUNITIES          NEW VALUE
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $558,971           $1,680,425
                                --------------       --------------
EXPENSE:
 Administrative charges               (273,384)            (106,345)
 Mortality and expense risk
  charges                           (2,302,259)            (924,322)
                                --------------       --------------
  Total Expenses                    (2,575,643)          (1,030,667)
                                --------------       --------------
  Net investment income (loss)      (2,016,672)             649,758
                                --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             10,151,886             (934,886)
 Net realized gain on
  distributions                             --           17,187,913
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (93,157,783)         (58,525,695)
                                --------------       --------------
  Net gain (loss) on
   investments                     (83,005,897)         (42,272,668)
                                --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(85,022,569)        $(41,622,910)
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT                                  PUTNAM VT
                                    OTC & EMERGING         PUTNAM VT             SMALL CAP
                                        GROWTH              RESEARCH               VALUE
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --             $268,525            $1,009,481
                                    --------------       --------------       ---------------
EXPENSE:
 Administrative charges                    (19,885)             (29,338)              (76,050)
 Mortality and expense risk
  charges                                 (170,153)            (255,589)             (656,751)
                                    --------------       --------------       ---------------
  Total Expenses                          (190,038)            (284,927)             (732,801)
                                    --------------       --------------       ---------------
  Net investment income
   (loss)                                 (190,038)             (16,402)              276,680
                                    --------------       --------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,842,662)            (744,403)              278,647
 Net realized gain on
  distributions                                 --                   --            13,548,749
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,483,343)          (8,424,389)          (38,482,802)
                                    --------------       --------------       ---------------
  Net gain (loss) on
   investments                          (7,326,005)          (9,168,792)          (24,655,406)
                                    --------------       --------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(7,516,043)         $(9,185,194)         $(24,378,726)
                                    ==============       ==============       ===============

                                            PUTNAM VT                  PUTNAM VT
                                        THE GEORGE PUTNAM          UTILITIES GROWTH          PUTNAM VT
                                         FUND OF BOSTON               AND INCOME               VISTA
                                           SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,476,558                 $3,284,134                  $ --
                                         ---------------            ---------------       ---------------
EXPENSE:
 Administrative charges                          (99,603)                  (193,213)              (70,794)
 Mortality and expense risk
  charges                                       (853,783)                (1,623,112)             (602,866)
                                         ---------------            ---------------       ---------------
  Total Expenses                                (953,386)                (1,816,325)             (673,660)
                                         ---------------            ---------------       ---------------
  Net investment income
   (loss)                                      2,523,172                  1,467,809              (673,660)
                                         ---------------            ---------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       (3,615,779)                 8,664,183             1,202,092
 Net realized gain on
  distributions                                6,342,403                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (36,071,594)               (57,932,000)          (26,702,531)
                                         ---------------            ---------------       ---------------
  Net gain (loss) on
   investments                               (33,344,970)               (49,267,817)          (25,500,439)
                                         ---------------            ---------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                               $(30,821,798)              $(47,800,008)         $(26,174,099)
                                         ===============            ===============       ===============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                                        PUTNAM VT
                                   PUTNAM VT            DISCOVERY
                                    VOYAGER              GROWTH
                                  SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $1,159,254                $ --
                                ---------------       -------------
EXPENSE:
 Administrative charges                (590,579)             (8,499)
 Mortality and expense risk
  charges                            (4,966,301)            (74,515)
                                ---------------       -------------
  Total Expenses                     (5,556,880)            (83,014)
                                ---------------       -------------
  Net investment income (loss)       (4,397,626)            (83,014)
                                ---------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              30,248,406            (460,601)
 Net realized gain on
  distributions                              --             677,280
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (204,415,749)         (3,108,742)
                                ---------------       -------------
  Net gain (loss) on
   investments                     (174,167,343)         (2,892,063)
                                ---------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(178,564,969)        $(2,975,077)
                                ===============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  LEGG MASON
                                      PUTNAM VT                                PARTNERS VARIABLE
                                       CAPITAL            PUTNAM VT           CAPITAL AND INCOME
                                    OPPORTUNITIES       EQUITY INCOME              PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $51,498             $823,806                  $409
                                    -------------       --------------             ---------
EXPENSE:
 Administrative charges                   (10,364)             (53,239)                   --
 Mortality and expense risk
  charges                                 (89,253)            (471,500)                 (676)
                                    -------------       --------------             ---------
  Total Expenses                          (99,617)            (524,739)                 (676)
                                    -------------       --------------             ---------
  Net investment income
   (loss)                                 (48,119)             299,067                  (267)
                                    -------------       --------------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (462,852)          (1,166,569)              (10,024)
 Net realized gain on
  distributions                           372,111            1,735,233                 1,019
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,829,950)         (14,343,147)              (10,913)
                                    -------------       --------------             ---------
  Net gain (loss) on
   investments                         (2,920,691)         (13,774,483)              (19,918)
                                    -------------       --------------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,968,810)        $(13,475,416)             $(20,185)
                                    =============       ==============             =========

                                                            LEGG MASON
                                     LEGG MASON          PARTNERS VARIABLE        LEGG MASON
                                  PARTNERS VARIABLE         GLOBAL HIGH        PARTNERS VARIABLE
                                  FUNDAMENTAL VALUE         YIELD BOND             INVESTORS
                                      PORTFOLIO              PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,502                $4,463                 $4,200
                                     -----------             ---------            -----------
EXPENSE:
 Administrative charges                       --                   (66)                  (422)
 Mortality and expense risk
  charges                                 (7,213)                 (553)                (3,525)
                                     -----------             ---------            -----------
  Total Expenses                          (7,213)                 (619)                (3,947)
                                     -----------             ---------            -----------
  Net investment income
   (loss)                                  1,289                 3,844                    253
                                     -----------             ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (41,374)               (3,325)                 3,852
 Net realized gain on
  distributions                              373                    --                  7,783
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (180,374)              (16,570)              (134,388)
                                     -----------             ---------            -----------
  Net gain (loss) on
   investments                          (221,375)              (19,895)              (122,753)
                                     -----------             ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(220,086)             $(16,051)             $(122,500)
                                     ===========             =========            ===========

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                  PUTNAM VT                   AMERICAN
                                   MID CAP                   GOVERNMENT
                                    VALUE                      INCOME
                                 SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(120,630)                $1,594,225
 Net realized gain (loss) on
  security transactions               (409,071)                  (337,147)
 Net realized gain on
  distributions                      3,875,259                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (12,780,198)                (2,023,637)
                                --------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (9,434,640)                  (766,559)
                                --------------             --------------
UNIT TRANSACTIONS:
 Purchases                             163,683                    116,453
 Net transfers                      (3,079,071)                17,360,211
 Surrenders for benefit
  payments and fees                 (3,329,239)               (11,806,748)
 Net annuity transactions               37,500                    (12,648)
                                --------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (6,207,127)                 5,657,268
                                --------------             --------------
 Net increase (decrease) in
  net assets                       (15,641,767)                 4,890,709
NET ASSETS:
 Beginning of year                  26,632,562                 41,713,188
                                --------------             --------------
 End of year                       $10,990,795                $46,603,897
                                ==============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT           PUTNAM VT            PUTNAM VT
                                  CAPITAL           DIVERSIFIED          GLOBAL ASSET
                               APPRECIATION            INCOME             ALLOCATION
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(49,025)          $5,202,763           $2,641,515
 Net realized gain (loss) on
  security transactions              (77,113)          (7,487,827)           1,776,495
 Net realized gain on
  distributions                      808,546                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (4,004,806)         (31,848,792)         (40,601,897)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (3,322,398)         (34,133,856)         (36,183,887)
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            17,892              481,121              353,846
 Net transfers                      (627,836)          (6,954,360)          (1,299,269)
 Surrenders for benefit
  payments and fees               (1,139,840)         (23,003,843)         (17,656,999)
 Net annuity transactions             25,636                7,506               (8,056)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,724,148)         (29,469,576)         (18,610,478)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (5,046,546)         (63,603,432)         (54,794,365)
NET ASSETS:
 Beginning of year                 9,754,139          128,401,094          117,918,446
                               -------------       --------------       --------------
 End of year                      $4,707,593          $64,797,662          $63,124,081
                               =============       ==============       ==============

                                  PUTNAM VT             PUTNAM VT                  PUTNAM VT
                                   GLOBAL               GROWTH AND                  GROWTH
                                   EQUITY                 INCOME                 OPPORTUNITIES
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $2,102,591            $10,086,479                $(100,910)
 Net realized gain (loss) on
  security transactions             (3,703,492)            (2,244,893)              (2,096,862)
 Net realized gain on
  distributions                             --            156,252,473                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (80,315,992)          (557,656,338)                (951,811)
                               ---------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (81,916,893)          (393,562,279)              (3,149,583)
                               ---------------       ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                             560,919              2,625,029                   13,054
 Net transfers                     (11,453,006)           (64,509,357)                (367,853)
 Surrenders for benefit
  payments and fees                (23,015,977)          (149,590,949)              (1,120,919)
 Net annuity transactions              (52,122)               431,714                      646
                               ---------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (33,960,186)          (211,043,563)              (1,475,072)
                               ---------------       ----------------            -------------
 Net increase (decrease) in
  net assets                      (115,877,079)          (604,605,842)              (4,624,655)
NET ASSETS:
 Beginning of year                 201,233,996          1,133,670,484                9,174,320
                               ---------------       ----------------            -------------
 End of year                       $85,356,917           $529,064,642               $4,549,665
                               ===============       ================            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  PUTNAM VT
                                    HEALTH             PUTNAM VT
                                   SCIENCES            HIGH YIELD
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(434,104)          $7,982,436
 Net realized gain (loss) on
  security transactions              1,590,757          (12,860,271)
 Net realized gain on
  distributions                        291,302                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (7,368,808)         (20,291,285)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (5,920,853)         (25,169,120)
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                              55,661              289,014
 Net transfers                      (2,150,069)          (4,713,834)
 Surrenders for benefit
  payments and fees                 (5,632,652)         (18,641,233)
 Net annuity transactions                6,028              200,646
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (7,721,032)         (22,865,407)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (13,641,885)         (48,034,527)
NET ASSETS:
 Beginning of year                  37,327,442          113,791,041
                                --------------       --------------
 End of year                       $23,685,557          $65,756,514
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      PUTNAM VT
                                                    INTERNATIONAL          PUTNAM VT
                                 PUTNAM VT            GROWTH AND         INTERNATIONAL
                                   INCOME               INCOME               EQUITY
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $10,444,994             $664,348           $1,092,118
 Net realized gain (loss) on
  security transactions            (2,045,990)          (4,369,159)          (2,135,076)
 Net realized gain on
  distributions                            --           16,951,496           17,122,617
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (51,146,948)         (58,728,015)         (71,368,061)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (42,747,944)         (45,481,330)         (55,288,402)
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            807,595              326,092              344,168
 Net transfers                    (10,645,281)          (8,177,517)          (8,380,963)
 Surrenders for benefit
  payments and fees               (36,357,491)         (15,841,313)         (18,906,742)
 Net annuity transactions             135,384              (17,670)             (13,603)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (46,059,793)         (23,710,408)         (26,957,140)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (88,807,737)         (69,191,738)         (82,245,542)
NET ASSETS:
 Beginning of year                206,904,160          113,734,426          142,849,003
                               --------------       --------------       --------------
 End of year                     $118,096,423          $44,542,688          $60,603,461
                               ==============       ==============       ==============

                                 PUTNAM VT
                               INTERNATIONAL
                                    NEW               PUTNAM VT            PUTNAM VT
                               OPPORTUNITIES          INVESTORS           MONEY MARKET
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $217,121            $(617,382)          $1,682,845
 Net realized gain (loss) on
  security transactions             3,556,702             (440,526)                  --
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (24,125,644)         (32,709,594)                  (4)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (20,351,821)         (33,767,502)           1,682,841
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            195,889              251,025              605,340
 Net transfers                     (7,743,420)          (7,350,258)          94,862,576
 Surrenders for benefit
  payments and fees                (5,868,838)         (14,142,869)         (82,126,950)
 Net annuity transactions              (6,071)              30,527               57,486
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,422,440)         (21,211,575)          13,398,452
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (33,774,261)         (54,979,077)          15,081,293
NET ASSETS:
 Beginning of year                 56,257,132           97,787,762          110,986,318
                               --------------       --------------       --------------
 End of year                      $22,482,871          $42,808,685         $126,067,611
                               ==============       ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   PUTNAM VT
                                      NEW               PUTNAM VT
                                 OPPORTUNITIES          NEW VALUE
                                  SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,016,672)            $649,758
 Net realized gain (loss) on
  security transactions              10,151,886             (934,886)
 Net realized gain on
  distributions                              --           17,187,913
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (93,157,783)         (58,525,695)
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (85,022,569)         (41,622,910)
                                ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                              747,968              304,063
 Net transfers                      (14,579,657)          (9,672,027)
 Surrenders for benefit
  payments and fees                 (30,234,646)         (13,756,627)
 Net annuity transactions               112,637               20,203
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (43,953,698)         (23,104,388)
                                ---------------       --------------
 Net increase (decrease) in
  net assets                       (128,976,267)         (64,727,298)
NET ASSETS:
 Beginning of year                  246,379,445          107,143,313
                                ---------------       --------------
 End of year                       $117,403,178          $42,416,015
                                ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT                                 PUTNAM VT
                                    OTC & EMERGING         PUTNAM VT            SMALL CAP
                                        GROWTH              RESEARCH              VALUE
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(190,038)            $(16,402)            $276,680
 Net realized gain (loss) on
  security transactions                 (3,842,662)            (744,403)             278,647
 Net realized gain on
  distributions                                 --                   --           13,548,749
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,483,343)          (8,424,389)         (38,482,802)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,516,043)          (9,185,194)         (24,378,726)
                                    --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  49,417               28,991              165,111
 Net transfers                          (1,766,586)          (1,470,419)          (8,141,579)
 Surrenders for benefit
  payments and fees                     (2,575,805)          (3,696,371)         (10,438,099)
 Net annuity transactions                    1,337               (5,678)              (8,076)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,291,637)          (5,143,477)         (18,422,643)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (11,807,680)         (14,328,671)         (42,801,369)
NET ASSETS:
 Beginning of year                      19,221,475           26,844,918           73,690,345
                                    --------------       --------------       --------------
 End of year                            $7,413,795          $12,516,247          $30,888,976
                                    ==============       ==============       ==============

                                      PUTNAM VT                 PUTNAM VT
                                  THE GEORGE PUTNAM          UTILITIES GROWTH        PUTNAM VT
                                    FUND OF BOSTON              AND INCOME             VISTA
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,523,172                $1,467,809            $(673,660)
 Net realized gain (loss) on
  security transactions                 (3,615,779)                8,664,183            1,202,092
 Net realized gain on
  distributions                          6,342,403                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (36,071,594)              (57,932,000)         (26,702,531)
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (30,821,798)              (47,800,008)         (26,174,099)
                                    --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 180,432                   669,578              191,530
 Net transfers                          (7,283,226)               (5,940,327)          (4,606,430)
 Surrenders for benefit
  payments and fees                    (17,340,096)              (22,781,195)          (8,830,653)
 Net annuity transactions                  131,340                   (42,229)               1,641
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,311,550)              (28,094,173)         (13,243,912)
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets                           (55,133,348)              (75,894,181)         (39,418,011)
NET ASSETS:
 Beginning of year                      93,380,892               165,684,397           66,775,491
                                    --------------            --------------       --------------
 End of year                           $38,247,544               $89,790,216          $27,357,480
                                    ==============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                                        PUTNAM VT
                                   PUTNAM VT            DISCOVERY
                                    VOYAGER              GROWTH
                                  SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(4,397,626)           $(83,014)
 Net realized gain (loss) on
  security transactions              30,248,406            (460,601)
 Net realized gain on
  distributions                              --             677,280
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (204,415,749)         (3,108,742)
                                ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (178,564,969)         (2,975,077)
                                ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                            1,683,190              26,079
 Net transfers                      (27,721,867)           (609,732)
 Surrenders for benefit
  payments and fees                 (65,882,592)           (743,989)
 Net annuity transactions               (29,796)                 --
                                ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (91,951,065)         (1,327,642)
                                ---------------       -------------
 Net increase (decrease) in
  net assets                       (270,516,034)         (4,302,719)
NET ASSETS:
 Beginning of year                  534,698,346           7,546,189
                                ---------------       -------------
 End of year                       $264,182,312          $3,243,470
                                ===============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  LEGG MASON
                                      PUTNAM VT                                PARTNERS VARIABLE
                                       CAPITAL            PUTNAM VT           CAPITAL AND INCOME
                                    OPPORTUNITIES       EQUITY INCOME              PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(48,119)            $299,067                 $(267)
 Net realized gain (loss) on
  security transactions                  (462,852)          (1,166,569)              (10,024)
 Net realized gain on
  distributions                           372,111            1,735,233                 1,019
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,829,950)         (14,343,147)              (10,913)
                                    -------------       --------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,968,810)         (13,475,416)              (20,185)
                                    -------------       --------------             ---------
UNIT TRANSACTIONS:
 Purchases                                 42,975              235,557                    --
 Net transfers                            199,323            1,929,315               (35,441)
 Surrenders for benefit
  payments and fees                    (1,155,507)          (7,580,456)               (1,873)
 Net annuity transactions                  (1,799)              (8,201)                   --
                                    -------------       --------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (915,008)          (5,423,785)              (37,314)
                                    -------------       --------------             ---------
 Net increase (decrease) in
  net assets                           (3,883,818)         (18,899,201)              (57,499)
NET ASSETS:
 Beginning of year                      8,618,425           45,096,284                85,447
                                    -------------       --------------             ---------
 End of year                           $4,734,607          $26,197,083               $27,948
                                    =============       ==============             =========

                                                             LEGG MASON
                                     LEGG MASON          PARTNERS VARIABLE         LEGG MASON
                                  PARTNERS VARIABLE         GLOBAL HIGH         PARTNERS VARIABLE
                                  FUNDAMENTAL VALUE          YIELD BOND             INVESTORS
                                      PORTFOLIO              PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,289                 $3,844                   $253
 Net realized gain (loss) on
  security transactions                  (41,374)                (3,325)                 3,852
 Net realized gain on
  distributions                              373                     --                  7,783
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (180,374)               (16,570)              (134,388)
                                     -----------             ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (220,086)               (16,051)              (122,500)
                                     -----------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    --                    515                     --
 Net transfers                           (83,370)               (46,512)               (33,216)
 Surrenders for benefit
  payments and fees                     (118,414)               (16,908)               (31,827)
 Net annuity transactions                     --                     --                     --
                                     -----------             ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (201,784)               (62,905)               (65,043)
                                     -----------             ----------            -----------
 Net increase (decrease) in
  net assets                            (421,870)               (78,956)              (187,543)
NET ASSETS:
 Beginning of year                       778,068                110,061                420,379
                                     -----------             ----------            -----------
 End of year                            $356,198                $31,105               $232,836
                                     ===========             ==========            ===========

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        PUTNAM
                                   PUTNAM              AMERICAN
                                   MID CAP            GOVERNMENT
                                    VALUE               INCOME
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $73,401           $1,689,593
 Net realized gain (loss) on
  security transactions               190,727             (121,536)
 Net realized gain on
  distributions                     2,727,840                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,675,626)           1,320,790
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          316,342            2,888,847
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            227,638              587,754
 Net transfers                      1,106,602            2,278,838
 Surrenders for benefit
  payments and fees                (6,298,683)         (10,834,602)
 Net annuity transactions              (3,546)             (15,667)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,967,989)          (7,983,677)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (4,651,647)          (5,094,830)
NET ASSETS:
 Beginning of year                 31,284,209           46,808,018
                                -------------       --------------
 End of year                      $26,632,562          $41,713,188
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PUTNAM               PUTNAM               PUTNAM
                                  CAPITAL           DIVERSIFIED          GLOBAL ASSET
                               APPRECIATION            INCOME             ALLOCATION
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(135,776)          $5,377,073            $(888,661)
 Net realized gain (loss) on
  security transactions              502,832           (4,132,347)           6,665,359
 Net realized gain on
  distributions                    1,001,099                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,253,602)           2,489,281           (3,211,728)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (885,447)           3,734,007            2,564,970
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            16,454              660,020              703,210
 Net transfers                      (568,935)           2,060,514            1,084,784
 Surrenders for benefit
  payments and fees               (2,792,928)         (30,550,395)         (24,401,810)
 Net annuity transactions            (10,646)            (111,819)             (59,046)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,356,055)         (27,941,680)         (22,672,862)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (4,241,502)         (24,207,673)         (20,107,892)
NET ASSETS:
 Beginning of year                13,995,641          152,608,767          138,026,338
                               -------------       --------------       --------------
 End of year                      $9,754,139         $128,401,094         $117,918,446
                               =============       ==============       ==============

                                   PUTNAM                PUTNAM               PUTNAM
                                   GLOBAL              GROWTH AND             GROWTH
                                   EQUITY                INCOME            OPPORTUNITIES
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,984,121             $2,906,427           $(117,710)
 Net realized gain (loss) on
  security transactions             3,974,794             43,081,979          (2,419,133)
 Net realized gain on
  distributions                            --            215,119,616                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      11,184,985           (344,237,505)          2,966,300
                               --------------       ----------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       17,143,900            (83,129,483)            429,457
                               --------------       ----------------       -------------
UNIT TRANSACTIONS:
 Purchases                            871,227              5,172,814              71,745
 Net transfers                        923,060            (41,773,490)           (261,278)
 Surrenders for benefit
  payments and fees               (38,140,804)          (273,114,674)         (2,126,339)
 Net annuity transactions            (221,805)              (922,205)                (32)
                               --------------       ----------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (36,568,322)          (310,637,555)         (2,315,904)
                               --------------       ----------------       -------------
 Net increase (decrease) in
  net assets                      (19,424,422)          (393,767,038)         (1,886,447)
NET ASSETS:
 Beginning of year                220,658,418          1,527,437,522          11,060,767
                               --------------       ----------------       -------------
 End of year                     $201,233,996         $1,133,670,484          $9,174,320
                               ==============       ================       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    PUTNAM
                                    HEALTH               PUTNAM
                                   SCIENCES            HIGH YIELD
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(120,990)          $9,184,678
 Net realized gain (loss) on
  security transactions              5,047,581          (13,822,931)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (5,162,723)           7,467,000
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (236,132)           2,828,747
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             166,696              677,594
 Net transfers                      (4,564,149)          (6,634,176)
 Surrenders for benefit
  payments and fees                (10,543,338)         (29,780,467)
 Net annuity transactions               (5,270)             (37,452)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (14,946,061)         (35,774,501)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (15,182,193)         (32,945,754)
NET ASSETS:
 Beginning of year                  52,509,635          146,736,795
                                --------------       --------------
 End of year                       $37,327,442         $113,791,041
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        PUTNAM
                                                    INTERNATIONAL            PUTNAM
                                   PUTNAM             GROWTH AND         INTERNATIONAL
                                   INCOME               INCOME               EQUITY
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $9,181,473             $631,467           $2,515,320
 Net realized gain (loss) on
  security transactions             1,448,808            2,624,679            4,577,071
 Net realized gain on
  distributions                            --           22,259,560           19,374,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,098,227)         (18,489,224)         (15,337,059)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,532,054            7,026,482           11,129,911
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          1,110,619              863,056            1,125,944
 Net transfers                        939,722            8,427,903            2,882,759
 Surrenders for benefit
  payments and fees               (47,019,093)         (26,930,422)         (33,627,808)
 Net annuity transactions             (77,856)                (328)               2,168
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (45,046,608)         (17,639,791)         (29,616,937)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (36,514,554)         (10,613,309)         (18,487,026)
NET ASSETS:
 Beginning of year                243,418,714          124,347,735          161,336,029
                               --------------       --------------       --------------
 End of year                     $206,904,160         $113,734,426         $142,849,003
                               ==============       ==============       ==============

                                   PUTNAM
                               INTERNATIONAL
                                    NEW                 PUTNAM               PUTNAM
                               OPPORTUNITIES          INVESTORS           MONEY MARKET
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(198,382)         $(1,031,236)          $3,730,372
 Net realized gain (loss) on
  security transactions             2,413,895            3,309,818                   --
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,599,000           (8,926,002)                  --
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        5,814,513           (6,647,420)           3,730,372
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            257,253              454,307              962,005
 Net transfers                      7,142,942           (5,224,381)          77,543,301
 Surrenders for benefit
  payments and fees               (10,409,966)         (28,403,800)         (74,253,619)
 Net annuity transactions              24,351               24,451              (36,523)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,985,420)         (33,149,423)           4,215,164
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                        2,829,093          (39,796,843)           7,945,536
NET ASSETS:
 Beginning of year                 53,428,039          137,584,605          103,040,782
                               --------------       --------------       --------------
 End of year                      $56,257,132          $97,787,762         $110,986,318
                               ==============       ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         PUTNAM               PUTNAM
                                   NEW OPPORTUNITIES        NEW VALUE
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,466,902)            $(76,885)
 Net realized gain (loss) on
  security transactions                  21,276,317            7,112,517
 Net realized gain on
  distributions                                  --           13,060,471
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,316,884)         (26,538,569)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,492,531           (6,442,466)
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  969,688              623,079
 Net transfers                          (17,892,742)          (5,204,252)
 Surrenders for benefit
  payments and fees                     (52,856,489)         (29,347,733)
 Net annuity transactions                   (16,461)             (49,118)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (69,796,004)         (33,978,024)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                            (56,303,473)         (40,420,490)
NET ASSETS:
 Beginning of year                      302,682,918          147,563,803
                                     --------------       --------------
 End of year                           $246,379,445         $107,143,313
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                                   PUTNAM
                                   OTC & EMERGING          PUTNAM             SMALL CAP
                                       GROWTH             RESEARCH              VALUE
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(289,589)          $(249,452)           $(636,530)
 Net realized gain (loss) on
  security transactions                (3,148,767)            732,890            8,308,411
 Net realized gain on
  distributions                                --                  --           12,846,314
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,521,954            (305,116)         (32,813,007)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,083,598             178,322          (12,294,812)
                                    -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                132,826              80,185              582,103
 Net transfers                            994,666          (2,043,208)         (16,887,405)
 Surrenders for benefit
  payments and fees                    (4,393,363)         (6,844,596)         (20,361,293)
 Net annuity transactions                  (1,131)            (17,623)             (80,197)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,267,002)         (8,825,242)         (36,746,792)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets                           (1,183,404)         (8,646,920)         (49,041,604)
NET ASSETS:
 Beginning of year                     20,404,879          35,491,838          122,731,949
                                    -------------       -------------       --------------
 End of year                          $19,221,475         $26,844,918          $73,690,345
                                    =============       =============       ==============

                                        PUTNAM                    PUTNAM
                                  THE GEORGE PUTNAM          UTILITIES GROWTH          PUTNAM
                                    FUND OF BOSTON              AND INCOME             VISTA
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,933,004                  $922,438          $(1,103,186)
 Net realized gain (loss) on
  security transactions                  1,871,555                10,314,087            4,999,349
 Net realized gain on
  distributions                         11,257,269                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (14,691,853)               16,856,863           (1,323,200)
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               369,975                28,093,388            2,572,963
                                    --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 550,717                   641,418              404,638
 Net transfers                          (1,314,553)                6,667,143           (6,512,311)
 Surrenders for benefit
  payments and fees                    (31,169,128)              (33,709,568)         (16,572,189)
 Net annuity transactions                   (2,339)                  (31,777)               9,424
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (31,935,303)              (26,432,784)         (22,670,438)
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets                           (31,565,328)                1,660,604          (20,097,475)
NET ASSETS:
 Beginning of year                     124,946,220               164,023,793           86,872,966
                                    --------------            --------------       --------------
 End of year                           $93,380,892              $165,684,397          $66,775,491
                                    ==============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                                         PUTNAM
                                    PUTNAM              DISCOVERY
                                    VOYAGER              GROWTH
                                  SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(8,214,301)           $(96,599)
 Net realized gain (loss) on
  security transactions              57,177,507             259,895
 Net realized gain on
  distributions                              --             542,111
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (22,818,611)           (205,896)
                                ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         26,144,595             499,511
                                ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                            2,621,927              32,324
 Net transfers                      (35,594,334)          1,761,240
 Surrenders for benefit
  payments and fees                (118,099,166)         (1,133,580)
 Net annuity transactions              (253,098)            (28,191)
                                ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (151,324,671)            631,793
                                ---------------       -------------
 Net increase (decrease) in
  net assets                       (125,180,076)          1,131,304
NET ASSETS:
 Beginning of year                  659,878,422           6,414,885
                                ---------------       -------------
 End of year                       $534,698,346          $7,546,189
                                ===============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   LEGG MASON
                                                                                PARTNERS VARIABLE
                                       PUTNAM               PUTNAM             CAPITAL AND INCOME
                                CAPITAL OPPORTUNITIES   EQUITY INCOME               PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)(B)(C)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(150,192)             $32,895                   $684
 Net realized gain (loss) on
  security transactions                  (150,303)             231,851                 16,445
 Net realized gain on
  distributions                           821,608            3,169,734                 14,326
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,670,956)          (2,518,265)               (28,405)
                                    -------------       --------------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,149,843)             916,215                  3,050
                                    -------------       --------------              ---------
UNIT TRANSACTIONS:
 Purchases                                 32,710              630,540                     --
 Net transfers                            296,088            8,011,258                 (5,395)
 Surrenders for benefit
  payments and fees                    (2,136,438)         (10,706,271)               (10,208)
 Net annuity transactions                  36,705              (18,965)                    --
                                    -------------       --------------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,770,935)          (2,083,438)               (15,603)
                                    -------------       --------------              ---------
 Net increase (decrease) in
  net assets                           (2,920,778)          (1,167,223)               (12,553)
NET ASSETS:
 Beginning of year                     11,539,203           46,263,507                 98,000
                                    -------------       --------------              ---------
 End of year                           $8,618,425          $45,096,284                $85,447
                                    =============       ==============              =========

                                                            LEGG MASON
                                     LEGG MASON         PARTNERS VARIABLE         LEGG MASON
                                 PARTNERS VARIABLE         GLOBAL HIGH         PARTNERS VARIABLE
                                 FUNDAMENTAL VALUE          YIELD BOND             INVESTORS
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT (C)(D)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(387)               $6,510                $(1,621)
 Net realized gain (loss) on
  security transactions                  186,261                   309                 18,351
 Net realized gain on
  distributions                           89,834                   530                 11,776
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (272,246)               (8,826)               (14,348)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               3,462                (1,477)                14,158
                                    ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                30,972                    --                 31,317
 Net transfers                          (122,033)               (8,170)               (55,243)
 Surrenders for benefit
  payments and fees                     (142,266)               (2,138)               (90,690)
 Net annuity transactions                     --                    --                     --
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (233,327)              (10,308)              (114,616)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets                            (229,865)              (11,785)              (100,458)
NET ASSETS:
 Beginning of year                     1,007,933               121,846                520,837
                                    ------------            ----------            -----------
 End of year                            $778,068              $110,061               $420,379
                                    ============            ==========            ===========

(a) Effective April 27, 2007, Legg Mason Partners Variable Total Return Portfolio merged with Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.

(b) Formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value. Change effective April 27, 2007.

(c)  From inception April 27, 2007 to December 31, 2007.

(d) Effective April 27, 2007, Legg Mason Partners Variable All Cap Portfolio merged with Legg Mason Partners Variable Fundamental Value Portfolio.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Putnam VT Mid Cap Value, Putnam VT American Government Income, Putnam VT Capital Appreciation, Putnam VT Diversified Income, Putnam VT Global Asset Allocation, Putnam VT Global Equity, Putnam VT Growth and Income, Putnam VT Growth Opportunities, Putnam VT Health Sciences, Putnam VT High Yield, Putnam VT Income, Putnam VT International Growth and Income, Putnam VT International Equity, Putnam VT International New Opportunities, Putnam VT Investors, Putnam VT Money Market, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT OTC & Emerging Growth, Putnam VT Research, Putnam VT Small Cap Value, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income, Putnam VT Vista, Putnam VT Voyager, Putnam VT Discovery Growth, Putnam VT Capital Opportunities, Putnam VT Equity Income, Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Fundamental Value Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, and Legg Mason Partners Variable Investors Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) SECURITY CLASS -- The Account consists of a series of funds, most of which are represented by a separate series of class IA shares and class IB shares.

       e) Class IA shares are offered at net asset value and are not subject to a distribution fee. Forty percent of Class IA shares are for Company employees only.

       f) Class IB shares are offered at net asset value and pay an ongoing distribution fee.

       g) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       h) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       i) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       j) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for

-------------------------------------------------------------------------------

       measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       k) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

       b) DEDUCTION OF OTHER FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum annual rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
------------------------------------------------------------------------
Putnam VT Mid Cap Value                       $5,987,404      $8,439,900
Putnam VT American Government Income          21,571,143      14,319,650
Putnam VT Capital Appreciation                 1,688,667       2,653,294
Putnam VT Diversified Income                   9,303,333      33,570,146
Putnam VT Global Asset Allocation              7,587,647      23,556,609
Putnam VT Global Equity                        4,446,107      36,303,697
Putnam VT Growth and Income                  179,711,882     224,416,496
Putnam VT Growth Opportunities                 1,127,986       2,703,968
Putnam VT Health Sciences                      2,081,185       9,945,018
Putnam VT High Yield                          15,497,513      30,380,483
Putnam VT Income                              17,277,407      52,892,205
Putnam VT International Growth and
 Income                                       20,573,614      26,668,183
Putnam VT International Equity                26,844,588      35,586,998
Putnam VT International New
 Opportunities                                 1,883,296      15,088,613
Putnam VT Investors                            1,653,934      23,482,894
Putnam VT Money Market                        78,637,875      63,556,438
Putnam VT New Opportunities                    1,432,651      47,403,024
Putnam VT New Value                           20,321,109      25,587,824
Putnam VT OTC & Emerging Growth                1,012,097       5,493,771
Putnam VT Research                             1,009,138       6,169,018
Putnam VT Small Cap Value                     18,060,273      22,657,481
Putnam VT The George Putnam Fund of
 Boston                                       11,256,573      26,702,548
Putnam VT Utilities Growth and Income          6,222,845      32,849,209
Putnam VT Vista                                  634,722      14,552,295
Putnam VT Voyager                              2,251,784      98,600,472
Putnam VT Discovery Growth                     1,819,681       2,553,058
Putnam VT Capital Opportunities                2,513,857       3,104,871
Putnam VT Equity Income                        8,435,822      11,825,304
Legg Mason Partners Variable Capital and
 Income Portfolio                                  2,304          38,866
Legg Mason Partners Variable Fundamental
 Value Portfolio                                  34,738         234,859
Legg Mason Partners Variable Global High
 Yield Bond Portfolio                              5,046          64,107
Legg Mason Partners Variable Investors
 Portfolio                                        64,010         121,017
                                          --------------  --------------
                                            $470,950,231    $901,522,316
                                          ==============  ==============

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                             UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED         (DECREASE)
-------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value                        127,620       514,696          (387,076)
Putnam VT American Government Income         1,386,161       999,145           387,016
Putnam VT Capital Appreciation                 115,969       329,692          (213,723)
Putnam VT Diversified Income                   173,964     1,984,338        (1,810,374)
Putnam VT Global Asset Allocation              184,818       747,927          (563,109)
Putnam VT Global Equity                         43,329     1,511,782        (1,468,453)
Putnam VT Growth and Income                    120,722     4,957,007        (4,836,285)
Putnam VT Growth Opportunities                 273,531       624,914          (351,383)
Putnam VT Health Sciences                      153,803       849,430          (695,627)
Putnam VT High Yield                           228,747       936,053          (707,306)
Putnam VT Income                               209,529     2,065,960        (1,856,431)
Putnam VT International Growth and
 Income                                        117,378     1,302,145        (1,184,767)
Putnam VT International Equity                 460,174     1,782,940        (1,322,766)
Putnam VT International New
 Opportunities                                  84,888       949,944          (865,056)
Putnam VT Investors                            201,140     2,816,697        (2,615,557)
Putnam VT Money Market                      43,978,410    34,737,258         9,241,152
Putnam VT New Opportunities                     88,627     2,462,293        (2,373,666)
Putnam VT New Value                            106,869     1,527,296        (1,420,427)
Putnam VT OTC & Emerging Growth                207,826     1,004,986          (797,160)
Putnam VT Research                              70,121       534,568          (464,447)
Putnam VT Small Cap Value                      176,635     1,131,649          (955,014)
Putnam VT The George Putnam Fund of
 Boston                                        155,466     2,214,740        (2,059,274)
Putnam VT Utilities Growth and Income          106,793     1,112,020        (1,005,227)
Putnam VT Vista                                 73,347     1,070,705          (997,358)
Putnam VT Voyager                               97,273     2,302,151        (2,204,878)
Putnam VT Discovery Growth                     204,119       472,806          (268,687)
Putnam VT Capital Opportunities                142,805       216,280           (73,475)
Putnam VT Equity Income                        408,976       802,020          (393,044)
Legg Mason Partners Variable Capital and
 Income Portfolio                                   96         4,270            (4,174)
Legg Mason Partners Variable Fundamental
 Value Portfolio                                 4,000        25,133           (21,133)
Legg Mason Partners Variable Global High
 Yield Bond Portfolio                              543        40,682           (40,139)
Legg Mason Partners Variable Investors
 Portfolio                                      52,059        88,149           (36,090)

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                             UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED         (DECREASE)
-------------------------------------------------------------------------------------------
Putnam Mid Cap Value                           381,228       640,124          (258,896)
Putnam American Government Income              319,876       918,879          (599,003)
Putnam Capital Appreciation                    144,953       474,258          (329,305)
Putnam Diversified Income                      223,198     1,756,387        (1,533,189)
Putnam Global Asset Allocation                  74,795       669,618          (594,823)
Putnam Global Equity                           117,208     1,339,246        (1,222,038)
Putnam Growth and Income                       218,861     5,686,906        (5,468,045)
Putnam Growth Opportunities                    222,527       685,481          (462,954)
Putnam Health Sciences                          65,086     1,241,631        (1,176,545)
Putnam High Yield                               84,305     1,159,140        (1,074,835)
Putnam Income                                  164,133     1,836,766        (1,672,633)
Putnam International Growth and Income         277,357       970,121          (692,764)
Putnam International Equity                    210,465     1,396,905        (1,186,440)
Putnam International New Opportunities         506,334       693,228          (186,894)
Putnam Investors                               184,471     3,223,727        (3,039,256)
Putnam Money Market                         34,879,477    32,258,827         2,620,650
Putnam New Opportunities                        88,050     3,043,647        (2,955,597)
Putnam New Value                                85,834     1,612,100        (1,526,266)
Putnam OTC & Emerging Growth                   738,380     1,168,307          (429,927)
Putnam Research                                 40,324       655,537          (615,213)
Putnam Small Cap Value                          95,375     1,485,778        (1,390,403)
Putnam The George Putnam Fund of Boston        149,146     2,426,555        (2,277,409)
Putnam Utilities Growth and Income             166,054       990,044          (823,990)
Putnam Vista                                    89,018     1,489,713        (1,400,695)
Putnam Voyager                                  81,632     3,003,637        (2,922,005)
Putnam Discovery Growth                        476,773       393,259            83,514
Putnam Capital Opportunities                   161,741       262,711          (100,970)
Putnam Equity Income                           449,628       574,513          (124,885)
Legg Mason Partners Variable Capital and
 Income Portfolio                               10,084        74,999           (64,915)
Legg Mason Partners Variable Fundamental
 Value Portfolio                               102,599       672,641          (570,042)
Legg Mason Partners Variable Global High
 Yield Bond Portfolio                               --         6,235            (6,235)
Legg Mason Partners Variable Investors
 Portfolio                                      13,166        89,424           (76,258)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
 2008  Lowest contract charges                 280    $10.622093            $2,969
    Highest contract charges                   825      9.759271             8,052
    Remaining contract charges           1,051,003            --        10,979,774
 2007  Lowest contract charges                 280     18.756747             5,261
    Highest contract charges                   826     17.494560            14,454
    Remaining contract charges           1,438,078            --        26,612,847
 2006  Lowest contract charges                 281     18.621027             5,238
    Highest contract charges                   811     17.604062            14,274
    Remaining contract charges           1,696,988            --        31,264,697
 2005  Lowest contract charges                 314     16.337546             5,131
    Highest contract charges                 1,376     15.686536            21,591
    Remaining contract charges           1,739,377            --        28,209,480
 2004  Lowest contract charges               1,448     14.727688            21,323
    Highest contract charges                   829     14.311135            11,864
    Remaining contract charges           1,252,069            --        18,277,260
PUTNAM VT AMERICAN GOVERNMENT INCOME
 2008  Lowest contract charges               1,839     14.440840            26,553
    Highest contract charges                 2,903     12.010796            34,872
    Remaining contract charges           3,376,943            --        46,542,472
 2007  Lowest contract charges               2,104     14.500800            30,507
    Highest contract charges                10,151     12.879779           130,746
    Remaining contract charges           2,982,414            --        41,551,935
 2006  Lowest contract charges              21,762     13.475700           293,259
    Highest contract charges                 9,898     12.143961           120,202
    Remaining contract charges           3,562,012            --        46,394,557
 2005  Lowest contract charges              88,032     13.143557         1,157,052
    Highest contract charges                11,531     12.020844           138,608
    Remaining contract charges           4,638,806            --        59,214,778
 2004  Lowest contract charges              60,943     13.053452           795,514
    Highest contract charges                11,785     12.118004           142,814
    Remaining contract charges           6,072,267            --        77,385,408

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT MID CAP VALUE
 2008  Lowest contract charges             0.95%          0.41%          (43.37)%
    Highest contract charges               2.46%          0.41%          (44.22)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.94%          1.38%            0.73%
    Highest contract charges               2.44%          1.39%           (0.77)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%          0.23%           13.98%
    Highest contract charges               2.51%          0.24%           12.22%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.94%          0.28%           10.93%
    Highest contract charges               2.46%            --             9.61%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.95%            --            14.65%
    Highest contract charges               2.41%            --            12.65%
    Remaining contract charges               --             --               --
PUTNAM VT AMERICAN GOVERNMENT INCOME
 2008  Lowest contract charges             0.95%          4.67%           (0.41)%
    Highest contract charges               2.17%            --            (1.88)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.95%          7.13%            7.61%
    Highest contract charges               2.14%          4.83%            6.06%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.96%          8.60%            2.53%
    Highest contract charges               2.15%          4.57%            1.02%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.95%          3.17%            0.69%
    Highest contract charges               2.15%          3.24%           (0.80)%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.95%          4.12%            1.88%
    Highest contract charges               2.15%          3.55%            0.48%
    Remaining contract charges               --             --               --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
 2008  Lowest contract charges               3,273     $5.975688           $19,559
    Highest contract charges                 1,370      5.213524             7,144
    Remaining contract charges             818,619            --         4,680,890
 2007  Lowest contract charges               5,323      9.775127            52,035
    Highest contract charges                   548      8.694537             4,762
    Remaining contract charges           1,031,114            --         9,697,342
 2006  Lowest contract charges               8,597     10.581038            90,963
    Highest contract charges                   571      9.575555             5,470
    Remaining contract charges           1,357,122            --        13,899,208
 2005  Lowest contract charges              10,598      9.485818           100,533
    Highest contract charges                   592      8.736567             5,176
    Remaining contract charges           1,537,526            --        14,192,583
 2004  Lowest contract charges               7,158      8.851955            63,362
    Highest contract charges                   615      8.299424             5,102
    Remaining contract charges           1,511,861            --        13,089,447
PUTNAM VT DIVERSIFIED INCOME
 2008  Lowest contract charges                  60     15.113266               907
    Highest contract charges                 2,607      9.394683            24,488
    Remaining contract charges           5,176,975            --        64,772,267
 2007  Lowest contract charges                  60     21.989761             1,320
    Highest contract charges                 1,499     13.916279            20,857
    Remaining contract charges           6,988,457            --       128,378,917
 2006  Lowest contract charges                  60     21.189720             1,272
    Highest contract charges                 1,500     13.695602            20,540
    Remaining contract charges           8,521,645            --       152,586,955
 2005  Lowest contract charges                  60     19.956741             1,198
    Highest contract charges                 1,501     13.204279            19,815
    Remaining contract charges          10,489,922            --       178,896,268
 2004  Lowest contract charges                  60     19.400938             1,164
    Highest contract charges                 1,765     13.131361            23,176
    Remaining contract charges          12,362,133            --       207,624,510

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
 2008  Lowest contract charges             0.95%          0.95%          (38.87)%
    Highest contract charges               2.44%            --           (39.92)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.95%          0.50%           (7.62)%
    Highest contract charges               2.44%          0.14%           (9.20)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%          0.38%           11.55%
    Highest contract charges               2.45%          0.10%            9.60%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.95%          0.70%            7.16%
    Highest contract charges               2.44%          0.44%            5.27%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.95%            --            13.93%
    Highest contract charges               2.44%            --            11.93%
    Remaining contract charges               --             --               --
PUTNAM VT DIVERSIFIED INCOME
 2008  Lowest contract charges             0.49%          6.18%          (31.27)%
    Highest contract charges               2.45%          5.08%          (32.49)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.52%          4.95%            3.78%
    Highest contract charges               2.44%          4.84%            1.61%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.41%          5.78%            6.18%
    Highest contract charges               2.45%          5.63%            3.72%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.32%          7.30%            2.87%
    Highest contract charges               2.44%          7.18%            0.56%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.34%          9.17%            9.14%
    Highest contract charges               2.42%            --             6.56%
    Remaining contract charges               --             --               --

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 2008  Lowest contract charges                  69    $17.915831            $1,228
    Highest contract charges                 1,761      7.296212            12,845
    Remaining contract charges           2,631,321            --        63,110,008
 2007  Lowest contract charges                  69     26.911657             1,844
    Highest contract charges                 1,761     11.214274            19,751
    Remaining contract charges           3,194,430            --       117,896,851
 2006  Lowest contract charges                  69     26.191229             1,795
    Highest contract charges                 1,761     11.164279            19,667
    Remaining contract charges           3,789,253            --       138,004,876
 2005  Lowest contract charges                  69     23.263179             1,594
    Highest contract charges                 2,551     10.127533            25,838
    Remaining contract charges           4,572,596            --       147,033,123
 2004  Lowest contract charges                  69     21.787743             1,493
    Highest contract charges                 1,762      9.711899            17,117
    Remaining contract charges           5,115,136            --       158,682,030
PUTNAM VT GLOBAL EQUITY
 2008  Lowest contract charges                  50     14.732350               741
    Highest contract charges                   579      3.495583             2,022
    Remaining contract charges           5,327,572            --        85,354,154
 2007  Lowest contract charges                  50     27.011466             1,358
    Highest contract charges                 4,305      8.748564            37,664
    Remaining contract charges           6,792,299            --       201,194,974
 2006  Lowest contract charges                  50     24.797325             1,247
    Highest contract charges                 1,748      8.227670            14,379
    Remaining contract charges           8,016,894            --       220,642,792
 2005  Lowest contract charges                 512     20.158520            10,313
    Highest contract charges                   979      6.869325             6,722
    Remaining contract charges           9,773,639            --       221,494,071
 2004  Lowest contract charges                 512     18.552754             9,491
    Highest contract charges                   979      6.464890             6,326
    Remaining contract charges          11,659,384            --       245,910,553

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 2008  Lowest contract charges             0.42%          4.05%          (33.43)%
    Highest contract charges               2.45%          3.78%          (34.94)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.39%          0.70%            2.75%
    Highest contract charges               2.44%          0.50%            0.45%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.41%          2.85%           12.59%
    Highest contract charges               2.45%          2.67%           10.13%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.44%          1.36%            6.77%
    Highest contract charges               2.47%            --             4.28%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%          4.52%            8.82%
    Highest contract charges               2.43%            --             6.47%
    Remaining contract charges               --             --               --
PUTNAM VT GLOBAL EQUITY
 2008  Lowest contract charges             0.40%          2.76%          (45.46)%
    Highest contract charges               2.31%          3.19%          (46.59)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.49%          2.21%            8.93%
    Highest contract charges               2.48%          1.19%            6.33%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.39%          1.30%           23.01%
    Highest contract charges               2.47%            --            20.18%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.40%          1.01%            8.66%
    Highest contract charges               2.34%          0.78%            6.26%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%          2.19%           13.48%
    Highest contract charges               2.34%          2.00%           11.04%
    Remaining contract charges               --             --               --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 2008  Lowest contract charges                 198    $19.539109            $3,864
    Highest contract charges                17,101      6.636242           113,485
    Remaining contract charges          16,228,521            --       528,947,293
 2007  Lowest contract charges                 198     31.932825             6,316
    Highest contract charges                20,177     11.099975           223,962
    Remaining contract charges          21,061,730            --     1,133,440,206
 2006  Lowest contract charges                 198     34.032792             6,740
    Highest contract charges                18,611     12.112525           225,433
    Remaining contract charges          26,531,341            --     1,527,205,349
 2005  Lowest contract charges                 788     29.407328            23,187
    Highest contract charges                21,283     10.714366           228,038
    Remaining contract charges          33,366,087            --     1,677,340,119
 2004  Lowest contract charges                 789     27.986340            22,077
    Highest contract charges                13,271     10.439750           138,551
    Remaining contract charges          40,788,526            --     1,977,120,115
PUTNAM VT GROWTH OPPORTUNITIES
 2008  Lowest contract charges                 865      3.251593             2,812
    Highest contract charges                   293      2.932037               859
    Remaining contract charges           1,488,752            --         4,545,994
 2007  Lowest contract charges                 867      5.263646             4,562
    Highest contract charges                   294      4.821890             1,417
    Remaining contract charges           1,840,132            --         9,168,341
 2006  Lowest contract charges                 868      5.021486             4,358
    Highest contract charges                   295      4.688135             1,381
    Remaining contract charges           2,303,084            --        11,055,028
 2005  Lowest contract charges               1,024      4.661652             4,776
    Highest contract charges                   295      4.425844             1,306
    Remaining contract charges           2,834,059            --        12,726,311
 2004  Lowest contract charges               1,027      4.510283             4,633
    Highest contract charges                   296      4.356688             1,289
    Remaining contract charges           3,557,316            --        15,552,374

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT GROWTH AND INCOME
 2008  Lowest contract charges             0.40%          2.52%          (38.81)%
    Highest contract charges               2.51%          2.20%          (40.21)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.41%          1.53%           (6.17)%
    Highest contract charges               2.49%          1.25%           (8.36)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.40%          3.27%           15.73%
    Highest contract charges               2.50%          1.61%           13.05%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.40%          1.76%            5.08%
    Highest contract charges               2.49%          1.31%            2.63%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%          1.75%           10.92%
    Highest contract charges               2.45%            --             8.37%
    Remaining contract charges               --             --               --
PUTNAM VT GROWTH OPPORTUNITIES
 2008  Lowest contract charges             0.96%            --           (38.23)%
    Highest contract charges               2.46%            --           (39.19)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.96%          0.31%            4.82%
    Highest contract charges               2.44%          0.06%            2.85%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.97%          0.36%            7.72%
    Highest contract charges               2.44%          0.06%            5.93%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.96%          0.88%            3.36%
    Highest contract charges               2.45%          1.07%            1.59%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.96%          0.13%            1.11%
    Highest contract charges               2.35%            --            (0.72)%
    Remaining contract charges               --             --               --

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
 2008  Lowest contract charges               5,055    $10.960856           $55,406
    Highest contract charges                   501      6.612183             3,315
    Remaining contract charges           2,384,833            --        23,626,836
 2007  Lowest contract charges               5,005     13.315442            66,645
    Highest contract charges                   544      8.171512             4,446
    Remaining contract charges           3,080,467            --        37,256,351
 2006  Lowest contract charges              10,479     13.491720           141,381
    Highest contract charges                   567      8.424727             4,781
    Remaining contract charges           4,251,515            --        52,363,473
 2005  Lowest contract charges              13,489     13.215507           178,261
    Highest contract charges                   589      8.399170             4,943
    Remaining contract charges           5,879,997            --        71,327,049
 2004  Lowest contract charges               8,092     11.755249            95,122
    Highest contract charges                   611      7.603954             4,644
    Remaining contract charges           6,872,971            --        74,551,790
PUTNAM VT HIGH YIELD
 2008  Lowest contract charges                  66     16.683513             1,096
    Highest contract charges                   409      9.820305             4,020
    Remaining contract charges           2,656,141            --        65,751,398
 2007  Lowest contract charges                  66     22.638509             1,487
    Highest contract charges                   477     13.612628             6,490
    Remaining contract charges           3,363,379            --       113,783,064
 2006  Lowest contract charges                  66     22.001466             1,445
    Highest contract charges                   467     13.571050             6,334
    Remaining contract charges           4,438,224            --       146,729,016
 2005  Lowest contract charges                  66     19.972627             1,312
    Highest contract charges                   521     12.583377             6,557
    Remaining contract charges           5,622,372            --       170,690,786
 2004  Lowest contract charges                  66     19.380895             1,273
    Highest contract charges                   511     12.508249             6,390
    Remaining contract charges           7,339,910            --       217,682,865

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT HEALTH SCIENCES
 2008  Lowest contract charges             0.95%            --           (17.68)%
    Highest contract charges               2.45%            --           (19.08)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.95%          1.32%           (1.31)%
    Highest contract charges               2.44%          0.79%           (3.01)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%          0.50%            2.09%
    Highest contract charges               2.45%          0.30%            0.30%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.95%          0.27%           12.42%
    Highest contract charges               2.44%          0.06%           10.46%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.95%          0.37%            6.29%
    Highest contract charges               2.44%            --            (4.53)%
    Remaining contract charges               --             --               --
PUTNAM VT HIGH YIELD
 2008  Lowest contract charges             0.44%          9.51%          (26.31)%
    Highest contract charges               2.46%         10.26%          (27.86)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.45%          7.78%            2.90%
    Highest contract charges               2.44%          7.61%            0.31%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.49%          7.67%           10.16%
    Highest contract charges               2.45%          8.02%            7.85%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.52%          8.14%            3.05%
    Highest contract charges               2.45%          7.97%            0.60%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.38%          8.29%           10.55%
    Highest contract charges               2.42%            --             7.87%
    Remaining contract charges               --             --               --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT INCOME
 2008  Lowest contract charges                  28    $16.012576              $449
    Highest contract charges                 4,666      9.179436            42,832
    Remaining contract charges           5,825,809            --       118,053,142
 2007  Lowest contract charges                  28     21.093536               592
    Highest contract charges                 6,055     12.365943            74,880
    Remaining contract charges           7,680,851            --       206,828,688
 2006  Lowest contract charges                  28     20.083996               563
    Highest contract charges                 5,749     12.043449            69,240
    Remaining contract charges           9,353,790            --       243,348,911
 2005  Lowest contract charges                  28     19.236237               540
    Highest contract charges                 5,938     11.808337            70,113
    Remaining contract charges          11,724,337            --       297,629,132
 2004  Lowest contract charges                  28     18.824300               528
    Highest contract charges                 5,609     11.822229            66,310
    Remaining contract charges          13,779,765            --       349,529,245
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME
 2008  Lowest contract charges                 143     15.590846             2,231
    Highest contract charges                 3,252      8.560167            27,841
    Remaining contract charges           3,337,737            --        44,512,616
 2007  Lowest contract charges                 143     28.905911             4,136
    Highest contract charges                 1,820     16.220138            29,519
    Remaining contract charges           4,523,936            --       113,700,771
 2006  Lowest contract charges                 143     27.049384             3,878
    Highest contract charges                 2,172     15.541727            33,751
    Remaining contract charges           5,216,348            --       124,310,106
 2005  Lowest contract charges                 144     21.278858             3,058
    Highest contract charges                 2,169     12.525106            27,165
    Remaining contract charges           5,458,243            --       103,854,914
 2004  Lowest contract charges                 144     18.685651             2,692
    Highest contract charges                 1,537     11.255104            17,305
    Remaining contract charges           5,778,437            --        97,818,645

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT INCOME
 2008  Lowest contract charges             0.20%          7.05%          (24.09)%
    Highest contract charges               2.46%          7.40%          (25.77)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.20%          5.27%            5.03%
    Highest contract charges               2.44%          5.00%            2.68%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.20%          4.47%            4.41%
    Highest contract charges               2.45%          4.34%            1.99%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.20%          3.39%            2.19%
    Highest contract charges               2.44%          3.29%           (0.12)%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.21%          4.17%            4.30%
    Highest contract charges               2.41%            --             1.91%
    Remaining contract charges               --             --               --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME
 2008  Lowest contract charges             0.41%          2.18%          (46.06)%
    Highest contract charges               2.45%          1.86%          (47.33)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.42%          1.88%            6.86%
    Highest contract charges               2.50%          1.62%            4.37%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.38%          1.36%           27.12%
    Highest contract charges               2.50%          1.18%           24.09%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.39%          1.02%           13.88%
    Highest contract charges               2.51%            --            11.28%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.44%          1.42%           20.83%
    Highest contract charges               2.47%            --            18.00%
    Remaining contract charges               --             --               --

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 2008  Lowest contract charges              39,169     $9.504233          $372,270
    Highest contract charges                 4,784      7.234579            34,608
    Remaining contract charges           4,529,428            --        60,196,583
 2007  Lowest contract charges              40,845     17.085639           697,870
    Highest contract charges                 5,002     13.235183            66,199
    Remaining contract charges           5,850,300            --       142,084,934
 2006  Lowest contract charges              37,797     15.881238           600,262
    Highest contract charges                 3,658     12.522501            45,815
    Remaining contract charges           7,041,132            --       160,689,952
 2005  Lowest contract charges              50,879     12.521365           637,069
    Highest contract charges                 1,592     10.052848            15,999
    Remaining contract charges           8,095,761            --       146,413,591
 2004  Lowest contract charges              45,026     11.240876           506,137
    Highest contract charges                 1,760      9.186741            16,170
    Remaining contract charges           9,383,964            --       154,735,401
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES
 2008  Lowest contract charges                 836     12.644110            10,574
    Highest contract charges                   565      6.663483             3,763
    Remaining contract charges           2,077,826            --        22,468,534
 2007  Lowest contract charges                 836     22.026583            18,420
    Highest contract charges                 3,358     11.878566            39,884
    Remaining contract charges           2,940,089            --        56,198,828
 2006  Lowest contract charges                 836     19.480755            16,291
    Highest contract charges                 3,395     10.757886            36,520
    Remaining contract charges           3,126,946            --        53,375,228
 2005  Lowest contract charges                 836     15.470875            12,938
    Highest contract charges                 1,232      8.744978            10,777
    Remaining contract charges           3,330,599            --        45,827,823
 2004  Lowest contract charges                 836     13.092047            10,948
    Highest contract charges                 4,639      4.582055            21,258
    Remaining contract charges           3,240,197            --        38,263,759

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 2008  Lowest contract charges             0.95%          2.51%          (44.37)%
    Highest contract charges               2.51%          2.10%          (45.34)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.95%          2.87%            7.58%
    Highest contract charges               2.48%          2.30%            5.69%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%          0.93%           26.83%
    Highest contract charges               2.50%          0.37%           24.57%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.95%          1.58%           11.39%
    Highest contract charges               2.55%            --             9.43%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.95%          1.65%           15.39%
    Highest contract charges               2.47%            --            13.33%
    Remaining contract charges               --             --               --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES
 2008  Lowest contract charges             0.40%          1.87%          (42.60)%
    Highest contract charges               2.51%          1.77%          (43.90)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.40%          1.05%           13.07%
    Highest contract charges               2.49%          0.85%           10.42%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.40%          1.50%           25.92%
    Highest contract charges               2.48%          0.61%           23.02%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.40%          0.87%           18.17%
    Highest contract charges               2.45%            --            15.44%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%          1.20%           13.17%
    Highest contract charges               2.13%          0.14%           10.94%
    Remaining contract charges               --             --               --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT INVESTORS
 2008  Lowest contract charges               3,119     $5.520707           $17,221
    Highest contract charges                 2,423      4.299982            10,420
    Remaining contract charges           7,065,567            --        42,781,044
 2007  Lowest contract charges               8,293      9.203441            76,324
    Highest contract charges                 2,374      7.289828            17,306
    Remaining contract charges           9,675,999            --        97,694,132
 2006  Lowest contract charges              10,583      9.770554           103,399
    Highest contract charges                10,117      7.877671            79,704
    Remaining contract charges          12,705,222            --       137,401,502
 2005  Lowest contract charges              16,628      8.634611           143,574
    Highest contract charges                10,253      7.085782            72,647
    Remaining contract charges          15,911,713            --       153,842,345
 2004  Lowest contract charges              18,507      7.995115           147,966
    Highest contract charges                 1,712      6.670482            11,420
    Remaining contract charges          18,642,689            --       168,433,132
PUTNAM VT MONEY MARKET
 2008  Lowest contract charges                 302      1.642425               496
    Highest contract charges                27,231      1.018279            27,728
    Remaining contract charges          71,124,460            --       126,039,387
 2007  Lowest contract charges                 302      1.603696               484
    Highest contract charges                29,967      1.019909            30,564
    Remaining contract charges          61,880,572            --       110,955,270
 2006  Lowest contract charges                 302      1.532364               463
    Highest contract charges                28,403      0.997267            28,326
    Remaining contract charges          59,261,486            --       103,011,993
 2005  Lowest contract charges                 302      1.470407               444
    Highest contract charges                30,846      0.979257            30,206
    Remaining contract charges          64,744,475            --       108,838,929
 2004  Lowest contract charges                 302      1.436275               434
    Highest contract charges                29,133      0.978797            28,515
    Remaining contract charges          78,820,667            --       130,689,380

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT INVESTORS
 2008  Lowest contract charges             0.96%          0.80%          (40.02)%
    Highest contract charges               2.46%          0.25%          (41.01)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.95%          0.58%           (5.80)%
    Highest contract charges               2.46%          0.21%           (7.46)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%          0.83%           13.16%
    Highest contract charges               2.45%          0.40%           11.18%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.95%          1.21%            8.00%
    Highest contract charges               2.44%          1.00%            6.23%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.95%          0.64%           12.00%
    Highest contract charges               2.47%            --             9.86%
    Remaining contract charges               --             --               --
PUTNAM VT MONEY MARKET
 2008  Lowest contract charges             0.22%          2.75%            2.42%
    Highest contract charges               2.55%          2.33%            0.04%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.23%          4.86%            4.66%
    Highest contract charges               2.44%          4.67%            2.27%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.24%          4.53%            4.21%
    Highest contract charges               2.45%          4.25%            1.84%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.24%          2.72%            2.38%
    Highest contract charges               2.44%          2.49%            0.05%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%          0.95%            0.51%
    Highest contract charges               2.42%          1.17%           (1.78)%
    Remaining contract charges               --             --               --

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
 2008  Lowest contract charges                 253    $18.896193            $4,777
    Highest contract charges                 2,153      3.526872             7,594
    Remaining contract charges           8,382,633            --       117,390,807
 2007  Lowest contract charges                 253     30.908037             7,814
    Highest contract charges                 2,208      5.900851            13,028
    Remaining contract charges          10,756,244            --       246,358,603
 2006  Lowest contract charges                 253     29.270152             7,411
    Highest contract charges                 2,360      5.719030            13,493
    Remaining contract charges          13,711,689            --       302,662,014
 2005  Lowest contract charges                 254     27.004559             6,850
    Highest contract charges                 2,422      5.398823            13,077
    Remaining contract charges          17,062,629            --       354,406,565
 2004  Lowest contract charges                 254     24.575552             6,247
    Highest contract charges                 1,131      5.027090             5,685
    Remaining contract charges          21,079,952            --       405,895,571
PUTNAM VT NEW VALUE
 2008  Lowest contract charges                 744     12.858324             9,567
    Highest contract charges                44,529      7.932938           353,245
    Remaining contract charges           3,724,907            --        42,053,203
 2007  Lowest contract charges                 744     23.301713            17,336
    Highest contract charges                48,265     14.724732           710,687
    Remaining contract charges           5,141,598            --       106,415,290
 2006  Lowest contract charges                 744     24.527636            18,249
    Highest contract charges                47,085     15.873638           747,408
    Remaining contract charges           6,669,044            --       146,798,146
 2005  Lowest contract charges                 744     21.176994            15,756
    Highest contract charges                47,224     14.028905           662,505
    Remaining contract charges           8,374,542            --       160,716,660
 2004  Lowest contract charges                 744     20.032842            14,904
    Highest contract charges                44,784     13.583544           608,328
    Remaining contract charges           9,367,837            --       172,082,872

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
 2008  Lowest contract charges             0.40%          0.30%          (38.86)%
    Highest contract charges               2.46%            --           (40.23)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.39%          0.16%            5.60%
    Highest contract charges               2.44%            --             3.18%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.41%          0.17%            8.39%
    Highest contract charges               2.45%            --             5.93%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.40%          0.36%            9.88%
    Highest contract charges               2.44%          0.11%            7.39%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%            --            10.13%
    Highest contract charges               2.47%            --             7.59%
    Remaining contract charges               --             --               --
PUTNAM VT NEW VALUE
 2008  Lowest contract charges             0.40%          2.24%          (44.82)%
    Highest contract charges               2.51%          1.91%          (46.13)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.40%          1.31%           (5.00)%
    Highest contract charges               2.49%          1.10%           (7.24)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.40%          1.24%           15.82%
    Highest contract charges               2.50%          1.05%           13.15%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.40%          1.05%            5.71%
    Highest contract charges               2.49%          0.97%            3.28%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%            --            15.31%
    Highest contract charges               2.45%            --            12.58%
    Remaining contract charges               --             --               --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
 2008  Lowest contract charges                  30     $3.973049              $118
    Highest contract charges                 1,517      2.308377             3,501
    Remaining contract charges           2,060,625            --         7,410,176
 2007  Lowest contract charges                  32      7.380758               234
    Highest contract charges                 2,008      4.355489             8,744
    Remaining contract charges           2,857,292            --        19,212,497
 2006  Lowest contract charges                  34      6.612150               227
    Highest contract charges                 2,512      3.982062            10,000
    Remaining contract charges           3,286,713            --        20,394,652
 2005  Lowest contract charges                  34      5.938693               204
    Highest contract charges                 2,755      3.626916             9,991
    Remaining contract charges           4,033,527            --        22,615,155
 2004  Lowest contract charges                  36      5.558477               199
    Highest contract charges                 2,755      3.442539             9,484
    Remaining contract charges           5,175,688            --        27,495,465
PUTNAM VT RESEARCH
 2008  Lowest contract charges               9,913      6.688187            66,303
    Highest contract charges                 3,875      5.081345            19,688
    Remaining contract charges           1,553,613            --        12,430,256
 2007  Lowest contract charges               9,893     10.965040           108,474
    Highest contract charges                 3,702      8.473957            31,373
    Remaining contract charges           2,018,253            --        26,705,071
 2006  Lowest contract charges               9,908     10.978838           108,775
    Highest contract charges                10,376      8.635873            89,612
    Remaining contract charges           2,626,777            --        35,293,451
 2005  Lowest contract charges              11,550      9.929116           114,684
    Highest contract charges                10,611      7.950676            84,366
    Remaining contract charges           3,415,663            --        41,787,013
 2004  Lowest contract charges              11,154      9.523152           106,218
    Highest contract charges                   727      7.755126             5,634
    Remaining contract charges           4,052,203            --        47,980,057

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
 2008  Lowest contract charges             0.34%            --           (46.17)%
    Highest contract charges               2.50%            --           (47.00)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             1.10%            --            11.62%
    Highest contract charges               2.49%            --             9.91%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.47%            --            11.34%
    Highest contract charges               2.35%            --             9.79%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.31%            --             6.84%
    Highest contract charges               2.34%            --             5.36%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.33%            --             7.50%
    Highest contract charges               2.35%            --             6.01%
    Remaining contract charges               --             --               --
PUTNAM VT RESEARCH
 2008  Lowest contract charges             0.95%          1.36%          (39.00)%
    Highest contract charges               2.45%          1.00%          (40.04)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.95%          0.65%           (0.13)%
    Highest contract charges               2.46%          0.31%           (1.88)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%          0.76%           10.57%
    Highest contract charges               2.45%          0.54%            8.62%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.95%          1.07%            4.26%
    Highest contract charges               2.44%          0.83%            2.52%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.95%          0.17%            6.77%
    Highest contract charges               2.46%            --             4.91%
    Remaining contract charges               --             --               --

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 2008  Lowest contract charges               1,087    $15.336718           $16,670
    Highest contract charges                10,629     11.356564           120,704
    Remaining contract charges           2,228,912            --        30,751,602
 2007  Lowest contract charges               1,087     25.338373            27,541
    Highest contract charges                12,358     19.203583           237,315
    Remaining contract charges           3,182,197            --        73,425,489
 2006  Lowest contract charges               1,087     29.067969            31,595
    Highest contract charges                12,668     22.559466           285,799
    Remaining contract charges           4,572,290            --       122,414,555
 2005  Lowest contract charges               1,087     24.821902            26,980
    Highest contract charges                11,053     19.720038           217,956
    Remaining contract charges           5,741,087            --       132,777,806
 2004  Lowest contract charges               1,087     23.226397            25,245
    Highest contract charges                11,984     18.890720           226,381
    Remaining contract charges           7,314,014            --       160,078,844
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges               1,102      8.479938             9,346
    Highest contract charges                 2,591      7.104520            18,405
    Remaining contract charges           4,757,520            --        38,219,793
 2007  Lowest contract charges               1,106     14.380828            15,904
    Highest contract charges                 2,649     12.282903            32,532
    Remaining contract charges           6,816,732            --        93,332,456
 2006  Lowest contract charges               1,902     14.354043            27,296
    Highest contract charges                 2,673     12.468638            33,335
    Remaining contract charges           9,093,321            --       124,885,589
 2005  Lowest contract charges               1,949     12.912191            25,168
    Highest contract charges                 2,793     11.416830            31,882
    Remaining contract charges          11,738,519            --       145,740,171
 2004  Lowest contract charges               2,003     12.508005            25,057
    Highest contract charges                 3,902     11.250035            43,901
    Remaining contract charges          13,879,757            --       167,724,067

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT SMALL CAP VALUE
 2008  Lowest contract charges             0.40%          1.91%          (39.47)%
    Highest contract charges               2.51%          1.50%          (40.86)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.40%          0.77%          (12.83)%
    Highest contract charges               2.50%          0.57%          (14.88)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.40%          0.51%           17.11%
    Highest contract charges               2.50%          0.30%           14.40%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.40%          0.37%            6.87%
    Highest contract charges               2.49%          0.20%            4.39%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%          0.40%           26.04%
    Highest contract charges               2.46%            --            23.10%
    Remaining contract charges               --             --               --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges             0.95%          4.90%          (41.03)%
    Highest contract charges               2.46%          4.67%          (42.16)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.95%          3.14%            0.19%
    Highest contract charges               2.44%          2.70%           (1.49)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%          2.62%           11.17%
    Highest contract charges               2.45%          2.44%            9.21%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.95%          2.19%            3.23%
    Highest contract charges               2.44%          2.02%            1.48%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.95%          2.10%            7.45%
    Highest contract charges               2.42%            --             5.59%
    Remaining contract charges               --             --               --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME
 2008  Lowest contract charges                  24    $26.232521              $638
    Highest contract charges                 4,955      8.913486            44,170
    Remaining contract charges           3,712,628            --        89,745,408
 2007  Lowest contract charges                  24     37.802907               919
    Highest contract charges                 4,972     13.128762            65,272
    Remaining contract charges           4,717,838            --       165,618,206
 2006  Lowest contract charges                  24     31.564092               768
    Highest contract charges                 6,181     11.205826            69,260
    Remaining contract charges           5,540,619            --       163,953,765
 2005  Lowest contract charges                  24     24.892511               605
    Highest contract charges                 6,292      9.030912            56,819
    Remaining contract charges           6,922,375            --       162,667,332
 2004  Lowest contract charges                  24     22.940553               558
    Highest contract charges                 6,292      8.515380            53,576
    Remaining contract charges           7,976,143            --       174,607,982
PUTNAM VT VISTA
 2008  Lowest contract charges              29,010      6.085667           176,545
    Highest contract charges                 5,525      3.451830            19,072
    Remaining contract charges           3,182,574            --        27,161,863
 2007  Lowest contract charges              15,597     11.254275           175,532
    Highest contract charges                 1,049      6.512782             6,834
    Remaining contract charges           4,197,821            --        66,593,125
 2006  Lowest contract charges              13,793     10.916573           150,571
    Highest contract charges                 1,123      6.429401             7,225
    Remaining contract charges           5,600,246            --        86,715,170
 2005  Lowest contract charges               1,241     17.250467            21,407
    Highest contract charges                 1,117      6.248255             6,979
    Remaining contract charges           7,150,562            --       107,154,042
 2004  Lowest contract charges               1,243     15.397890            19,139
    Highest contract charges                 1,015      5.706667             5,791
    Remaining contract charges           8,532,461            --       115,955,732

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME
 2008  Lowest contract charges             0.37%          2.43%          (30.61)%
    Highest contract charges               2.35%          2.15%          (32.11)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.42%          1.86%           19.77%
    Highest contract charges               2.34%          1.81%           17.16%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.22%          3.06%           26.80%
    Highest contract charges               2.35%          2.85%           24.08%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.19%          2.08%            8.51%
    Highest contract charges               2.34%          1.88%            6.05%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.22%          2.38%           21.38%
    Highest contract charges               2.35%          2.12%           18.78%
    Remaining contract charges               --             --               --
PUTNAM VT VISTA
 2008  Lowest contract charges             0.95%            --           (45.93)%
    Highest contract charges               2.47%            --           (46.89)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.95%            --             3.09%
    Highest contract charges               2.44%            --             1.30%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%            --             4.72%
    Highest contract charges               2.45%            --             2.90%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.40%            --            12.03%
    Highest contract charges               2.45%            --             9.49%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%            --            18.43%
    Highest contract charges               2.47%            --            15.68%
    Remaining contract charges               --             --               --

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT VOYAGER
 2008  Lowest contract charges                 183    $19.735262            $3,609
    Highest contract charges                10,965      4.155468            45,567
    Remaining contract charges           8,289,268            --       264,133,136
 2007  Lowest contract charges                 183     31.387577             5,739
    Highest contract charges                10,965      6.766742            74,200
    Remaining contract charges          10,494,146            --       534,618,407
 2006  Lowest contract charges                 184     29.789395             5,477
    Highest contract charges                10,965      6.575081            72,096
    Remaining contract charges          13,416,150            --       659,800,849
 2005  Lowest contract charges               1,270     28.294845            35,941
    Highest contract charges                11,616      6.394015            74,272
    Remaining contract charges          16,979,483            --       808,618,542
 2004  Lowest contract charges               1,271     26.816148            34,094
    Highest contract charges                12,085      6.202743            74,961
    Remaining contract charges          20,992,470            --       971,925,579
PUTNAM VT DISCOVERY GROWTH
 2008  Lowest contract charges               6,058      3.845590            23,298
    Highest contract charges                 3,337      3.386172            11,300
    Remaining contract charges             872,205            --         3,208,872
 2007  Lowest contract charges               8,570      6.809903            58,362
    Highest contract charges                 3,263      6.110869            19,941
    Remaining contract charges           1,138,454            --         7,467,886
 2006  Lowest contract charges               8,571      6.221582            53,326
    Highest contract charges                 3,413      5.668226            19,345
    Remaining contract charges           1,054,789            --         6,342,214
 2005  Lowest contract charges               8,572      5.643475            48,377
    Highest contract charges                 9,376      5.222078            48,961
    Remaining contract charges           1,250,006            --         6,858,232
 2004  Lowest contract charges               8,647      5.296388            45,798
    Highest contract charges                 3,283      4.982603            16,356
    Remaining contract charges           1,663,030            --         8,614,698

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT VOYAGER
 2008  Lowest contract charges             0.39%          0.29%          (37.12)%
    Highest contract charges               2.51%            --           (38.59)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.39%          0.03%            5.37%
    Highest contract charges               2.49%            --             2.92%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.40%          0.77%            5.28%
    Highest contract charges               2.50%          0.11%            2.83%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.40%          0.91%            5.51%
    Highest contract charges               2.50%          0.67%            3.08%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.40%          0.49%            4.92%
    Highest contract charges               2.46%            --             2.44%
    Remaining contract charges               --             --               --
PUTNAM VT DISCOVERY GROWTH
 2008  Lowest contract charges             0.96%            --           (43.53)%
    Highest contract charges               2.31%            --           (44.59)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.95%            --             9.46%
    Highest contract charges               2.29%            --             7.81%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%            --            10.24%
    Highest contract charges               2.30%            --             8.54%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.95%            --             6.55%
    Highest contract charges               2.27%            --             4.81%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.95%            --             6.71%
    Highest contract charges               2.30%            --             5.13%
    Remaining contract charges               --             --               --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
 2008  Lowest contract charges                  63    $10.850239              $686
    Highest contract charges                   684      9.968949             6,823
    Remaining contract charges             441,954            --         4,727,098
 2007  Lowest contract charges                  60     16.900331             1,012
    Highest contract charges                   685     15.762954            10,798
    Remaining contract charges             515,431            --         8,606,615
 2006  Lowest contract charges                  58     18.863017             1,087
    Highest contract charges                   812     17.832854            14,497
    Remaining contract charges             616,276            --        11,523,619
 2005  Lowest contract charges                  69     16.528392             1,137
    Highest contract charges                   336     15.869804             5,336
    Remaining contract charges             500,779            --         8,227,454
 2004  Lowest contract charges                 126     15.228131             1,915
    Highest contract charges                   687     14.778449            10,152
    Remaining contract charges             400,183            --         6,038,685
PUTNAM VT EQUITY INCOME
 2008  Lowest contract charges                 124     11.470023             1,424
    Highest contract charges                 1,448     10.538465            15,263
    Remaining contract charges           2,318,262            --        26,180,396
 2007  Lowest contract charges                 128     16.816424             2,156
    Highest contract charges                   931     15.653414            14,579
    Remaining contract charges           2,711,819            --        45,079,549
 2006  Lowest contract charges                 133     16.452427             2,181
    Highest contract charges                 1,449     15.577171            22,580
    Remaining contract charges           2,836,181            --        46,238,746
 2005  Lowest contract charges                 183     13.975903             2,562
    Highest contract charges                 1,450     13.432298            19,479
    Remaining contract charges           2,732,800            --        37,941,466
 2004  Lowest contract charges                 270     13.445017             3,624
    Highest contract charges                 1,451     13.047057            18,928
    Remaining contract charges           2,267,799            --        30,219,617

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
 2008  Lowest contract charges             0.83%          0.44%          (35.80)%
    Highest contract charges               2.46%          0.46%          (36.76)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.83%            --           (10.41)%
    Highest contract charges               2.45%            --           (11.74)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.88%          0.10%           14.13%
    Highest contract charges               2.50%          0.06%           12.37%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.81%            --             8.54%
    Highest contract charges               2.45%            --             7.38%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.98%          1.20%           17.33%
    Highest contract charges               2.42%          0.37%           15.26%
    Remaining contract charges               --             --               --
PUTNAM VT EQUITY INCOME
 2008  Lowest contract charges             0.97%          1.93%          (31.79)%
    Highest contract charges               2.46%          1.93%          (32.81)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.97%          1.33%            2.21%
    Highest contract charges               2.49%          1.35%            0.64%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             0.95%          1.45%           17.72%
    Highest contract charges               2.45%          1.17%           15.97%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             0.92%          0.33%            3.95%
    Highest contract charges               2.44%          0.97%            2.95%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             0.92%            --            11.08%
    Highest contract charges               2.43%            --             9.11%
    Remaining contract charges               --             --               --

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE CAPITAL
 AND INCOME PORTFOLIO
 2008  Lowest contract charges               4,088     $6.420171           $26,244
    Highest contract charges                   266      6.404056             1,704
    Remaining contract charges                  --            --                --
 2007  Lowest contract charges               8,261     10.019402            82,777
    Highest contract charges                   267     10.009280             2,670
    Remaining contract charges                  --            --                --
 2006  Lowest contract charges              71,475      1.334751            95,401
    Highest contract charges                 1,968      1.320766             2,599
    Remaining contract charges                  --            --                --
 2005  Lowest contract charges              95,679      1.202497           115,054
    Highest contract charges                 1,971      1.191681             2,349
    Remaining contract charges                  --            --                --
 2004  Lowest contract charges              79,888      1.180317            94,293
    Highest contract charges                 1,976      1.171456             2,315
    Remaining contract charges                  --            --                --
LEGG MASON PARTNERS VARIABLE
 FUNDAMENTAL VALUE PORTFOLIO
 2008  Lowest contract charges              56,571      6.170510           349,073
    Highest contract charges                 1,158      6.154388             7,125
    Remaining contract charges                  --            --                --
 2007  Lowest contract charges              77,702      9.866295           766,633
    Highest contract charges                 1,160      9.855315            11,435
    Remaining contract charges                  --            --                --
 2006  Lowest contract charges             641,427      1.553472           996,439
    Highest contract charges                 7,477      1.537193            11,494
    Remaining contract charges                  --            --                --
 2005  Lowest contract charges             849,696      1.333798         1,133,324
    Highest contract charges                 7,493      1.321808             9,905
    Remaining contract charges                  --            --                --
 2004  Lowest contract charges             831,850      1.300004         1,081,408
    Highest contract charges                48,439      1.290254            62,500
    Remaining contract charges                  --            --                --

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE CAPITAL
 AND INCOME PORTFOLIO
 2008  Lowest contract charges             1.41%          0.85%          (35.92)%
    Highest contract charges               1.56%          1.09%          (36.02)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             0.94%          1.27%            0.55%
    Highest contract charges               1.04%          1.37%            0.45%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             1.40%          1.78%           11.00%
    Highest contract charges               1.54%          2.17%           10.83%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             1.40%          2.12%            1.88%
    Highest contract charges               1.57%          2.02%            1.73%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             1.41%          1.48%            7.23%
    Highest contract charges               1.55%          1.87%            7.07%
    Remaining contract charges               --             --               --
LEGG MASON PARTNERS VARIABLE
 FUNDAMENTAL VALUE PORTFOLIO
 2008  Lowest contract charges             1.41%          1.66%          (37.46)%
    Highest contract charges               1.55%          1.76%          (37.55)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             1.03%          1.18%           (4.33)%
    Highest contract charges               1.14%          1.32%           (4.43)%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             1.40%          1.27%           16.47%
    Highest contract charges               1.55%          1.40%           16.30%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             1.40%          0.88%            2.60%
    Highest contract charges               1.56%          0.15%            2.45%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             1.40%          0.54%            6.81%
    Highest contract charges               1.56%          0.14%            6.65%
    Remaining contract charges               --             --               --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT          CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #   OWNERS' EQUITY
----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2008  Lowest contract charges              28,395     $1.095461           $31,105
    Highest contract charges                    --            --                --
    Remaining contract charges                  --            --                --
 2007  Lowest contract charges              68,534      1.605919           110,061
    Highest contract charges                    --            --                --
    Remaining contract charges                  --            --                --
 2006  Lowest contract charges              74,769      1.629638           121,846
    Highest contract charges                    --            --                --
    Remaining contract charges                  --            --                --
 2005  Lowest contract charges              84,725      1.493640           126,548
    Highest contract charges                    --            --                --
    Remaining contract charges                  --            --                --
 2004  Lowest contract charges              82,937      1.459055           121,010
    Highest contract charges                    --            --                --
    Remaining contract charges                  --            --                --
LEGG MASON PARTNERS VARIABLE
 INVESTORS PORTFOLIO
 2008  Lowest contract charges             245,006      0.942777           230,985
    Highest contract charges                 1,990      0.930071             1,851
    Remaining contract charges                  --            --                --
 2007  Lowest contract charges             281,091      1.485115           417,452
    Highest contract charges                 1,995      1.467299             2,927
    Remaining contract charges                  --            --                --
 2006  Lowest contract charges             357,345      1.449498           517,971
    Highest contract charges                 1,999      1.434265             2,866
    Remaining contract charges                  --            --                --
 2005  Lowest contract charges             444,930      1.242971           553,035
    Highest contract charges                 2,003      1.231762             2,467
    Remaining contract charges                  --            --                --
 2004  Lowest contract charges             463,500      1.183257           548,439
    Highest contract charges                 2,007      1.174341             2,358
    Remaining contract charges                  --            --                --

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**        RETURN***
------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO
 2008  Lowest contract charges             1.41%         10.16%          (31.79)%
    Highest contract charges                 --             --               --
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             1.40%          6.91%           (1.46)%
    Highest contract charges                 --             --               --
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             1.40%          5.23%            9.11%
    Highest contract charges                 --             --               --
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             1.40%          6.12%            2.37%
    Highest contract charges                 --             --               --
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             1.41%          5.16%            9.54%
    Highest contract charges                 --             --               --
    Remaining contract charges               --             --               --
LEGG MASON PARTNERS VARIABLE
 INVESTORS PORTFOLIO
 2008  Lowest contract charges             1.41%          1.50%          (36.52)%
    Highest contract charges               1.55%          1.38%          (36.61)%
    Remaining contract charges               --             --               --
 2007  Lowest contract charges             1.40%          1.07%            2.46%
    Highest contract charges               1.54%          1.26%            2.30%
    Remaining contract charges               --             --               --
 2006  Lowest contract charges             1.40%          1.62%           16.62%
    Highest contract charges               1.55%          1.68%           16.44%
    Remaining contract charges               --             --               --
 2005  Lowest contract charges             1.40%          1.13%            5.05%
    Highest contract charges               1.55%          1.22%            4.89%
    Remaining contract charges               --             --               --
 2004  Lowest contract charges             1.40%          1.42%            8.84%
    Highest contract charges               1.56%          1.50%            8.68%
    Remaining contract charges               --             --               --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company, will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal first Preferred, Optional Death Benefit Charge, and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.75%.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee of $30 may be charged from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

                        Report of Independent RegisterF-2

                           ED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for the fair value measurement of financial instruments in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut

February 11, 2009 (April 29, 2009 as to the effects of the change in reporting entity structure and the retrospective adoption of FASB Statement No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, described in Note 1 and Note 17)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2008            2007           2006
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $4,155         $4,470         $3,881
 Earned premiums                          984            983            547
 Net investment income (loss)
 Securities available-for-sale and
  other                                2, 588          3,056          2,752
 Equity securities held for
  trading                                (246)             1             16
                                    ---------       --------       --------
TOTAL NET INVESTMENT INCOME (LOSS)      2,342          3,057          2,768
 Net realized capital losses           (5,763)          (934)          (298)
                                    ---------       --------       --------
                    TOTAL REVENUES      1,718          7,576          6,898
                                    ---------       --------       --------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss
  adjustment expenses                   4,047          3,982          3,205
 Benefits, loss and loss
  adjustment expenses -- returns
  credited on International
  unit-linked bonds and pension
  products                               (246)             1             16
 Insurance expenses and other           1,940          1,832          1,359
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               1,620            605          1,238
 Goodwill impairment                      184             --             --
 Dividends to policyholders                13             11             22
                                    ---------       --------       --------
        TOTAL BENEFITS, LOSSES AND
                          EXPENSES      7,558          6,431          5,840
                                    ---------       --------       --------
   INCOME (LOSS) BEFORE INCOME TAX
                           EXPENSE     (5,840)         1,145          1,058
 Income tax expense (benefit)          (2,181)           252            182
                                    ---------       --------       --------
                 NET INCOME (LOSS)   $ (3,659)         $ 893          $ 876
                                    ---------       --------       --------
           LESS: NET (INCOME) LOSS
               ATTRIBUTABLE TO THE
           NONCONTROLLING INTEREST        105             (7)            (3)
                                    ---------       --------       --------
 NET INCOME (LOSS) ATTRIBUTABLE TO
   HARTFORD LIFE INSURANCE COMPANY     (3,554)           886            873
                                    ---------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            Hartford Life Insurance CompanyF-4

                                AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                               AS OF DECEMBER 31,
                                             2008              2007
                                              (IN MILLIONS, EXCEPT
                                                 FOR SHARE DATA)
----------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available-for-sale,
  at fair value (amortized cost of
  $48,444 and $46,243)                        $39,560           $45,646
 Equity securities, held for trading, at
  fair value (cost of $1,830 and $1,128)        1,634             1,248
 Equity securities, available for sale,
  at fair value (cost of $614 and $781)           434               740
 Policy loans, at outstanding balance           2,154             2,016
 Mortgage loans on real estate                  4,896             4,166
 Limited partnership and other
  alternative investments                       1,033             1,246
 Other investments                              1,237               486
 Short-term investments                         5,742               929
                                          -----------       -----------
                       TOTAL INVESTMENTS       56,690            56,477
                                          -----------       -----------
 Cash                                             661               423
 Premiums receivable and agents'
  balances                                         25                35
 Reinsurance recoverables                       3,195             1,732
 Deferred income taxes                          3,444                --
 Deferred policy acquisition costs and
  present value of future profits               9,944             8,601
 Goodwill                                         462               567
 Other assets                                   3,267             1,603
 Separate account assets                      130,171           199,924
                                          -----------       -----------
                            TOTAL ASSETS    $ 207,859         $ 269,362
                                          -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment
  expenses                                    $10,602            $9,442
 Other policyholder funds and benefits
  payable                                      52,647            42,396
 Other policyholder funds and benefits
  payable -- International unit-linked
  bonds and pension products                    1,613             1,217
 Consumer notes                                 1,210               809
 Deferred income taxes                             --               155
 Other liabilities                              8,373             6,544
 Separate account liabilities                 130,171           199,924
                                          -----------       -----------
                       TOTAL LIABILITIES      204,616           260,487
                                          -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES
 (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares
  authorized, issued and outstanding,
  par value $5,690                                  6                 6
 Capital surplus                                6,157             3,746
 Accumulated other comprehensive loss,
  net of tax                                   (4,531)             (447)
 Retained earnings                              1,446             5,315
                                          -----------       -----------
              TOTAL STOCKHOLDER'S EQUITY        3,078             8,620
                                          -----------       -----------
 Noncontrolling interest                          165               255
                                          -----------       -----------
                            TOTAL EQUITY        3,243             8,875
                                          -----------       -----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY    $ 207,859          $269,362
                                          -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                   NET                NET (LOSS)
                                                                UNREALIZED             GAIN ON
                                                              CAPITAL GAINS           CASH FLOW            FOREIGN
                                 COMMON                        (LOSSES) ON             HEDGING             CURRENCY
                                  STOCK         CAPITAL        SECURITIES,           INSTRUMENTS,        TRANSLATION
                                                SURPLUS         NET OF TAX            NET OF TAX             ADJS
                                                                      (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
2008
Balance, December 31, 2007          $6          $3,746              $(318)               $(137)                 $8
Comprehensive income
 Net loss
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                           (4,488)
 Net gains on cash flow
  hedging instruments                                                                      577
Cumulative translation
 adjustments                                                                                                  (173)
Total other comprehensive
 loss
 Total comprehensive loss
Capital contribution from
 parent (3)                                      2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2008      $ 6          $ 6,157          $ (4,806)               $ 440              $ (165)
                                   ---           -----           --------               ------              ------
2007
Balance, December 31, 2006          $6          $3,317               $503                $(210)                $(4)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                             (821)
 Net loss on cash flow
  hedging instruments                                                                       73
Cumulative translation
 adjustments                                                                                                    12
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                            429
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2007      $ 6          $ 3,746            $ (318)              $ (137)                $ 8
                                   ---           -----           --------               ------              ------
2006
Balance, December 31, 2005           6           3,080                583                 (113)                (32)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                              (80)
 Net gains on cash flow
  hedging instruments                                                                      (97)
Cumulative translation
 adjustments                                                                                                    28
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                            237
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2006      $ 6          $ 3,317             $ 503               $ (210)               $ (4)
                                   ---           -----           --------               ------              ------


                                                                                NON-
                                                          TOTAL             CONTROLLING
                                   RETAINED           STOCKHOLDER'S           INTEREST          TOTAL
                                   EARNINGS               EQUITY             (NOTE 17)          EQUITY
                                                            (IN MILLIONS)
-----------------------------  ----------------------------------------------------------------------------
2008
Balance, December 31, 2007           $5,315                $8,620                $255             $8875
Comprehensive income
 Net loss                            (3,554)               (3,554)                               (3,554)
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                   (4,488)                               (4,488)
 Net gains on cash flow
  hedging instruments                                         577                                   577
Cumulative translation
 adjustments                                                 (173)                                 (173)
                                                         --------                              --------
Total other comprehensive
 loss                                                      (4,084)                               (4,084)
                                                         --------                              --------
 Total comprehensive loss                                  (7,638)                               (7,638)
Capital contribution from
 parent (3)                                                 2,411                                 2,411
Dividends declared                     (313)                 (313)                                 (313)
Cumulative effect of
 accounting changes, net of
 tax                                     (2)                   (2)                                   (2)
Change in noncontrolling
 interest ownership                                                                15                15
Noncontrolling income (loss)                                                     (105)             (105)
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2008       $ 1,446               $ 3,078                 165             3,243
                                   --------              --------              ------          --------
2007
Balance, December 31, 2006           $4,894                $8,506                 142             8,648
Comprehensive income
Net income                              886                   886                                   886
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                     (821)                                 (821)
 Net loss on cash flow
  hedging instruments                                          73                                    73
Cumulative translation
 adjustments                                                   12                                    12
                                                         --------                              --------
Total other comprehensive
 income                                                      (736)                                 (736)
                                                         --------                              --------
 Total comprehensive income                                   150                                   150
Capital contribution from
 parent                                                       429                                   429
Dividends declared                     (461)                 (461)                                 (461)
Cumulative effect of
 accounting changes, net of
 tax                                     (4)                   (4)                                   (4)
Change in noncontrolling
 interest ownership                                                               106               106
Noncontrolling income (loss)                                                        7                 7
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2007       $ 5,315               $ 8,620                $255           $ 8,875
                                   --------              --------              ------          --------
2006
Balance, December 31, 2005            4,500                 8,024                  65             8,089
Comprehensive income
Net income                              873                   873                                   873
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                      (80)                                  (80)
 Net gains on cash flow
  hedging instruments                                         (97)                                  (97)
Cumulative translation
 adjustments                                                   28                                    28
                                                         --------
Total other comprehensive
 income                                                      (149)                                 (149)
                                                         --------                              --------
 Total comprehensive income                                   724                                   724
Capital contribution from
 parent                                                       237                                   237
Dividends declared                     (479)                 (479)                                 (479)
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership                                                                74                74
Noncontrolling income (loss)                                                        3                 3
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2006       $ 4,894               $ 8,506               $ 142           $ 8,648
                                   --------              --------              ------          --------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $2,416, $443 and $43 for the years ended December 31, 2008, 2007 and 2006, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(310), $(39) and $52 for the years ended December 31, 2008, 2007 and 2006, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1,396), $(135), and $(75) for the years ended December 31, 2008, 2007 and 2006, respectively.

(3) The Company received a noncash asset capital contribution of $180 from its parent company during 2008

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                 2008            2007           2006
                                                                           (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income(loss)                                                $(3,659)          $893           $876
 Adjustments to reconcile net income(loss) to net cash
  provided by operating activities
 Amortization of deferred policy acquisition costs and
  present value of future profits                                  1,620            605          1,238
 Additions to deferred policy acquisition costs and present
  value of future profits                                         (1,258)        (1,557)        (1,457)
 Change in:
 Reserve for future policy benefits, unpaid losses and loss
  adjustment expenses                                              1,161          1,228            838
 Reinsurance recoverables                                            (29)          (235)           (47)
 Receivables                                                          66            188              7
 Payables and accruals                                              (369)           585            222
 Accrued and deferred income taxes                                (2,166)          (112)           378
 Net realized capital losses                                       5,763            934            298
 Net receipts from investment contracts related to
  policyholder funds -- International unit-linked bonds and
  pension products                                                   396            867            329
 Net increase in equity securities held for trading                 (386)          (877)          (332)
 Depreciation and amortization                                        78            441            395
 Goodwill impairment                                                 184             --             --
 Other, net                                                         (190)          (345)            12
                                                              ----------       --------       --------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      $1,211         $2,615         $2,757
                                                              ----------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the sale/maturity/prepayment of:
 Fixed maturities and short-term investments, available for
  sale                                                           $12,104        $19,094        $21,646
 Equity securities, available-for-sale                               140            315            282
 Mortgage loans                                                      325            958            301
 Partnerships                                                        250            175             91
 Derivatives                                                       1,676             --             --
 Payments for the purchase of:
 Fixed maturities and short-term investments, available for
  sale                                                          (18, 216)       (22,027)       (24,152)
 Equity securities, available-for-sale                              (144)          (484)          (455)
 Mortgage loans                                                   (1,067)        (2,492)        (1,574)
 Partnerships                                                       (330)          (607)          (496)
 Derivatives                                                          --           (237)           (84)
 Purchase price of business acquired                                 (78)           (10)
 Change in policy loans, net                                        (139)            (6)           (39)
 Change in payables for collateral under securities lending,
  net                                                               (974)         1,306            788
 Change in all other, net                                           (144)          (357)          (633)
                                                              ----------       --------       --------
                      NET CASH USED FOR INVESTING ACTIVITIES     $(6,597)       $(4,372)       $(4,325)
                                                              ----------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to investment and universal
  life-type contracts                                             22,449         33,282         26,983
 Withdrawals and other deductions from investment and
  universal life-type contracts                                  (28,105)       (31,299)       (26,688)
 Net transfers (to)/from separate accounts related to
  investment and universal life-type contracts                     7,074           (607)         1,389
 Issuance of structured financing                                  2,001             --             --
 Capital contributions                                             2,231            397             64
 Dividends paid                                                     (299)         $(459)         $(371)
 Proceeds from issuance of consumer notes                            445            551            258
 Repayment at maturity of consumer notes                             (44)            --             --
                                                              ----------       --------       --------
                   NET CASH PROVIDED BY FINANCING ACTIVITIES      $5,752         $1,865         $1,635
                                                              ----------       --------       --------
 Impact of foreign exchange                                         (128)             3             23
 Net (decrease) increase in cash                                     238            111             90
                                                              ----------       --------       --------
 Cash -- beginning of year                                           423            312            222
                                                              ----------       --------       --------
 Cash -- end of year                                                $661           $423           $312
                                                              ----------       --------       --------
Supplemental Disclosure of Cash Flow Information:
 Net Cash Paid (Received) During the Year for:
 Income taxes                                                      $(183)          $329          $(121)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company made noncash dividends of $54 related to the guaranteed minimum income and accumulation benefit reinsurance agreements with Hartford Life Insurance K.K and received a noncash asset capital contributions of $180 from its parent company during 2008. The Company made noncash dividends of $2 and received a noncash capital contributions of $20 from its parent company during 2007 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance K.K.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"), Hartford Financial Services LLC ("HFSC"), Hartford Life International LTD ("HLINT") and Woodbury Financial Services Corporation ("WFS"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Effective March 31,2009, Hartford Life changed its reporting entity structure to contribute certain wholly owned subsidiaries, including Hartford Life's European Insurance Operations, several broker dealer entities and investment advisory and service entities to the Company. The contribution of subsidiaries was effected to more closely align servicing entities with the writing company issuing the business they service as well as to more efficiently deploy capital across the organization. The change in reporting entity was retrospectively applied to the financial statements of the Company for all periods presented. The contributed subsidiaries resulted in an increase in equity of $1.3 billion as of March 31, 2009.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's Japan operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company and affiliated entities in which the Company directly or indirectly has a controlling financial interest and those variable interest entities in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued; valuation of investments and derivative instruments, evaluation of other-than-temporary impairments on available-for-sale securities; and contingencies relating to corporate litigation and regulatory matters; and goodwill impairment.

ADOPTION OF NEW ACCOUNTING STANDARDS

Amendments to the Impairment Guidance of EITF Issue No. 99-20

In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," ("FSP EITF 99-20-1"). The FSP amends the impairment guidance of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized

Financial Assets," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"), which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material effect on the Company's consolidated financial statements.

FSP FAS 140-4 and FIN 46(R)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities." The purpose of this FSP is to promptly improve disclosures by public entities and enterprises until pending amendments to SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"), and FASB Interpretation No. 46(R), "Consolidation of Variable Interest Entities" ("FIN 46(R)"), are finalized and approved by the FASB. The FSP amends SFAS 140 to require public entities to provide additional disclosures about transferors' continuing involvements with transferred financial assets. It also amends FIN 46(R) to require public enterprises, to provide additional disclosures about their involvement with variable interest entities. FSP FAS 140-4 and FIN 46(R)-8 is effective for financial statements issued for fiscal years and interim periods ending after December 15, 2008. For periods after the initial adoption date, comparative disclosures are required. The Company adopted the FSP on December 31, 2008. See
Note 4 for the new disclosures.

Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161

In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP FAS 133-1 and FIN 45-4"). This FSP amends SFAS 133 to require disclosures by entities that assume credit risk through the sale of credit derivatives including credit derivatives embedded in a hybrid instrument. The intent of these enhanced disclosures is to enable users of financial statements to assess the potential effect on its financial position, financial performance, and cash flows from these credit derivatives. This FSP also amends FASB Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others", to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 and FIN 45-4 are effective for financial statements issued for fiscal years and interim periods ending after November 15, 2008. For periods after the initial adoption date, comparative disclosures are required. The Company adopted FSP FAS 133-1 and FIN 45-4 on December 31, 2008. See Note 4 for the new disclosures.

Fair Value Measurements

On January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), which was issued by the FASB in September 2006. The Company also adopted on January 1, 2008, the SFAS 157 related FASB Staff Position ("FSP") described below. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Company applied the provisions of SFAS 157 prospectively to financial assets and financial liabilities that are required to be measured at fair value under existing U.S. GAAP. The Company also recorded in opening retained earnings the cumulative effect of applying SFAS 157 to certain customized derivatives measured at fair value in accordance with EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). See Note 3 for additional information regarding SFAS 157. Specifically, see the SFAS 157 Transition discussion within Note 3 for information regarding the effects of applying SFAS 157 on the Company's consolidated financial statements in 2008.

In February 2008, the FASB issued FSP No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and nonfinancial liabilities. Examples of applicable nonfinancial assets and nonfinancial liabilities to which FSP FAS 157-2 applies include, but are not limited to:

- Nonfinancial assets and nonfinancial liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value;

- Reporting units measured at fair value in the goodwill impairment test as described in SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), and nonfinancial assets and nonfinancial liabilities measured at fair value in the SFAS 142 goodwill impairment test, if applicable; and

- Nonfinancial long-lived assets measured at fair value for impairment assessment under SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets."

As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of SFAS 157 to the nonfinancial assets, nonfinancial liabilities and reporting units within the scope of FSP FAS 157-2.

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure certain eligible items at fair value (i.e., the fair value option). SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

Amendment of FASB Interpretation No. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under the same master netting arrangements. The Company recorded the effect of adopting FSP FIN 39-1 as a change in accounting principle through retrospective application. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized a $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2008, the IRS completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which, if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for

DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. SFAS 161 encourages, but does not require, comparative disclosures. The Company adopted SFAS 161 on January 1, 2009. The adoption of this FSP by the Company is expected to result in expanded disclosures related to derivative instruments and hedging activities.

Business Combinations

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values in accordance with SFAS 157 fair value rather than SFAS 141's requirement based on estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The adoption of SFAS 141(R) on January 1, 2009, did not have a material effect on the Company's consolidated financial statements.

Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements". Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and
(e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited.

The Company adopted SFAS 160 on January 1, 2009. Upon adoption, the Company reclassified $65 of noncontrolling interest, recorded in other liabilities, to equity, as of January 1, 2006. See the Company's Condensed Consolidated Statement of Changes in Equity. The adoption of SFAS 160 resulted in certain reclassifications of noncontrolling interests within the Company's Condensed Consolidated Statements of Operations. The adoption of SFAS 160 did not impact the Company's accounting for separate account assets and liabilities. The FASB has added the following topic to the Emerging Issues Task Force ("EITF") agenda, "CONSIDERATION OF AN INSURER'S ACCOUNTING FOR MAJORITY OWNED INVESTMENTS WHEN THE OWNERSHIP IS THROUGH A SEPARATE ACCOUNT". This topic will be discussed at a future EITF meeting. The FASB has expressed three separate views on the treatment of noncontrolling interest in majority owned separate accounts, upon implementation of SFAS 160, all of which are acceptable to the United States Securities and Exchange Commission. The Company follows one of these three acceptable views and currently excludes the noncontrolling interest from its majority owned separate accounts. The resolution of this EITF agenda item on the Company's accounting for separate account assets and liabilities is not known at this time.

ACCOUNTING POLICIES

INVESTMENTS

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. The equity investments associated with the U.K. variable annuity products are recorded at fair value and are classified as "trading" with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial statements, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income at December 31, 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities. Other investments primarily consist of derivatives instruments which are carried at fair value.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates related to available-for-sale securities is the evaluation of investments for other-than-temporary impairments. If a decline in the fair value of an available-for-sale security is judged to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. For fixed maturities, the Company accretes the new cost basis to par or to the estimated future cash flows over the expected remaining life of the security by adjusting the security's yield.

The evaluation of securities for impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition and/or future prospects, the effects of changes in interest rates or credit spreads and the expected recovery period. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Based on this evaluation, during 2008, the Company concluded $1.9 billion of unrealized losses were other-than-temporarily impaired and as of December 31, 2008, the Company's unrealized losses on available-for-sale securities of $9.8 billion were temporarily impaired.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and extent to which the fair value has been less than cost or amortized cost and the expected recovery period of the security, (b) the financial condition, credit rating and future prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Through September 30, 2008, for securitized financial assets with contractual cash flows, including those subject to EITF Issue No. 99-20, the Company periodically updated its best estimate of cash flows over the life of the security. The Company's best estimate of cash flows used severe economic recession assumptions due to market uncertainty, similar to those the Company believed market participants would use. If the fair value of a securitized financial asset was less than its cost or amortized cost and there has been an adverse change in timing or amount of anticipated future cash flows since the last revised estimate, an other-than-temporary impairment charge was recognized. The Company also considered its intent and ability to retain a temporarily depressed security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. Beginning in the fourth quarter of 2008, the Company implemented FSP No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20". Upon implementation, the Company continued to utilize the impairment process described above; however, rather than exclusively relying upon market participant assumptions management judgment was also used in assessing the probability that an adverse change in future cash flows has occurred.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen at the time the committee rendered its judgment on the Company's intent and ability to retain such securities until recovery. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principal received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

Net investment income on equity securities held for trading includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting as provided in SOP 03-1. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2008 and 2007, approximately 95% and 89% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 5% and 11%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the embedded derivatives associated with the GMAB product, which are discussed in Note 3.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company's credit exposures are generally quantified daily, netted by counterparty and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10, except for reinsurance derivatives. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, certain currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

Product Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. The fair value of the GMIB, GMWB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, as represented by the current LIBOR spot curve, to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income.

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are recorded in net realized capital gains and losses. See Note 3 for a complete discussion of GMWB reinsurance valuation.

SEPARATE ACCOUNTS

The Company maintains separate account assets, which are reported at fair value. Separate account liabilities are reported at amounts consistent with separate account assets. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2008 and 2007, the carrying value of the Company's DAC asset was $9.9 billion and $8.6 billion, respectively. At December 31, 2008, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $533 , $1.5 billion and $925 , respectively. At December 31, 2007, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $459 , $1.0 billion and $552 , respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to that time-frame are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2008, 2007 and 2006 was an increase (decrease) to amortization of $138, $(9) and $45, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality, and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current 20 year separate account return assumption is approximately 7.2%

(after fund fees, but before mortality and expense charges). The Company estimates gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Given the current volatility in the capital markets and the evaluation of other factors, the Company will continually evaluate its separate account return estimation process and may change that process from time to time.

The Company plans to complete a comprehensive assumptions study and refine its estimate of future gross profits during the third quarter of each year. Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as an "Unlock". An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses, and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "Unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an Unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs. As of December 31, 2008, the EGPs used in the Company's models fell within the statistical ranges of reasonable EGPs. As a result of this statistical test and review of qualitative factors, the Company did not "Unlock" the EGPs used in the Company's models during the fourth quarter of 2008.

Unlock and Results

As described above, as of September 30 2008, the Company completed a comprehensive study of assumptions underlying EGPs, resulting in an Unlock. The study covered all assumptions, including mortality, lapses, expenses, interest rate spreads, hedging costs, and separate account values, in substantially all product lines. The new best estimate assumptions were applied to the current policy related in-force or account returns to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the Unlock during the third quarter of 2008 was as follows:

                                                      UNEARNED           DEATH AND
                                     DAC AND           REVENUE        INCOME BENEFIT
                                      PVFP            RESERVES         RESERVES (1)
---------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $(648)             $18               $(75)
Individual Life                          (29)             (12)                (3)
Retirement Plans                         (49)              --                 --
                                     -------            -----              -----
                         TOTAL         $(726)              $6               $(78)
                                     -------            -----              -----

                                      SALES
                                   INDUCEMENT
                                     ASSETS            TOTAL (2)
------------------------------  ------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $(27)              $(732)
Individual Life                          --                 (44)
Retirement Plans                         --                 (49)
                                      -----             -------
                         TOTAL         $(27)              $(825)
                                      -----             -------

(1) As a result of the Unlock, death benefit reserves, in Retail, increased $389, pre-tax, offset by an increase of $273, pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the Unlock amounts recorded during the third quarter of 2008:

       - Actual separate account returns from the period ending July 31, 2007 to September 30, 2008 were significantly below our aggregated estimated return

       - The Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S.

       - In Retirement Plans, the Company reduced its estimate of future fees as plans meet contractual size limits("breakpoints") causing a lower fee schedule to apply and the Company increased its assumption for future deposits by existing plan participants.

The after-tax impact on the Company's assets and liabilities as a result of the Unlock during the third quarter of 2007 was as follows:

                                                     UNEARNED           DEATH AND
                                    DAC AND           REVENUE         INCOME BENEFIT
                                      PVFP           RESERVES          RESERVES (1)
---------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $180              $(5)               $(4)
Individual Life                          24               (8)                --
Retirement Plans                         (9)              --                 --
Institutional                             1               --                 --
                                     ------            -----               ----
                         TOTAL         $196             $(13)               $(4)
                                     ------            -----               ----

                                     SALES
                                   INDUCEMENT
                                     ASSETS          TOTAL (2)
------------------------------  ----------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                  $9               $180
Individual Life                         --                 16
Retirement Plans                        --                 (9)
Institutional                           --                  1
                                      ----             ------
                         TOTAL          $9               $188
                                      ----             ------

(1) As a result of the Unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10, pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the Unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for U.S. variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for U.S. variable annuities.

An "Unlock" only revises EGPs to reflect current best estimate assumptions. With or without an Unlock, and even after an Unlock occurs, the Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the existing DAC balance to the present value of future EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2008, the Company believed U.S. individual variable annuity EGPs could fall, through a combination of negative market returns, lapses and mortality, by at least 6 % before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 7% and 3% as of December 31, 2008, 2007 and 2006, respectively, of total life insurance in-force. Dividends to policyholders were $13, $11 and $22 for the years ended December 31, 2008, 2007 and 2006, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc ("The mutual funds"), families of 62 mutual funds and 1 closed end fund. The Company charges fees to the shareholders of the mutual funds, which are recorded as revenue by the Company. Investors can purchase "shares" in the mutual funds, all of which are registered with the Securities and Exchange Commission ("SEC"), in accordance with the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's consolidated financial statements since they are not assets, liabilities and operations of the Company.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event, as defined in SFAS 142, "Goodwill and Other Intangible Assets" (SFAS 142), has occurred. The goodwill impairment test follows a two step process as defined in SFAS 142. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. See Note 11 for a further discussion of the account for income taxes.

CONTINGENCIES

Management follows the requirements of SFAS No. 5 "Accounting for Contingencies." This statement requires management to evaluate each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable then any other, the Company records an estimated reserve of the low end of the range of losses.

2. SEGMENT INFORMATION

The Company has three groups comprised of four reporting segments: The Retail Products Group ("Retail") and Individual Life segments makes up the Individual Markets Group. The Retirement Plans segment represents the Employer Market Group and the Institutional Solutions Group ("Institutional") make up its own group. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities and retail mutual funds, 529 college savings plans, Canadian and offshore investment products.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code. Retirement Plans also offers mutual funds to institutional investors.

Institutional provides customized investment, insurance, and income solutions to select markets. Products include stable value contracts, institutional annuities (primarily terminal funding cases), variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals, and mutual funds owned by institutional investors. Furthermore, Institutional offers individual products including structured settlements, single premium immediate annuities, and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, GMIB, GMDB, GMWB, and GMAB reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA, as well as operations in the U.K. and a 50% owned joint venture in Brazil. The Company's European operation, Hartford Life Limited, began selling unit-linked investment bonds and pension products in the United Kingdom in April 2005. Unit-linked bonds and pension products are similar to variable annuities marketed in the United States and Japan, and are distributed through independent financial advisors. Hartford Life Limited established its operations in Dublin, Ireland with a branch office in London to help market and service its business in the United Kingdom. . The Brazil joint venture operates under the name Icatu-Hartford and distributes pension, life insurance and other insurance and savings products through broker-dealer organizations and various partnerships.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                                                       FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                2008           2007           2006
---------------------------------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other considerations
RETAIL
 Individual annuity:
 Individual variable annuity                                    $1,943         $2,225         $1,957
 Fixed / MVA Annuity                                                (5)             1              3
 Other                                                               3             --             --
 Retail mutual funds                                               736            751            580
                                                              --------       --------       --------
                                                TOTAL RETAIL     2,677          2,977          2,540
INDIVIDUAL LIFE
 Total Individual Life                                             792            771            790
 Total Individual Markets Group                                  3,469          3,748          3,330
RETIREMENT PLANS
 401(k)                                                            290            187            160
 403(b)/457                                                         48             55             52
                                                              --------       --------       --------
                                      TOTAL RETIREMENT PLANS       338            242            212
INSTITUTIONAL
 IIP                                                               929          1,018            630
 PPLI                                                              118            224            103
                                                              --------       --------       --------
                                         TOTAL INSTITUTIONAL     1,047          1,242            733
OTHER                                                              285            221            153
                                                              --------       --------       --------
         TOTAL LIFE PREMIUMS, FEES, AND OTHER CONSIDERATIONS     5,139          5,453          4,428
                                                              --------       --------       --------
 Net investment income                                           2,342          3,057          2,768
 Net realized capital losses                                    (5,763)          (934)          (298)
                                                              --------       --------       --------
                                                  TOTAL LIFE     1,718          7,576          6,898
                                                              --------       --------       --------

                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                2008            2007           2006
----------------------------------------------------------------------------------------------------------
NET INCOME (LOSS)
 Retail                                                          (1,248)          $809           $526
 Individual Life                                                    (47)           175            143
 Retirement Plans                                                  (157)            61            101
 Institutional                                                     (504)            12             72
 Other                                                           (1,598)          (171)            31
                                                              ---------       --------       --------
                                            TOTAL NET INCOME   $ (3,554)         $ 886          $ 873
                                                              ---------       --------       --------
NET INVESTMENT INCOME
 Retail                                                             755           $810           $834
 Individual Life                                                    308            331            293
 Retirement Plans                                                   342            355            326
 Institutional                                                      988          1,227            987
 Other                                                              (51)           334            328
                                                              ---------       --------       --------
                                 TOTAL NET INVESTMENT INCOME    $ 2,342        $ 3,057        $ 2,768
                                                              ---------       --------       --------
AMORTIZATION OF DEFERRED POLICY ACQUISITION AND PRESENT
 VALUE OF FUTURE PROFITS
 Retail                                                           1,347           $404           $977
 Individual Life                                                    166            117            235
 Retirement Plans                                                    91             58             (4)
 Institutional                                                       19             23             32
 Other                                                               (3)             3             (1)
                                                              ---------       --------       --------
                                   TOTAL AMORTIZATION OF DAC    $ 1,620          $ 605        $ 1,239
                                                              ---------       --------       --------
INCOME TAX EXPENSE (BENEFIT)
 Retail                                                            (894)          $213            $24
 Individual Life                                                    (36)            85             64
 Retirement Plans                                                  (132)            18             39
 Institutional                                                     (283)            (2)            28
 Other                                                             (836)           (59)            25
                                                              ---------       --------       --------
                                    TOTAL INCOME TAX EXPENSE   $ (2,181)         $ 255          $ 180
                                                              ---------       --------       --------

                                                                      DECEMBER 31,
                                                                 2008              2007
-------------------------------------------------------------------------------------------
ASSETS
 Retail                                                           $97,453          $136,604
 Individual Life                                                   13,347            15,277
 Retirement Plans                                                  22,668            28,162
 Institutional                                                     59,638            77,988
 Other                                                             14,753            11,331
                                                              -----------       -----------
                                                TOTAL ASSETS    $ 207,859         $ 269,362
                                                              -----------       -----------
DAC
 Retail                                                            $5,802            $5,317
 Individual Life                                                    3,000             2,411
 Retirement Plans                                                     877               658
 Institutional                                                        156               143
 Other                                                                109                72
                                                              -----------       -----------
                                                   TOTAL DAC       $9,944           $ 8,601
                                                              -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                            $1,337              $945
 Individual Life                                                      726               685
 Retirement Plans                                                     313               333
 Institutional                                                      7,467             6,657
 Other                                                                759               822
                                                              -----------       -----------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS      $10,602           $ 9,442
                                                              -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                           $22,122           $15,391
 Individual Life                                                    5,553             5,210
 Retirement Plans                                                   6,437             5,591
 Institutional                                                     11,249            12,455
 Other                                                              8,899             4,966
                                                              -----------       -----------
                              TOTAL OTHER POLICYHOLDER FUNDS     $ 54,260          $ 43,613
                                                              -----------       -----------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's consolidated financial statements: fixed maturities, equity securities, short term investments, freestanding and embedded derivatives, and separate account assets. These fair value disclosures include information regarding the valuation of the Company's guaranteed benefits products and the impact of the adoption of SFAS 157, followed by the fair value measurement and disclosure requirements of SFAS 157.

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under SFAS 133 or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Guaranteed minimum benefits and reinsurance of guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits or "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits or "GMWB"), and as such are outside of the scope of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that are outside of the scope of SFAS 133 or do not meet the net settlement requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

Guaranteed Benefits Accounted for at Fair Value Prior to SFAS 157

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees, in basis points, to be collected from the contract holder (the "Attributed Fees"). Attributed Fees are set equal to the present value of future claims, in basis points, (excluding margins for risk) expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract. The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract and are recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of Attributed Fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to a contractually specified minimum level, through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value.

A GMWB contract is 'in the money' if the contract holder's guaranteed remaining benefit becomes greater than the account value. As of December 31, 2008 and December 31, 2007, 88% and 19%, respectively, of all unreinsured U.S. GMWB 'in-force' contracts were 'in the money'. For contracts that were 'in the money' the Company's exposure to the guaranteed remaining benefit, after reinsurance, as of December 31, 2008 and December 31, 2007, was $ 7.4 billion and $139, respectively. However, the only ways the GMWB contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to a contractually specified minimum level, through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to the contractually specified minimum level, the contract holder will receive an annuity equal to the remaining GRB and for the Company's "life-time" GMWB products payments can continue beyond the GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis and the ultimate lifetime GMWB payments can exceed the GRB, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $ 7.4 billion. Significant declines in equity markets since December 31, 2008 have significantly increased our exposure to these guarantees.

Certain GMWBs, GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMWB, GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective July 31, 2006, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force, as of July 31, 2006, and prospective GMIB riders issued by HLIKK on its variable annuity business except for policies and GMIB riders issued prior to April 1, 2005. The agreement also includes GMDB on covered contracts that have an associated GMIB rider. The GMDB portion of the rider is accounted for under SOP 03-1.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business. The GMAB provides the policyholder with the GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. During the fourth quarter of 2008, nearly all contractholder account values had dropped below 80% of the initial deposit, at which point the GMIB was exercised.

- REINSURED GMWB: Effective February 29, 2008, HLAI entered into a reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business.

The contracts underlying the GMWB, GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMWB, GMIB and GMAB, as of December 31, 2008 and December 31, 2007, was $4.2 billion and $130, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that the contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $4.2 billion. Significant declines in equity markets since December 31, 2008 have significantly increased our exposure to these guarantees.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMWB, GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are under common control of The Hartford Financial Services Group, Inc. ("The Hartford").

Derivatives That Hedge Capital Markets Risk for Guaranteed Minimum Benefits Accounted for as Derivatives

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB Reinsurance

The Company has entered into reinsurance arrangements to offset a portion of its exposure to the GMWB for the remaining lives of covered contracts. Reinsurance contracts covering GMWB are considered freestanding derivatives that are recorded at fair value, with changes in fair value recorded in net realized gains/losses in net income.

Customized Derivatives

The Company has entered into customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured U.S. GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing swap contracts entered into in 2007, the initial difference between the transaction price and modeled value of $51 was deferred in accordance with EITF 02-3 and included in other assets in the condensed consolidated balance sheets. The swap contract entered into in 2008 resulted in a loss at inception of approximately $20 before the effects of DAC amortization and income taxes, as market values on similar instruments were lower than the transaction price.

Other Derivative Instruments

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The Company also utilizes option contracts as well as futures contracts to partially economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

ADOPTION OF SFAS 157 FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES THAT ARE REQUIRED TO BE FAIR VALUED

Fair values for GMWB embedded derivatives, reinsured GMWB, GMIB and GMAB freestanding derivatives, reinsurance of GMWB and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

Pre-SFAS 157 Fair Value

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at the risk free rate of interest, was the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumed expected returns based on:

-   risk-free rates as represented by the current LIBOR forward curve rates;

- forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date;

-   three years of history for fund regression; and

- current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

Fair Value Under SFAS 157

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value; Actively-Managed Volatility Adjustment; Credit Standing Adjustment; Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer, for a liability or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives required to be fair valued. The SFAS 157 fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability, reflecting the long-term nature of living benefit obligations and the priority of payment on these obligations versus long-term debt.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that guaranteed benefit obligations are illiquid and have no market observable exit prices in the capital markets.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using interest rate and volatility assumptions that the Company believes market participants would use in developing risk margins.

SFAS 157 Transition

The Company applied the provisions of SFAS 157 prospectively to financial instruments that are recorded at fair value including guaranteed living benefits that are required to be fair valued. The Company also applied the provisions of SFAS 157 using limited retrospective application (i.e., cumulative effect adjustment through opening retained earnings) to certain customized derivatives historically measured at fair value in accordance with EITF 02-3.

The impact on January 1, 2008 of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

Moreover, the adoption of SFAS 157 has resulted in lower variable annuity fee income for new business issued in 2008 as Attributed Fees have increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility has risen, interest rates have declined, and the Company adopted SFAS 157, the fees ascribed to the new business cohorts issued in 2008 have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

The Company also recognized a decrease in opening retained earnings of $51 in relation to the loss deferred in accordance with EITF 02-3 on customized derivatives purchased in 2007, and used to hedge a portion of the U.S. GMWB risk. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $41 was recorded as an increase in opening retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. After amortization of DAC and the effect of income taxes, the impact on opening retained earnings is a decrease of $3.

The Company's adoption of SFAS 157 did not materially impact the fair values of other financial instruments, including, but not limited to, other derivative instruments used to hedge guaranteed minimum benefits.

The SFAS 157 transition amounts, before the effects of DAC amortization and income taxes, as of January 1, 2008 are shown below by type of guaranteed benefit liability and derivative asset.

                                                                                                              TRANSITION
                                                                 SFAS 157           PRE-SFAS 157            ADJUSTMENT GAIN
                                                                FAIR VALUE           FAIR VALUE                 (LOSS)
                                                             ASSET (LIABILITY)    ASSET (LIABILITY)      [BEFORE DAC AND TAX]
---------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFITS
U.S. GUARANTEED MINIMUM WITHDRAWAL BENEFITS                        $(1,114)              $(553)                   $(561)
NON-LIFE CONTINGENT PORTION OF "FOR LIFE" GUARANTEED
 MINIMUM WITHDRAWAL BENEFITS
 U.S. Riders                                                          (319)               (154)                    (165)
 International Riders                                                  (17)                 (7)                     (10)
                                                                 ---------             -------                  -------
                                                     TOTAL            (336)               (161)                    (175)
                                                                 ---------             -------                  -------
REINSURED GUARANTEED LIVING BENEFITS
 Guaranteed Minimum Income Benefits                                   (220)                (72)                    (148)
 Guaranteed Minimum Accumulation Benefits                              (22)                  2                      (24)
                                                                 ---------             -------                  -------
                                                     TOTAL            (242)                (70)                    (172)
                                                                 ---------             -------                  -------
                                 TOTAL GUARANTEED BENEFITS          (1,692)               (784)                    (908)
                                                                 ---------             -------                  -------
GMWB REINSURANCE                                                       238                 128                      110
                                                                 ---------             -------                  -------
                                                     TOTAL         $(1,454)              $(656)                   $(798)
                                                                 ---------             -------                  -------

The transition adjustment as of January 1, 2008 was comprised of the following amounts by transition component:

                                                              TRANSITION
                                                              ADJUSTMENT
                                                              GAIN (LOSS)
                                                            [BEFORE TAX AND
                                                           DAC AMORTIZATION]
--------------------------------------------------------------------------------
Actively-Managed Volatility Adjustment                            $(100)
Credit Standing Adjustment                                            5
Market Illiquidity Premium                                         (262)
Behavior Risk Margin                                               (441)
                                                                -------
  TOTAL SFAS 157 TRANSITION ADJUSTMENT BEFORE TAX AND
                                     DAC AMORTIZATION             $(798)
                                                                -------

Fair Value Disclosures

The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Company's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, money market funds, certain mortgage-backed securities, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage- backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The following table presents the Company's assets and liabilities that are carried at fair value by SFAS 157 hierarchy levels, as of December 31, 2008:

                                                                      QUOTED PRICES
                                                                        IN ACTIVE
                                                                       MARKETS FOR           SIGNIFICANT          SIGNIFICANT
                                                                        IDENTICAL            OBSERVABLE          UNOBSERVABLE
                                                                         ASSETS                INPUTS               INPUTS
                                                   TOTAL                (LEVEL 1)             (LEVEL 2)            (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, available-for-sale                $39,560                 $3,502              $27,316               $8,742
Equity securities, held for trading                   1,634                  1,634                   --                   --
Equity securities, available-for-sale                   434                    148                  227                   59
Other investments
 Other derivatives used to hedge U.S. GMWB              600                     --                   13                  587
 Other derivatives (1)                                  522                     --                  588                  (66)
                                                -----------            -----------            ---------            ---------
                       TOTAL OTHER INVESTMENTS        1,122                     --                  601                  521
Short-term investments                                5,742                  4,030                1,712                   --
Reinsurance recoverables                              1,302                     --                   --                1,302
Separate account assets (2),(5)                     126,367                 94,394               31,187                  786
                                                -----------            -----------            ---------            ---------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                               RECURRING BASIS     $176,161               $103,708              $61,043              $11,410
                                                -----------            -----------            ---------            ---------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
U.S. GMWB                                           $(6,526)                  $ --                 $ --              $(6,526)
U.K. GMWB                                               (64)                    --                   --                  (64)
Reinsured Japan GMIB                                 (2,581)                    --                   --               (2,581)
Reinsured Japan GMAB                                     (1)                    --                   --                   (1)
Reinsured Japan GMWB                                    (34)                    --                   --                  (34)
Institutional Notes                                     (41)                    --                   --                  (41)
Equity Linked Notes                                      (8)                    --                   --                   (8)
Total other policyholder funds and benefits
 payable                                             (9,255)                    --                   --               (9,255)
 Customized derivatives used to hedge U.S.
  GMWB                                                  941                     --                   --                  941
 Other derivatives used to hedge U.S. GMWB            1,123                     --                   14                1,109
 Macro hedge program                                    137                     --                   --                  137
 Other investments                                        5                     --                  173                 (168)
Total Other liabilities                               2,206                     --                  187                2,019
Consumer notes (4)                                       (5)                    --                   --                   (5)
                                                -----------            -----------            ---------            ---------
 TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE
                          ON A RECURRING BASIS      $(7,054)                    --                 $187              $(7,241)
                                                -----------            -----------            ---------            ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2008, $507 was the amount of cash collateral liability that was netted against the derivative asset value on the condensed consolidated balance sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Pursuant to the conditions set forth in SOP 03-1, the value of separate account liabilities is set to equal the fair value for separate account assets.

(3) Includes over-the-counter derivative instruments in a net negative market value (derivative liability). In the SFAS 157 Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

(5) Excludes approximately $3 billion of investment sales receivable net of investment purchases payable that are not subject to SFAS 157.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the

Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table.

Fixed Maturity, Short-Term and Equity Securities, Available-for-Sale

The fair value for fixed maturity, short term, and equity securities, available-for-sale, is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third party pricing services are often unavailable for securities that are rarely traded or traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a knowledgeable private placement broker, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice per year, as of June 30 and December 31, by the private placement broker and are intended to adjust security prices for issuer-specific factors. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. In addition, the Company ensures whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. At December 31, 2008, the Company made fair value determinations which lowered prices received from third party pricing services and brokers by a total of $92. The securities adjusted had an amortized cost and fair value after adjustment of $472 and $165, respectively, and were primarily CMBS securities.

In accordance with SFAS 157, the Company has analyzed the third party pricing services valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate SFAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable.

Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internal matrix-priced securities, primarily consisting of certain private placement debt, are also classified as Level 3. The matrix pricing of certain private placement debt includes significant non-observable inputs, the internally determined credit rating of the security and an externally provided credit spread.

The following table presents the fair value of the significant asset sectors within the SFAS 157 Level 3 securities classification as of December 31, 2008.

                                                                                    % OF TOTAL
                                                                 FAIR VALUE         FAIR VALUE
--------------------------------------------------------------------------------------------------
ABS
 Below Prime                                                         1,405               16.0%
 Collateralized Loan Obligations (CLOs)                              1,570               17.8%
 Other                                                                 443                5.0%
Corporate
 Matrix priced private placements                                    3,038               34.5%
 Other                                                               1,383               15.7%
Commercial mortgage-backed securities ("CMBS")                         659                7.5%
Preferred stock                                                         48                0.6%
Other                                                                  255                2.9%
                                                                   -------            -------
                                    TOTAL LEVEL 3 SECURITIES         8,801              100.0%
                                                                   -------            -------

- ABS below prime primarily represents sub-prime and Alt-A securities which are classified as Level 3 due to the lack of liquidity in the market.

- ABS CLOs represent senior secured bank loan CLOs which are primarily priced by independent brokers.

-   ABS Other primarily represents broker priced securities.

- Corporate-matrix priced represents private placement securities that are thinly traded and priced using a pricing matrix which includes significant non-observable inputs.

- Corporate- other primarily represents broker-priced public securities and private placement securities qualified for sale under rule 144a and long-dated fixed maturities where the term of significant inputs may not be sufficient to be deemed observable.

- CMBS primarily represents CMBS bonds and commercial real estate collateralized debt obligations ("CRE CDOs") which were either fair valued by the Company or by independent brokers due to the illiquidity of this sector.

- Preferred stock primarily represents lower quality preferred securities that are less liquid due to market conditions.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are reported on the consolidated balance sheets at fair value and are reported in Other Investments and Other Liabilities. Embedded derivatives are reported with the host instruments on the consolidated balance sheet. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. Excluding embedded derivatives, as of December 31, 2008, 95% of derivatives, based upon notional values, were priced by valuation models, which utilize independent market data. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments classified as Level 1 include futures and certain option contracts which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include interest rate, currency and certain credit default swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and swaps, interest rate derivatives which have interest rate optionality, certain credit default swaps, and long-dated interest rate swaps. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the U.S. GMWB liabilities. Additional information on the customized transactions is provided under the "Accounting for Guaranteed Benefits Offered With Variable Annuities" section of this Note 3. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing

Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has as least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

U.S. GMWB REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the SFAS 157 Transition section of this Note 3. The fair value of the U.S. GMWB reinsurance derivative is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the U.S. GMWB reinsurance derivative is categorized as Level 3.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company. Open-ended mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2. Level 3 assets include less liquid securities, such as highly structured and/or lower quality ABS and CMBS, ABS backed by sub-prime loans, and any investment priced solely by broker quotes.

GMWB EMBEDDED DERIVATIVES AND REINSURED GMWB, GMAB AND GMIB FREE-STANDING DERIVATIVES (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

The fair value of GMWB embedded derivative and reinsured GMWB, GMAB and GMIB free-standing derivatives, reported in Other Policyholder Funds and Benefits Payable on the Company's consolidated balance sheet, are calculated as an aggregation of the components described in the SFAS 157 Transition section of this Note 3. The fair value of those derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMWB embedded derivatives and reinsured GMWB, GMAB and GMAB free-standing derivatives are categorized as Level 3.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below provide a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. However, the Company prioritizes the use of market-based inputs over entity-based assumptions in determining Level 3 fair values in accordance with SFAS 157. Therefore, the gains and losses in the tables below include changes in fair value due partly to observable and unobservable factors.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                             REALIZED/UNREALIZED
                                        SFAS 157                GAINS (LOSSES)
                                       FAIR VALUE                INCLUDED IN:               PURCHASES,
                                          AS OF          NET                                ISSUANCES,
                                       JANUARY 1,       INCOME                                  AND
                                          2008         (2),(3)            AOCI (5)          SETTLEMENTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities                         $13,558         $(659)            $(3,382)              $526
Equity securities,
 available-for-sale                          563             1                 (27)                 3
Freestanding derivatives (4)
 Customized derivatives used to
  hedge U.S. GMWB                             91           850                  --                 --
 Other freestanding derivatives
  used to hedge U.S. GMWB                    564         1,161                  --                (29)
 Macro hedge program                          18            85                  --                 34
 Other freestanding derivatives             (303)         (316)                 16                271
Total Freestanding Derivatives               370         1,780                  16                276
Reinsurance recoverable
 (1),(2),(9)                                 238           962                  --                102
Separate accounts (6)                        701          (204)                 --                (26)
                                         -------       -------             -------            -------
SUPPLEMENTAL ASSET INFORMATION:
Total freestanding derivatives
 used to hedge U.S. GMWB including
 those in Levels 1, 2 and 3 (10)             643         3,374                  --             (1,353)
                                         -------       -------             -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable accounted for at
 fair value (2)
 U.S. GMWB                               $(1,433)      $(4,967)               $ --              $(126)
 U.K. GMWB                                   (17)          (56)                 13                 (4)
 Reinsured Japan GMIB                       (220)       (2,000)               (256)              (105)
 Reinsured Japan GMWB                         --           (28)                 (3)                (3)
 Reinsured Japan GMAB                        (22)           32                  (2)                (9)
 Institutional Notes                         (24)          (17)                 --                 --
 Equity Linked Notes                         (21)           13                  --                 --
Total other policyholder funds and
 benefits payable accounted for at
 fair value (2)                           (1,737)       (7,023)               (248)              (247)
Consumer notes                                (5)            5                  --                 (5)
                                         -------       -------             -------            -------
SUPPLEMENTAL INFORMATION:
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those in
 Levels 1, 2 and 3 and reinsurance
 recoverable) (8)                           (552)         (631)                 --             (1,377)
                                         -------       -------             -------            -------

                                                                             CHANGES IN
                                                                             UNREALIZED
                                                                           GAINS (LOSSES)
                                                                           INCLUDED IN NET
                                                                           INCOME RELATED
                                                           SFAS 157         TO FINANCIAL
                                      TRANSFERS IN        FAIR VALUE         INSTRUMENTS
                                         AND/OR              AS OF          STILL HELD AT
                                        (OUT) OF         DECEMBER 31,       DECEMBER 31,
                                       LEVEL 3 (7)           2008             2008 (3)
----------------------------------  -------------------------------------------------------
ASSETS
Fixed maturities                         $(1,301)            $8,742              $(515)
Equity securities,
 available-for-sale                         (481)                59                 (2)
Freestanding derivatives (4)
 Customized derivatives used to
  hedge U.S. GMWB                             --                941                850
 Other freestanding derivatives
  used to hedge U.S. GMWB                     --              1,696              1,043
 Macro hedge program                          --                137                102
 Other freestanding derivatives               98               (234)              (225)
Total Freestanding Derivatives                98              2,540              1,770
Reinsurance recoverable
 (1),(2),(9)                                  --              1,302                962
Separate accounts (6)                        315                786                (73)
                                         -------            -------            -------
SUPPLEMENTAL ASSET INFORMATION:
Total freestanding derivatives
 used to hedge U.S. GMWB including
 those in Levels 1, 2 and 3 (10)              --              2,664              3,374
                                         -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable accounted for at
 fair value (2)
 U.S. GMWB                                  $ --            $(6,526)           $(4,967)
 U.K. GMWB                                    --                (64)               (56)
 Reinsured Japan GMIB                         --             (2,581)            (2,000)
 Reinsured Japan GMWB                         --                (34)               (28)
 Reinsured Japan GMAB                         --                 (1)                32
 Institutional Notes                          --                (41)               (17)
 Equity Linked Notes                          --                 (8)                13
Total other policyholder funds and
 benefits payable accounted for at
 fair value (2)                               --             (9,255)            (7,023)
Consumer notes                                --                 (5)                 5
                                         -------            -------            -------
SUPPLEMENTAL INFORMATION:
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those in
 Levels 1, 2 and 3 and reinsurance
 recoverable) (8)                             --             (2,560)              (631)
                                         -------            -------            -------

(1) The January 1, 2008 fair value of $238 includes the pre-SFAS 157 fair value of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2008, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the consolidated balance sheet in other investments and other liabilities.

(5) AOCI refers to "Accumulated other comprehensive income" in the consolidated statement of changes in stockholder's equity. All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness due to extremely volatile capital markets in the second half of 2008.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The 'Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

For comparative and informational purposes only, the following tables rollforward the customized and freestanding derivatives used to hedge US GMWB, the reinsurance recoverable for US GMWB and the embedded derivatives reported in other policyholder funds and benefits payable for the year ended December 31, 2007. The fair value amounts in these following tables are the Pre-SFAS 157 fair values.

ROLL-FORWARD FOR THE TWELVE MONTHS FROM JANUARY 1, 2007 TO DECEMBER 31, 2007

                                                                        TOTAL
                                                                 REALIZED/UNREALIZED
                                           FAIR VALUE AS OF         GAINS (LOSSES)           PURCHASES,        FAIR VALUE AS OF
                                              JANUARY 1,             INCLUDED IN:          ISSUANCES, AND        DECEMBER 31,
                                                 2007                 NET INCOME            SETTLEMENTS              2007
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Customized derivatives used to hedge US
 GMWB                                             $ --                     $50                   $ --                  $50
Other freestanding derivatives used to
 hedge US GMWB                                     346                     198                     48                  592
Reinsurance recoverable for US GMWB                (22)                    127                     23                  128
LIABILITIES
Other policyholder funds and benefits
 payable accounted for at fair value US
 GMWB                                              $53                   $(661)                  $(99)               $(707)
 U.K. GMWB                                          --                      (8)                    --                   (8)
 Reinsured Japan GMIB                              119                    (159)                   (32)                 (72)
 Reinsured Japan GMAB                               --                       3                     (1)                   2
 Institutional Notes                                 4                     (28)                    --                  (24)
 Equity Linked Notes                                --                       1                    (22)                 (21)
Total other policyholder funds and
 benefits payable accounted for at fair
 value                                             176                    (852)                  (154)                (830)
SUPPLEMENTAL INFORMATION:
Net US GMWB (Embedded derivative,
 freestanding derivatives and
 reinsurance recoverable) (1)                      377                    (286)                   (28)                  63
                                                 -----                  ------                 ------               ------

(1) The net loss on US GMWB was primarily due to liability model assumption updates made during the second and third quarter to reflect newly reliable market inputs for volatility and model refinements.

The following table summarizes the notional amount and fair value of freestanding derivatives in other investments, reinsurance recoverables, embedded derivatives in other policyholder funds and benefits payable and consumer notes as of December 31, 2008, and December 31, 2007. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not necessarily reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis in the following table.

                                                                    DECEMBER 31, 2008                 DECEMBER 31, 2007
                                                                NOTIONAL           FAIR          NOTIONAL              FAIR
                                                                 AMOUNT            VALUE          AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables for U.S. GMWB (1)                         $11,437          $1,302          $6,579              $128
Customized derivatives used to hedge U.S. GMWB (2)                  10,464             941          12,784                50
Freestanding derivatives used to hedge U.S. GMWB                     8,156           1,723           8,573               592
U.S. GMWB (3)                                                       46,734          (6,526)         44,852              (707)
U.K. GMWB (3)                                                        1,672             (64)          1,048                (8)
Reinsured Japan GMIB (4)                                            20,062          (2,581)         15,297               (72)
Reinsured Japan GMWB (3)                                               361             (34)             --                --
Reinsured Japan GMAB (5)                                               130              (1)          2,768                 2
Macro hedge program (6)                                              2,188             137             661                18
Consumer Notes                                                          70              (5)             19                (5)
Equity Linked Notes                                                     55              (8)             50               (21)
                                                               -----------       ---------       ---------            ------
                                                        TOTAL     $101,329         $(5,116)        $92,631              $(23)
                                                               -----------       ---------       ---------            ------

The decrease in the net fair value of the derivative instruments in the table above was primarily due to the adoption of SFAS 157 and the net effects of capital market movements during 2008.

(1) The increase in notional amount of the reinsurance recoverables for U.S. GMWB was primarily due to the execution of a reinsurance transaction in July 2008.

(2) The decrease in notional amount of customized derivatives used to hedge U.S. GMWB was primarily due to current market conditions causing policyholder account values to decrease. The notional on these customized derivatives is the policyholder account value.

(3) The increase in notional amount of embedded derivatives associated with GMWB riders is primarily due to additional product sales.

(4) The increase in notional amount of the internal reinsurance associated with GMIB was primarily due to the strengthening of the yen as compared to the U.S. dollar.

(5) The decrease in notional amount of the Japan GMAB embedded derivative is primarily due to a significant decline in the equity markets triggering policyholders to elect the GMIB feature or lump sum payout in Japan's 3Win product.

(6) The increase in notional amount of the macro hedge is primarily due to the rebalancing of the Company's risk management program to place a greater relative emphasis on the protection of statutory surplus.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires additional disclosure of fair value information of financial instruments. The following include disclosures for other financial instruments not carried at fair value and not included in above FAS 157 discussion.

The carrying amounts and fair values of the Company's financial instruments not carried at fair value, at December 31, 2008 and 2007 were as follows:

                                                         2008                                 2007
                                               CARRYING               FAIR          CARRYING               FAIR
                                                Amount                Value          Amount                Value
------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                     $2,154               $2,366          $2,016               $2,061
 Mortgage loans on real estate                     4,896                4,265           4,166                4,169
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                    $14,421               14,158         $15,148              $15,097
 Consumer Notes                                    1,210                1,188             804                  809
                                               ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations.

- Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Other policyholder funds and benefits payable, not carried at fair value and not included in above FAS 157 fair value information, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2008            2007           2006
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT
 INCOME
Fixed maturities (1)                   $2,458         $2,714         $2,464
Equity securities,
 available-for-sale                        65             54             31
Equity securities, held for
 trading                                 (246)             1             16
Mortgage loans                            251            227            126
Policy loans                              136            132            140
Limited partnerships and other
 alternative investments                 (224)           112             67
Other investments                         (33)          (120)           (21)
                                    ---------       --------       --------
Gross investment income                 2,407          3,120          2,823
Less: Investment expenses                  65             63             55
                                    ---------       --------       --------
             NET INVESTMENT INCOME     $2,342         $3,057         $2,768
                                    ---------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                      $(1,737)         $(248)         $(105)
Equity securities                        (166)           (46)            (3)
Foreign currency transaction
 remeasurements                          (450)           102             18
Derivatives and other (2)              (3,410)          (742)          (208)
                                    ---------       --------       --------
        NET REALIZED CAPITAL GAINS
                          (LOSSES)    $(5,763)         $(934)         $(298)
                                    ---------       --------       --------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, hedge ineffectiveness on qualifying derivative instruments, foreign currency gains and losses, and other investment gains and losses.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2008           2007         2006
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(8,884)        $(597)       $800
Equity securities                            (181)          (41)          8
Net unrealized gains (losses) credited
 to policyholders                            (101)            3          (4)
                                        ---------       -------       -----
Net unrealized gains (losses)              (9,165)         (635)        804
Deferred income taxes and other items      (4,359)         (317)        301
                                        ---------       -------       -----
Net unrealized gains (losses), net of
 tax -- end of year                        (4,806)         (318)        503
Net unrealized gains (losses), net of
 tax -- beginning of year                    (318)          503         577
                                        ---------       -------       -----
CHANGE IN UNREALIZED GAINS (LOSSES) ON
         AVAILABLE-FOR-SALE SECURITIES    $(4,488)        $(821)       $(74)
                                        ---------       -------       -----

The change in net unrealized gain (loss) on equity securities, classified as held for trading, included in net investment income during the years ended December 31, 2008, 2007 and 2006, was $(250), $(17), and $12, respectively, substantially all of which have corresponding amounts credited to policyholders. This amount was not included in the table above.

                                                             DECEMBER 31, 2008
                                   COST OR              GROSS                GROSS
                                  AMORTIZED           UNREALIZED          UNREALIZED
                                    COST                GAINS               LOSSES             FAIR VALUE
------------------------------------------------------------------------------------------------------------
COMPONENTS OF AVAILABLE-FOR-
 SALE SECURITIES
ABS                                 $7,095                  $9              $(2,134)              $4,970
CMBS
 Agency backed                         243                   8                   --                  251
 Non-agency backed                   9,566                  15               (4,085)               5,496
CMOs
 Agency backed                         539                  30                   (3)                 566
 Non-agency backed                     320                  --                 (102)                 218
Corporate                           21,252                 441               (2,958)              18,735
Government/government
 agencies
 Foreign                             2,094                  86                  (33)               2,147
 United States                       5,033                  75                  (39)               5,069
MBS                                  1,385                  23                   (5)               1,403
States, municipalities and
 political subdivisions                917                   8                 (220)                 705
Redeemable preferred stock              --                  --                   --                   --
                                   -------               -----              -------              -------
             FIXED MATURITIES       48,444                 695               (9,579)              39,560
Equity securities, available-
 for-sale                              614                   4                 (184)                 434
                                   -------               -----              -------              -------
            TOTAL SECURITIES,
           AVAILABLE-FOR-SALE      $49,058                $699              $(9,763)             $39,994
                                   -------               -----              -------              -------

                                                         DECEMBER 31, 2007
                                   COST OR              GROSS                GROSS
                                  AMORTIZED           UNREALIZED          UNREALIZED          FAIR
                                    COST                GAINS               LOSSES            VALUE
-----------------------------  ---------------------------------------------------------------------
COMPONENTS OF AVAILABLE-FOR-
 SALE SECURITIES
ABS                                 $7,602                 $24                $(519)          $7,107
CMBS
 Agency backed                         249                   6                   --              255
 Non-agency backed                  11,266                 153                 (572)          10,847
CMOs
 Agency backed                         793                  18                   (3)             808
 Non-agency backed                     411                   4                   (2)             413
Corporate                           21,963                 807                 (571)          22,199
Government/government
 agencies
 Foreign                               465                  35                   (2)             498
 United States                         516                  14                   (1)             529
MBS                                  1,750                  15                  (15)           1,750
States, municipalities and
 political subdivisions              1,226                  32                  (20)           1,238
Redeemable preferred stock               2                   2                   (2)               2
                                   -------              ------              -------          -------
             FIXED MATURITIES       46,243              $ 1,110             $ (1,707)        $ 45,646
Equity securities, available-
 for-sale                              781                  10                  (51)             740
                                   -------              ------              -------          -------
            TOTAL SECURITIES,
           AVAILABLE-FOR-SALE      $47,024               1,120               (1,758)         $46,386
                                   -------              ------              -------          -------

The amortized cost and estimated fair value of fixed maturity investments by contractual maturity year are shown below.

                                                DECEMBER 31, 2008
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,511                     $1,564
Over one year through five
 years                                     9,297                      8,757
Over five years through ten
 years                                     9,035                      8,154
Over ten years                            19,262                     13,928
                                       ---------                  ---------
                       SUBTOTAL           39,105                     32,403
ABS, MBS, and CMOs                         9,339                      7,157
                                       ---------                  ---------
                          TOTAL          $48,444                    $39,560
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage-and asset-backed securities which is why ABS, MBS and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                     2008           2007            2006
--------------------------------------------------------------------------------
SALES OF FIXED MATURITY AND
 AVAILABLE-FOR-SALE EQUITY
 SECURITY INVESTMENTS
SALE OF FIXED MATURITIES
Sale proceeds                        $9,366         $12,415         $16,159
Gross gains                             291             246             210
Gross losses                           (472)           (135)           (230)
SALE OF EQUITY SECURITIES,
 AVAILABLE-FOR-SALE
Sale proceeds                          $126            $296            $249
Gross gains                              11              12               5
Gross losses                            (21)             (7)             (5)
                                    -------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

Other than U.S. government and certain U.S. government agencies backed by the full faith and credit of the U.S. government, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity, is the Government of Japan, which represents $1.9 billion, or 61%, of stockholders' equity. For further discussion of concentration of credit risk, see the "Concentration of Credit Risk" section in Note 4 of Notes to Consolidated Financial Statements.

The Company's largest exposures by issuer as of December 31, 2008 were the Government of Japan, JPMorgan Chase & Company and General Electric Company, which comprised approximately 3.3%, 0.5% and 0.4%, respectively, of total invested assets. Other than U.S. government and certain U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2007 were General Electric Company, Citigroup Inc. and Vodafone Group, which each comprise less than 0.5% of total invested assets.

The Company's largest three exposures by sector, as of December 31, 2008 were commercial mortgage and real estate, basic industry and U.S. government/government agencies which comprised approximately 19%, 12% and 9%, respectively, of total invested assets. The Company's largest three exposures by sector, as of December 31, 2007 were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 9%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. The largest concentrations, as of December 31, 2008, were in California, Illinois and Hawaii which each comprise less than 0.5% of total invested assets and as of December 31, 2007, were in California, Oregon and Illinois which each comprise less than 1% of total invested assets.

SECURITY UNREALIZED LOSS AGING

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Other-Than-Temporary Impairments on Available-for-Sale Securities section of Note 1. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in fair value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following tables present the Company's unrealized loss aging for total fixed maturity and equity securities classified as available-for-sale by investment type and length of time the security was in a continuous unrealized loss position.

                                                              DECEMBER 31, 2008
                                                             LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR              UNREALIZED
                                               COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------------------------
ABS                                             $1,475               $1,169                $(306)
CMBS -- Non-agency backed                        4,108                2,992               (1,116)
CMOs
 Agency backed                                      39                   38                   (1)
 Non-agency backed                                 252                  176                  (76)
Corporate                                       11,101                9,500               (1,601)
Government/government agencies
 Foreign                                           788                  762                  (26)
 United States                                   3,952                3,913                  (39)
MBS                                                 46                   46                   --
States, municipalities and political               524                  381                 (143)
 subdivisions
                                             ---------            ---------            ---------
                TOTAL FIXED MATURITIES          22,285               18,977               (3,308)
Equity securities, available-for-sale              433                  296                 (137)
                                             ---------            ---------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $22,718              $19,273              $(3,445)
                                             ---------            ---------            ---------

                                                                DECEMBER 31, 2008
                                                                  12 MONTHS OR MORE
                                                  AMORTIZED              FAIR             UNREALIZED
                                                    COST                VALUE               LOSSES
--------------------------------------  -----------------------------------------------------------------
ABS                                                  $5,463              $3,635              $(1,828)
CMBS -- Non-agency backed                             5,300               2,331               (2,969)
CMOs
 Agency backed                                           32                  30                   (2)
 Non-agency backed                                       68                  42                  (26)
Corporate                                             4,757               3,400               (1,357)
Government/government agencies
 Foreign                                                 29                  22                   (7)
 United States                                           38                  38                   --
MBS                                                     183                 178                   (5)
States, municipalities and political                    297                 220                  (77)
 subdivisions
                                                  ---------            --------            ---------
                TOTAL FIXED MATURITIES               16,167               9,896               (6,271)
Equity securities, available-for-sale                   136                  89                  (47)
                                                  ---------            --------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $16,303              $9,985              $(6,318)
                                                  ---------            --------            ---------

                                                                DECEMBER 31, 2008
                                                                      TOTAL
                                               AMORTIZED              FAIR              UNREALIZED
                                                 COST                 VALUE               LOSSES
-------------------------------------------------------------------------------------------------------
ABS                                               $6,938               $4,804              $(2,134)
CMBS -- Non-agency backed                          9,408                5,323               (4,085)
CMOs
 Agency backed                                        71                   68                   (3)
 Non-agency backed                                   320                  218                 (102)
Corporate                                         15,858               12,900               (2,958)
Government/government agencies
 Foreign                                             817                  784                  (33)
 United States                                     3,990                3,951                  (39)
MBS                                                  229                  224                   (5)
States, municipalities and political                 821                  601                 (220)
 subdivisions
                                               ---------            ---------            ---------
                  TOTAL FIXED MATURITIES          38,452               28,873               (9,579)
Equity securities, available-for-sale                569                  385                 (184)
                                               ---------            ---------            ---------
   TOTAL TEMPORARILY IMPAIRED SECURITIES         $39,021              $29,258              $(9,763)
                                               ---------            ---------            ---------

                                                              DECEMBER 31, 2007
                                                             LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR              UNREALIZED
                                               COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------------------------
ABS                                             $6,271               $5,789                $(482)
CMBS -- Non-agency backed                        5,493                5,010                 (483)
CMOs
 Agency backed                                     270                  268                   (2)
 Non-agency backed                                  97                   96                   (1)
Corporate                                        8,381                7,947                 (434)
Government/government agencies
 Foreign                                            86                   84                   (2)
 United States                                     136                  135                   (1)
MBS                                                 49                   48                   (1)
States, municipalities and political
 subdivisions                                      383                  373                  (10)
Redeemable preferred stock                           4                    2                   (2)
                                             ---------            ---------            ---------
                TOTAL FIXED MATURITIES          21,170               19,752               (1,418)
Equity securities, available-for-sale              615                  565                  (50)
                                             ---------            ---------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $21,785              $20,317              $(1,468)
                                             ---------            ---------            ---------

                                                              DECEMBER 31, 2007
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $497                 460               $(37)
CMBS -- Non-agency backed                            1,808               1,719                (89)
CMOs
 Agency backed                                          60                  59                 (1)
 Non-agency backed                                      33                  32                 (1)
Corporate                                            2,554               2,417               (137)
Government/government agencies
 Foreign                                                43                  43                 --
 United States                                           7                   7                 --
MBS                                                    760                 746                (14)
States, municipalities and political
 subdivisions                                          189                 179                (10)
Redeemable preferred stock                              --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               5,951               5,662               (289)
Equity securities, available-for-sale                   20                  19                 (1)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $5,971              $5,681              $(290)
                                                  --------            --------            -------

                                                                DECEMBER 31, 2007
                                                                      TOTAL
                                               AMORTIZED              FAIR              UNREALIZED
                                                 COST                 VALUE               LOSSES
-------------------------------------------------------------------------------------------------------
ABS                                               $6,768               $6,249                $(519)
CMBS -- Non-agency backed                          7,301                6,729                 (572)
CMOs
 Agency backed                                       330                  327                   (3)
 Non-agency backed                                   130                  128                   (2)
Corporate                                         10,935               10,364                 (571)
Government/government agencies
 Foreign                                             129                  127                   (2)
 United States                                       143                  142                   (1)
MBS                                                  809                  794                  (15)
States, municipalities and political
 subdivisions                                        572                  552                  (20)
Redeemable preferred stock                             4                    2                   (2)
                                               ---------            ---------            ---------
                  TOTAL FIXED MATURITIES          27,121               25,414               (1,707)
Equity securities, available-for-sale                635                  584                  (51)
                                               ---------            ---------            ---------
   TOTAL TEMPORARILY IMPAIRED SECURITIES         $27,756              $25,998              $(1,758)
                                               ---------            ---------            ---------

As of December 31, 2008, available-for-sale securities in an unrealized loss position, comprised of approximately 4,156 securities, were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The increase in unrealized losses was largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 60% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy and the Company's intent to retain these investments for a period of time sufficient to allow for recovery in value, the Company has determined that these securities are temporarily impaired.

The following tables present the Company's unrealized loss aging by length of time the security was in a continuous greater than 20% unrealized loss position.

                     SECURITIZED ASSETS DEPRESSED OVER 20%

                                                 DECEMBER 31, 2008
                                         COST OR
                                        AMORTIZED              FAIR             UNREALIZED
                      ITEMS               COST                VALUE                LOSS
-----------------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                    652               $7,786              $4,561              $(3,225)
Greater than three
 to six months           119                1,122                 444                 (678)
Greater than six to
 nine months              89                1,145                 458                 (687)
Greater than nine
 to twelve months        143                1,363                 391                 (972)
Greater than twelve
 months                   31                  311                  57                 (254)
                     -------            ---------            --------            ---------
              TOTAL    1,034              $11,727              $5,911              $(5,816)
                     -------            ---------            --------            ---------

                                                       DECEMBER 31, 2007
                                               COST OR
                                              AMORTIZED                  FAIR                UNREALIZED
                         ITEMS                   COST                   VALUE                   LOSS
-------------------  --------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      115                     $918                   $613                   $(305)
Greater than three
 to six months              18                      130                     76                     (54)
Greater than six to
 nine months                --                       --                     --                      --
Greater than nine
 to twelve months           --                       --                     --                      --
Greater than twelve
 months                      3                       33                     22                     (11)
                          ----                 --------                 ------                 -------
              TOTAL        136                   $1,081                   $711                   $(370)
                          ----                 --------                 ------                 -------

                    ALL OTHER SECURITIES DEPRESSED OVER 20%

                                               COST DECEMBER 31, 2008
                                              AMORTIZED              FAIR             UNREALIZED
                         ITEMS                   COST               VALUE                LOSS
-----------------------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      564                   $6,396              $4,188              $(2,171)
Greater than three
 to six months              28                      238                 124                 (114)
Greater than six to
 nine months                14                      173                 102                  (71)
Greater than nine
 to twelve months           11                      199                 112                  (87)
Greater than twelve
 months                     --                       --                  --                   --
                          ----                 --------            --------            ---------
              TOTAL        617                   $6,969              $4,526              $(2,443)
                          ----                 --------            --------            ---------

                                            COST ORDECEMBER 31, 2007
                                           AMORTIZED               FAIR              UNREALIZED
                         ITEMS                COST                VALUE                 LOSS
-------------------  -----------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      52                  $65                  $50                  $(15)
Greater than three
 to six months              5                   30                    5                   (25)
Greater than six to
 nine months               --                   --                   --                    --
Greater than nine
 to twelve months          --                   --                   --                    --
Greater than twelve
 months                     1                    2                    1                    (1)
                          ---                 ----                 ----                 -----
              TOTAL        58                  $97                  $56                  $(41)
                          ---                 ----                 ----                 -----

The majority of securitized assets depressed over 20% for six consecutive months are primarily related to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, and the Company's assertion of its ability and intent to retain the securities until recovery, it has been determined that these securities are temporarily impaired as of December 31, 2008.

The majority of all other securities depressed over 20% for six consecutive months or greater in the tables above primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see significant price recovery on these securities within a reasonable period of time and, therefore, has determined that these securities are temporarily impaired as of December 31, 2008.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.9 billion and $4.2 billion as of December 31, 2008 and 2007, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type.

At December 31, 2008, the Company held delinquent mortgage loans on two properties with a carrying value of $32 which were deemed impaired and accordingly, a valuation allowance of $13 was established. At December 31, 2007, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans and therefore had no valuation allowance.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                                      DECEMBER 31, 2008                           DECEMBER 31, 2007
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                 $121                     2.5%               $101                     2.4%
Middle Atlantic                                     556                    11.4%                503                    12.1%
Mountain                                            115                     2.3%                101                     2.4%
New England                                         407                     8.3%                348                     8.4%
Pacific                                           1,205                    24.6%                959                    23.0%
South Atlantic                                      665                    13.6%                749                    18.0%
West North Central                                   56                     1.1%                 25                     0.6%
West South Central                                  205                     4.2%                179                     4.3%
Other (1)                                         1,566                    32.0%              1,201                    28.8%
                                               --------                 -------            --------                 -------
                                   TOTAL         $4,896                   100.0%             $4,166                   100.0%
                                               --------                 -------            --------                 -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                                      DECEMBER 31, 2008                           DECEMBER 31, 2007
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Industrial                                         $790                    16.1%               $424                    10.2%
Lodging                                             383                     7.8%                424                    10.2%
Agricultural                                        435                     8.9%                236                     5.7%
Multifamily                                         798                    16.3%                708                    17.0%
Office                                            1,456                    29.8%              1,550                    37.2%
Retail                                              790                    16.1%                702                    16.8%
Other                                               244                     5.0%                122                     2.9%
                                               --------                 -------            --------                 -------
                                   TOTAL         $4,896                   100.0%             $4,166                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES ("VIE")

The Company is involved with variable interest entities primarily through its affiliate, Hartford Investment Management Company ("HIMCO") as a collateral manager and as an investor through normal investment activities. The Company's involvement includes providing investment management and administrative services for a fee and holding ownership or other interests as an investor.

VIEs may or may not be consolidated on the Company's consolidated financial statements. When the Company is the primary beneficiary of the VIE, all of the assets and liabilities of the VIE are consolidated into the Company's financial statements. The Company also reports a liability for the portion of the VIE that represents the minority interest of other investors in the VIE. When the Company concludes that it is not the primary beneficiary of the VIE, only the fair value of the Company's interest in the VIE is recorded in the Company's financial statements.

At December 31, 2007, HIMCO was the collateral manager of four VIEs with provisions that allowed for termination if the fair value of the aggregate referenced bank loan portfolio declined below a stated level. These VIEs were market value CLOs that invested in senior secured bank loans through total return swaps. Two of these market value CLOs were consolidated, and two were not consolidated. During the first quarter of 2008, the fair value of the aggregate referenced bank loan portfolio declined below the stated level in all four market value CLOs and the total return swap counterparties terminated the transactions. Three of these CLOs were restructured from market value CLOs to cash flow CLOs without market value triggers and the remaining CLO terminated in January 2009. The Company realized a capital loss of $50, before-tax, from the termination of these CLOs. In connection with the restructurings, the Company purchased interests in two of the resulting VIEs, one of which the Company is the primary beneficiary. These purchases resulted in an increase in the Company's maximum exposure to loss for both consolidated and non-consolidated VIEs.

As of December 31, 2008 and 2007, the Company had relationships with five and six VIEs, respectively, where the Company was the primary beneficiary. The following table sets forth the carrying value of assets and liabilities, and the Company's maximum exposure to loss on these consolidated VIEs.

                                                      DECEMBER 31, 2008            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CLOs                                  $339                     $89                    $237
Limited partnerships                   151                      72                      79
Other investments                      249                     103                     166
                                    ------                  ------                  ------
                        TOTAL         $739                    $264                    $482
                                    ------                  ------                  ------

                                                      DECEMBER 31, 2007            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)             TO LOSS
-----------------------------  ----------------------------------------------------------------
CLOs                                  $128                     $73                     $74
Limited partnerships                   309                     121                     188
Other investments                      296                     126                     178
                                    ------                  ------                  ------
                        TOTAL         $733                    $320                    $440
                                    ------                  ------                  ------

(1) Creditors have no recourse against the Company in the event of default by the VIE. Includes noncontrolling interest in limited partnerships and other investments of $154 and $242 as of December 31, 2008 and December 31, 2007, respectively, that is reported as a separate component of equity in the Company's Condensed Consolidated Balance Sheet pursuant to SFAS 160.

(2) The Company's maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the consolidated assets net of liabilities at cost. The Company has no implied or unfunded commitments to these VIEs.

CLOs represent one fund at December 31, 2008, which is a cash flow CLO financed by issuing debt in tranches of varying seniority and is a VIE due to the lack of voting equity in the capital structure. HIMCO provides collateral management services to the CLO and earns a fee for those services and the Company has investments in debt issued by the CLO. Taking those interests into consideration, the Company has performed a quantitative analysis and determined that it will absorb a majority of the expected losses or residual returns in the fund and as a result is the primary beneficiary. Consolidated assets are classified in cash and fixed maturities and consolidated liabilities are classified in other liabilities. At December 31, 2007, CLOs represent two market value CLOs, one of which converted to the cash flow CLO described above and the second which terminated during the fourth quarter of 2008.

At December 31, 2008 and 2007, limited partnerships represent investments in two hedge funds that are financed by issuing equity shares to investors, and are VIEs based on the lack of decision making ability held by the equity investors. The primary source of variability generated by these VIEs is the fund's investment portfolio and that variability is passed to equity holders. The Company holds a majority interest in the equity of the funds and as a result will absorb the majority of the funds expected losses or residual returns and therefore is the primary beneficiary. Consolidated assets and liabilities are classified in other investments and other liabilities, respectively.

Other investments at December 31, 2008 consist of two investment trusts that are financed by issuing beneficial interests that do not have voting rights to investors. The Company holds a majority of the beneficial interests issued by these trusts and as the majority holder, will absorb a majority of expected losses or residual returns and therefore is the primary beneficiary. The Company was not the primary beneficiary of one of those trusts at December 31, 2007. Consolidated assets and liabilities are classified in fixed maturities and other liabilities, respectively. At December 31, 2007, other investments included two investment trusts, one of which has liquidated and the second remains at December 31, 2008.

As of December 31, 2008 and 2007, the Company also held significant variable interests in three and four VIEs, respectively, where the Company is not the primary beneficiary. That determination has been made based on a quantitative analysis of whether the Company will absorb a majority of the expected losses or residual returns of the VIE, considering its variable interests, as well as, those of other variable interest holders. These investments have been held by the Company for two years.

The following table sets forth the carrying value of assets and liabilities that relate to the Company's variable interests in unconsolidated VIEs and the Company's maximum exposure to loss resulting from involvement with those VIEs.

                                                                               MAXIMUM
                                                    DECEMBER 31, 2008          EXPOSURE
                                    ASSETS             LIABILITIES             TO LOSS
-------------------------------------------------------------------------------------------
CLOs                                  $280                 $ --                   $316
CDOs                                     3                   --                     13
                                    ------                 ----                 ------
                    TOTAL (1)         $283                 $ --                   $329
                                    ------                 ----                 ------

                                                                             MAXIMUM
                                                   DECEMBER 31, 2007         EXPOSURE
                                   ASSETS            LIABILITIES             TO LOSS
-----------------------------  ----------------------------------------------------------
CLOs                                 $11                 $ --                    $14
CDOs                                  61                   --                     86
                                    ----                 ----                 ------
                    TOTAL (1)        $72                 $ --                   $100
                                    ----                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CLOs/CDOs at cost. The Company has no implied or unfunded commitments to these VIEs.

At December 31, 2008, CLOs include one fund that is financed by issuing debt securities in tranches of varying seniority. That fund is a cash flow CLO and a VIE due to the lack of voting equity in its capital structure. The Company holds variable interests through fees earned by HIMCO as the collateral manager and investments in debt issued by the fund with a carrying amount at December 31, 2008 of $280. At December 31, 2007, CLOs represent two market value CLOs, one of which converted to the cash flow CLO described above and the second for which the Company is no longer involved with following its conversion from a market value to a cash flow CLO.

At December 31, 2008 and 2007, CDOs consist of two VIEs that are financed by issuing debt having no voting rights to investors. The Company has variable interests in each CDO by virtue of its investment in that debt and fees received by HIMCO as the collateral manager. The carrying amount of the investment in debt issued by the CDO is $3 at December 31, 2008 and is classified in fixed maturities.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, a cash-flow hedge, a foreign-currency hedge, a net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the Consolidated Balance Sheets at fair value and are presented as assets or liabilities as determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity. The fair value of derivative instruments, excluding income accruals and cash collateral held, are presented as of December 31, as follows:

                                      ASSET VALUES          LIABILITY VALUES
                                    2008          2007     2008           2007
--------------------------------------------------------------------------------
Fixed maturities,
 available-for-sale                   $ --         $ --        $3           $ --
Other investments                    1,122          446        --             --
Reinsurance recoverables             1,302          128        --             --
Other policyholder funds and
 benefits payable                       --            2     9,214            809
Consumer notes                          --           --         5              5
Other liabilities (1)                2,206           --        --            354
                                  --------       ------  --------       --------
                           TOTAL    $4,630         $576    $9,222         $1,168
                                  --------       ------  --------       --------

(1) Included in Other liabilities on the balance sheet is a liability value of $2,531 and $114 related to derivative collateral as of December 31, 2008 and 2007, respectively.

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2008 and 2007. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, ("non-qualifying strategies") are presented below on a before-tax basis for the years ended December 31, 2008 and 2007.

                                                                                                    HEDGE INEFFECTIVENESS,
                                            NOTIONAL AMOUNT            FAIR VALUE                         BEFORE-TAX
HEDGING STRATEGY                          2008            2007     2008          2007              2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used to
 better match cash receipts from
 assets with cash disbursements
 required to fund liabilities
 The Company also enters into forward
 starting swap agreements to hedge the
 interest rate exposure related to the
 purchase of fixed-rate securities or
 the anticipated future cash flows of
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives are primarily
 structured to hedge interest rate
 risk inherent in the assumptions used
 to price certain liabilities
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio                      $6,798         $4,019     $422           $73              $7                    2
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash
 flows associated with certain foreign
 denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments to U.S. dollars in
 order to minimize cash flow
 fluctuations due to changes in
 currency rates                             1,005          1,226      (21)         (269)              1                   (2)
                                        ---------       --------  -------       -------            ----                 ----
                TOTAL CASH-FLOW HEDGES     $7,803         $5,245     $401         $(196)             $8                 $ --
                                        ---------       --------  -------       -------            ----                 ----
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.        2,138          3,594      (86)          (38)             (1)                  --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates                       696            696      (57)           25              --                   --
                                        ---------       --------  -------       -------            ----                 ----
               TOTAL FAIR-VALUE HEDGES     $2,834         $4,290    $(143)         $(13)            $(1)                $ --
                                        ---------       --------  -------       -------            ----                 ----
 TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $10,637         $9,535     $258         $(209)             $7                 $ --
                                        ---------       --------  -------       -------            ----                 ----

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
NON-QUALIFYING STRATEGIES
Interest rate swaps, caps, floors, and
forwards
 The Company uses interest rate swaps,
 caps and floors to manage duration
 risk between assets and liabilities
 in certain portfolios. In addition,
 the Company enters into interest rate
 swaps to terminate existing swaps,
 thereby offsetting the changes in
 value of the original swap. As of
 December 31, 2008 and 2007, the
 notional amount of interest rate
 swaps in offsetting relationships was
 $3.9 billion and $1.2 billion,
 respectively.
 The Company may also use interest
 rate forwards to replicate the
 purchase of mortgage-backed
 securities to manage duration risk
 and liquidity                               $5,269            $6,666       $(90)           --              $3           $22
Foreign currency swaps, forwards, and
swaptions
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments
 The Company also enters into foreign
 currency interest rate swaps and
 swaptions to hedge Yen interest rate
 exposures related to certain
 liability contracts sold in Japan              389               199         10            (8)             27            (8)
Credit default swaps that sell credit
protection
 The Company enters into credit
 default swap agreements in which the
 Company assumes credit risk of an
 individual entity, referenced index
 or asset pool. These contracts
 entitle the Company to receive a
 periodic fee in exchange for an
 obligation to compensate the
 derivative counterparty should a
 credit event occur on the part of the
 referenced security issuers. Also
 included are embedded derivatives
 associated with credit linked notes
 with a notional amount of $106 and
 $131 as of December 31, 2008 and
 2007, respectively. The maximum
 potential future exposure to the
 Company is the notional amount of the
 swap contracts, which is $940 and
 $1,849, before-tax, as of December
 31, 2008 and 2007, respectively                940             1,849       (309)         (235)           (313)         (128)

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
Total return and credit index swaps
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific
 index or collateral portfolio. The
 maximum potential future exposure to
 the Company for the credit index
 swaps is the notional value and for
 the total return swaps is the cash
 collateral associated with the
 transaction, which has termination
 triggers that limit investment
 losses. The Company had no exposure
 to such contracts at December 31,
 2008. As of December 31, 2007, the
 maximum potential future exposure to
 the Company from such contracts was
 $983, before-tax                                --             1,731         --           (62)            (99)          (74)
Credit default swaps that purchase
credit protection
 The Company enters into credit
 default swap agreements in which the
 Company reduces credit risk to an
 individual entity. These contracts
 require the Company to pay a
 derivative counterparty a periodic
 fee in exchange for compensation from
 the counterparty should a credit
 event occur on the part of the
 referenced security issuer. The
 Company enters into these agreements
 as an efficient means to reduce
 credit exposure to specified issuers
 or sectors                                   2,633             3,494        246            56             211            59
Credit default swaps in offsetting
 positions
 The Company enters into credit
 default swap agreements to terminate
 existing credit default swaps,
 thereby offsetting the changes in
 value of the original swap going
 forward.                                     1,453                --         (8)           --              --            --
Japanese fixed annuity hedging
 instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and
 Yen interest rate exposures
 associated with the Yen denominated
 individual fixed annuity product. The
 associated liability is adjusted for
 changes in spot rates which was $450
 and $(102), before-tax, as of
 December 31, 2008 and 2007,
 respectively, and offsets the
 derivative change in value                   2,334             1,849        383          (115)            487            53

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider
 primarily in the U.S and to a lesser
 extent, the U.K The GMWB is a
 bifurcated embedded derivative that
 provides the policyholder with a GRB
 if the account value is reduced to
 zero through a combination of market
 declines and withdrawals. The GRB is
 generally equal to premiums less
 withdrawals. The policyholder also
 has the option, after a specified
 time period, to reset the GRB to the
 then-current account value, if
 greater. The notional value of the
 embedded derivative is the GRB
 balance. For a further discussion,
 see the Derivative Instruments
 section of Note 2                          $48,406           $45,900    $(6,590)        $(715)        $(5,785)        $(670)
GMWB reinsurance contracts
 The Company has entered into
 reinsurance arrangements to offset a
 portion of its risk exposure to the
 GMWB for the remaining lives of
 covered variable annuity contracts.
 Reinsurance contracts covering GMWB
 are accounted for as free-standing
 derivatives. The notional amount of
 the reinsurance contracts is the GRB
 amount                                      11,798            $6,579      1,268           128           1,073           127
GMWB hedging instruments
 The Company enters into derivative
 contracts to partially economically
 hedge exposure to the volatility
 associated with the portion of the
 GMWB liabilities which are not
 reinsured. These derivative contracts
 include customized swaps, interest
 rate swaps and futures, and equity
 swaps, put and call options, and
 futures, on certain indices including
 the S&P 500 index, EAFE index, and
 NASDAQ index                                18,620            21,357      2,664           642           3,374           257
Guaranteed minimum benefit product
reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives
 for the lives of the host variable
 annuity contracts. The reinsurance
 contracts are accounted for as
 free-standing derivative contracts.
 The notional amount of the
 reinsurance contracts is the Yen
 denominated GRB balance value
 converted at the year-end Yen to U.S.
 dollar foreign spot exchange rate           20,192            18,065     (2,582)          (70)         (2,133)         (156)

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
Equity index swaps, options, and
 futures
 The Company offers certain equity
 indexed products, which may contain
 an embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition,
 the Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.
 The Company may also enter into
 equity indexed futures to hedge the
 equity volatility of certain
 liability contracts                            249               149        (14)          (22)            (23)            2
Japan variable annuity hedging
 instruments
 The Company enters into foreign
 currency forward and option contracts
 that convert euros to Yen in order to
 economically hedge the foreign
 currency risk associated with certain
 Japanese variable annuity products             259                --         35            --              40           (10)
Macro hedge program
 The Company utilizes option contracts
 as well as futures contracts to
 partially economically hedge the
 statutory reserve impact of equity
 risk arising primarily from GMDB and
 GMWB obligations against a decline in
 the equity markets.                          2,188               661        137            18              74           (12)
Coinsurance and modified coinsurance
reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance
 with funds withheld and modified
 coinsurance reinsurance agreement
 ("Agreement") with an affiliate
 reinsurance company to provide
 statutory surplus relief for certain
 life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative                                   1,068               655         --            --              --            --
                                        -----------       -----------  ---------       -------       ---------       -------
       TOTAL NON-QUALIFYING STRATEGIES     $115,798          $109,154    $(4,850)        $(383)        $(3,064)        $(538)
                                        -----------       -----------  ---------       -------       ---------       -------
                 TOTAL DERIVATIVES (1)     $126,435          $118,689    $(4,592)        $(592)        $(3,057)        $(538)
                                        -----------       -----------  ---------       -------       ---------       -------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, for derivatives in non-qualifying strategies.

Change in Notional Amount

The notional amount of derivatives in cash-flow hedge relationships increased $2.6 billion since December 31, 2007, primarily due to an increase in interest rate swaps used to convert interest receipts on floating-rate securities to fixed rates. The Company increased the notional amount related to this strategy due to the significant decline in variable interest rates during 2008.

The notional amount of derivatives in fair-value hedge relationships decreased $1.5 billion since December 31, 2007, primarily due to a decline in interest rate swaps used to convert interest receipts of fixed-rate securities to floating-rates. The Company decreased the notional amount related to this strategy due to the significant decline in variable interest rates during 2008.

The notional amount of derivatives used in non-qualifying strategies increased $6.6 billion since December 31, 2007, primarily due to the following:

- For a discussion on the increase in notional amount of derivatives associated with GMWB riders refer to Note 3.

- For a discussion on the increase in notional amount of derivatives associated with GMIB reinsured from a related party refer to Note 3.

- The Company increased the notional amount of derivatives associated with the macro hedge program. During the three months ended December 31, 2008, the Company rebalanced its risk management program to place a greater relative emphasis on the protection of statutory surplus. As a result, the Company added the equivalent of $1.9 billion notional of equity futures as part of the macro hedge program to partially economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

- For a discussion on the decline in notional amount related to derivatives associated with GMAB reinsured from a related party refer to Note 4.

- The notional amount related to credit derivatives declined primarily due to terminations and maturities of credit derivatives, which reduced the overall net credit exposure assumed by the Company through credit derivatives.

Change in Fair Value

The decrease of $4.0 billion in total fair value of derivative instruments since December 31, 2007, was primarily related to the following:

- For a discussion on the decrease in fair value on GMWB related derivatives refer to note 3.

- For a discussion on the decrease in fair value of derivatives associated with the reinsurance of GMIB, GMWB and GMAB reinsured from a related party refer to Note 3.

- The fair value of the Japanese fixed annuity hedging instruments increased primarily due to the Japanese Yen strengthening against the U.S. dollar.

- The fair value of interest rate derivatives increased primarily due to a decline in interest rates as well as an increase in notional amount.

- The fair value of foreign currency swaps hedging foreign fixed rate bonds increased primarily due to the U.S. dollar strengthening against the euro.

Net Realized Capital Gains (Losses)

The total change in value for non-qualifying strategies, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the year ended December 31, 2008, the net realized capital loss of $3.1 billion related to non-qualifying strategies was primarily due to the following:

- For a discussion on the net loss on derivatives associated with GMIB reinsured from a related party refer to Note 3.

- For a discussion on the net loss on derivatives associated with GMWB related hedging derivatives refer to Note 3.

- The net loss on credit default swaps was primarily due to losses on credit derivatives that sell credit protection, partially offset by gains on credit derivatives that purchase credit protection, both resulting from credit spreads widening significantly during the year.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

- The net gain on the macro hedge program was primarily driven by a decline in the equity markets, partially offset by losses due to swap spreads tightening.

For the year ended December 31, 2007, the net realized capital loss of $538 related to non-qualifying strategies was primarily related to the following:

- For a discussion on the net loss associated with GMWB related derivatives refer to Note 3.

- The net loss on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, was a result of credit spreads widening.

- For a discussion on the loss on derivatives associated with GMIB reinsured from a related party refer to Note 3.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

For the year ended December 31, 2008, the Company incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

For the year ended December 31, 2008 and 2007, the before tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $3 and ($16), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is five years. For the year ended December 31, 2008, the Company had $198, before-tax, of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. Of this amount, $202 resulted from the termination of an interest rate swap due to the sale of the related hedged structured security. The interest rate swap was used to convert the LIBOR based floating rate structured security to a fixed rate structured security. For the years ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers, baskets of up to five corporate issuers, and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                                                               AS OF DECEMBER 31, 2008
                                                                                                UNDERLYING REFERENCED
                                                                           WEIGHTED            CREDIT OBLIGATION(S) (1)
                                                                            AVERAGE                             AVERAGE
                                            NOTIONAL       FAIR            YEARS TO                              CREDIT
                                           AMOUNT (2)      VALUE           MATURITY           TYPE               RATING
----------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  $47         $ --            4 years         Corporate                A-
                                                                                                Credit
Below investment grade risk exposure              46          (12)           4 years         Corporate              CCC+
                                                                                                Credit
Basket credit default swaps (4)
 Investment grade risk exposure                1,139         (196)           5 years         Corporate                A-
                                                                                                Credit
 Investment grade risk exposure                  203          (70)          42 years              CMBS               AAA
                                                                                                Credit
 Below investment grade risk exposure            125         (104)           6 years         Corporate               BB+
                                                                                                Credit
Credit linked notes
 Investment grade risk exposure                  106           95            2 years         Corporate              BBB+
                                                                                                Credit
                                            --------      -------
                                 TOTAL        $1,666        $(287)
                                            --------      -------


                                           OFFSETTING      OFFSETTING
                                            NOTIONAL          FAIR
                                           AMOUNT (3)      VALUE (3)
--------------------------------------  ------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                $35             $(9)

Below investment grade risk exposure            --              --

Basket credit default swaps (4)
 Investment grade risk exposure                489               8

 Investment grade risk exposure                203              70

 Below investment grade risk exposure           --              --

Credit linked notes
 Investment grade risk exposure                 --              --

                                            ------            ----
                                 TOTAL        $727             $69
                                            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4) Includes $1.3 billion of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $175 of customized diversified portfolios of corporate issuers.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities and can return the securities to the Company for cash at varying maturity dates. Acceptable collateral may be in the form of cash or U.S. government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the fair value of the loaned securities was approximately $1.8 billion and $2.1 billion, respectively, and was included in fixed maturities and short-term investments in the consolidated balance sheets. As of December 31, 2008, the Company had received collateral against the loaned securities in the amount of $1.8 billion. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $18 and $6 for the years ended December 31, 2008 and 2007, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged having a fair value of $821 and $355, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the derivative instrument collateral pledged were as follows:

                                                              DECEMBER 31,
                                                           2008           2007
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                          $ --             $4
CMOs                                                           --             21
CMBS                                                           --            244
Corporate                                                   1,386          1,554
MBS                                                           374            221
Government/Government Agencies
 Foreign                                                       --             14
 United States                                                215            303
Short-term                                                    617              1
Preferred stock                                                 9             53
                                                         --------       --------
                                                  TOTAL    $2,601         $2,415
                                                         --------       --------

As of December 31, 2008 and 2007, the Company had accepted collateral relating to securities lending programs and derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a fair value of $5.6 billion and $3.3 billion, respectively. At December 31, 2008 and 2007, cash collateral of $5.1 billion and $3.1 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities and short-term investments with a corresponding amount predominately recorded in other liabilities. Included in this cash collateral was $3.3 billion and $290 for derivative cash collateral as of December 31, 2008 and 2007, respectively. In accordance with FSP FIN 39-1, a portion of the liability associated with the derivative cash collateral was reclassed out of other liabilities and into a receivable in other assets of $507 and $175 as of December 31, 2008 and 2007, respectively. For further discussion on the adoption of FSP FIN 39-1, see Note
2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred counterparty default losses related to the bankruptcy of Lehman Brothers Holdings Inc. for the year ended December 31, 2008, and no counterparty default losses for the year ended December 31, 2007. As of December 31, 2008 and 2007, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2008 and 2007, the fair value of securities on deposit was approximately $15 and $14, respectively.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.

As of December 31, 2008 the Company's reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholder's equity are as follows:

                                                                  REINSURANCE
                                                                  RECOVERABLE
--------------------------------------------------------------------------------
Transamerica Financial Life Insurance Company                         $736
Connecticut General Life Insurance Company                            $539

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2008 and 2007, the Company's policy for the largest amount retained on any one life by any Company comprising the life operations was $10. For further discussion on ceded reinsurance, see Reinsurance in the Capital Markets Risk Management section of the MD&A.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2008           2007           2006
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,773         $6,134         $5,128
Reinsurance assumed                        48             13             19
Reinsurance ceded                        (682)          (694)          (719)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER   $ 5,139        $ 5,453        $ 4,428
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $465, $285 and $241 for the years ended December 31, 2008, 2007 and 2006, respectively. The Company also assumes reinsurance from other insurers.

In addition, the Company reinsures a portion of U.S minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $148, $132 and $166 in 2008, 2007 and 2006, respectively, and accident and health premium of $236, $243 and $259, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2008           2007           2006
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 8,601        $ 7,474        $ 7,198
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                 --            (20)            --
BALANCE, JANUARY 1, AS ADJUSTED         8,601          7,454          7,198
Deferred costs                          1,258          1,557          1,457
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (509)          (907)        (1,096)
Amortization -- Unlock, pre-tax (1)    (1,111)           302           (142)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other           1,747            194             57
Effect of currency translation            (42)            --             --
                                     --------       --------       --------
BALANCE, DECEMBER 31                  $ 9,944        $ 8,601        $ 7,474
                                     --------       --------       --------

(1)  For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2009                                                                         $26
2010                                                                         $24
2011                                                                         $21
2012                                                                         $20
2013                                                                         $18

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2008 and December 31, 2007, the carrying amount of goodwill for the Company's Individual Annuity, Other Retail, Retirement Plans and Individual Life reporting units was:

                                           DECEMBER 31,         DECEMBER 31,
                                               2008                 2007
--------------------------------------------------------------------------------
REPORTING UNIT
Individual Annuity                              $ --                  $184
Other Retail                                     159                   159
Retirement Plans                                  79                    --
Individual Life                                  224                   224
                                               -----               -------
                                 TOTAL          $462                  $567
                                               -----               -------

In 2008, the Company completed three acquisitions that resulted in additional goodwill of $79 in the Retirement Plans reporting unit.

The Company's interim goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", and in connection with the preparation of our year end 2008 financial statements, resulted in a pre-tax impairment charge of $184 in the Individual Annuity reporting unit. The impairment charge taken in 2008 was primarily due to the Company's estimate of the Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price. No goodwill impairment charges were recorded for the year ended December 31, 2007 or as a result of the Company's 2008 annual goodwill impairment tests.

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, net of interest accretion, if any. Acquired intangible assets are included in other assets in the consolidated balance sheet. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                  2008                                     2007
                                                     GROSS               ACCUMULATED          GROSS               ACCUMULATED
                                                    CARRYING                 NET             CARRYING                 NET
                                                     AMOUNT              AMORTIZATION         AMOUNT              AMORTIZATION
---------------------------------------------------------------------------------------------------------------------------------
ACQUIRED INTANGIBLE ASSETS
Servicing intangibles                                  $14                     $1              $ --                   $ --
Other                                                    1                     --                --                     --
                                                      ----                   ----              ----                   ----
               TOTAL ACQUIRED INTANGIBLE ASSETS        $15                     $1              $ --                   $ --
                                                      ----                   ----              ----                   ----

In 2008, the Company completed three acquisitions that resulted in additional acquired intangible assets of $15 in servicing intangibles and other.

Net amortization expense for the years ended December 31, 2008, 2007 and 2006 was $1, $0 and $0, respectively, and included in other expense in the consolidated statement of operations. As of December 31, 2008, the weighted average amortization period was 20 years for servicing intangibles, 20 years for other and 20 years for total acquired intangible assets.

The following is detail of the net acquired intangible asset activity for the year ended December 31, 2008

                                    SERVICING
                                   INTANGIBLES        OTHER           TOTAL
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
 2008
BALANCE, BEGINNING OF YEAR             $ --            $ --            $ --
Acquisition of business                  14               1              15
Amortization, net of the
 accretion of interest                   (1)             --              (1)
                                       ----            ----            ----
         BALANCE, ENDING OF YEAR        $13             $ 1             $14
                                       ----            ----            ----

Estimated future net amortization expense for the succeeding five years is as follows:

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2009                                                                          $1
2010                                                                           1
2011                                                                           1
2012                                                                           1
2013                                                                           1
--------------------------------------------------------------------------------

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities. Separate account assets are reported at fair value. Separate account liabilities are set equal to separate account assets. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2008, 2007 and 2006, there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note 8. The Company currently reinsures a portion of the death benefit guarantees associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate.

Changes in the gross GMDB and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                 UL SECONDARY
                                                GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2008           $ 531              $ 19
Incurred                                            231                21
Unlock                                              389                --
Paid                                               (269)               --
                                                 ------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2008          $882               $40
                                                 ------              ----

(1) The reinsurance recoverable asset related to the GMDB was $593 as of December 31, 2008. The reinsurance recoverable asset related to the UL Secondary Guarantees was $16 as of December 31, 2008.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007        $ 531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in reserve for future policy benefits in the Company's consolidated balance sheets. Changes in the SOP 03-1 reserve liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's consolidated statements of operations. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock and

Results in Note 1, the Company Unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2008 and 2007.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2008:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8.3%; it varies by asset class with a low of 3% for cash and a high of 9% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2008.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 11%, with an average of 10%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.5% for issue year 2005 & 2006, discount rate of 4.25% for issue year 2007 and discount rate of 3.5% for issue year 2008.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 4% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies declining to 0.5% by age 91.

The following table provides details concerning GMDB exposure as of December 31, 2008:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2008

                                                                                          RETAINED           WEIGHTED AVERAGE
                                                      ACCOUNT       NET AMOUNT           NET AMOUNT            ATTAINED AGE
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                    VALUE          AT RISK            AT RISK (8)           OF ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                               $25,961         $14,743               $5,019                  66
With 5% rollup (2)                                       1,858           1,153                  481                  65
With Earnings Protection Benefit Rider (EPB) (3)         5,068           2,447                  241                  62
With 5% rollup & EPB                                       742             400                   75                  65
                                                     ---------       ---------            ---------                 ---
                                          TOTAL MAV     33,629          18,743                5,816
Asset Protection Benefit (APB) (4)                      25,601           9,166                6,019                  63
Lifetime Income Benefit (LIB) (5)                        1,137             487                  487                  61
Reset (6) (5-7 years)                                    3,440           1,190                1,189                  67
Return of Premium (7)/Other                             17,321           3,889                3,638                  58
                                                     ---------       ---------            ---------                 ---
                                              TOTAL    $81,128         $33,475              $17,149                  63
                                                     ---------       ---------            ---------                 ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

(8) Net amount at risk and retained net amount at risk are highly sensitive to equity market movements. For example, as equity market declines, net amount at risk and retained net amount at risk will generally increase.

See Note 1 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                                         2008         2007
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $459         $402
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                                   (1)
                                                        ------       ------
                       BALANCE, JANUARY 1, AS ADJUSTED     459          401
                                                        ------       ------
Sales inducements deferred                                 137          103
Unlock                                                     (43)          --
Amortization charged to income                             (21)         (49)
                                                        ------       ------
                                BALANCE, END OF PERIOD    $533        $ 459
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under the Employee Retirement Income Security Act of 1974 ("ERISA"). The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of claims in both consolidated amended complaints, except the ERISA claims.

REGULATORY DEVELOPMENTS --

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, Compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premiums participants in finite reinsurance transactions sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without recommending any enforcement action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

COMMITMENTS

The rent paid to Hartford Fire for operating leases entered into by the Company was $14, $27 and $35 for the years ended December 31, 2008, 2007 and 2006, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expired on December 31, 2008, as this operating lease has been be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $0, $6 and $27 for the years ended December 31, 2008, 2007 and 2006, respectively.

Future minimum rental commitments on all operating leases are as follows:

2009                                                                          10
2010                                                                           7
2011                                                                           5
2012                                                                           4
2013                                                                           2
Thereafter                                                                     1
                                                                             ---
                                                                      TOTAL   29
                                                                             ---

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2008, the IRS completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which, if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning 2009. The Company recorded benefits of $176, $155 and $174 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $9 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $6 related to true-ups of the prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $16, $11 and $17 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006 respectively. These amounts included benefits related to true-ups of prior years' tax returns of $4, $0 and $7 in 2008, 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2008, the Company has outstanding commitments totaling approximately $610, of which approximately $539 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2008 and 2007, the liability balance was $4 and $4, respectively. As of December 31, 2008 and 2007, $11 and $12, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather then at the level of the individual entities comprising the consolidated group.

Income tax expense (benefit) is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                             2008           2007          2006
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                        $(686)         $177          $170
                                           ---------       -------       -------
Deferred -- U.S. Federal Excluding NOL
 Carryforward                                   (776)           75            12
    -- Net Operating Loss Carryforward          (719)           --            --
                                           ---------       -------       -------
                           TOTAL DEFERRED     (1,495)           75            12
                                           ---------       -------       -------
       TOTAL INCOME TAX EXPENSE (BENEFIT)    $(2,181)         $252          $182
                                           ---------       -------       -------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2008           2007         2006
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                           $(2,007)        $398         $369
Dividends received deduction                 (176)        (155)        (174)
Penalties                                      --            7           --
Foreign related investments                     3           (4)          (8)
Other                                          (1)           6           (5)
                                        ---------       ------       ------
                                 TOTAL    $(2,181)        $252         $182
                                        ---------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2008            2007
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $660            $682
Net unrealized loss on investments                    2,924             293
Investment-related items                              2,424             460
Depreciable & Amortizable assets                         64              74
NOL Carryover                                           768              19
Minimum tax credit                                      241             254
Capital Loss Carryforward                                24              --
Foreign tax credit carryovers                            18              --
Other                                                    19              18
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      7,142           1,800
Valuation Allowance                                     (49)            (19)
                                                  ---------       ---------
NET DEFERRED TAX ASSETS                               7,093           1,781
                                                  ---------       ---------
Financial statement deferred policy acquisition
 costs and reserves                                  (3,614)         (1,910)
Employee benefits                                       (35)            (26)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (3,649)         (1,936)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)     $3,444           $(155)
                                                  ---------       ---------

The Company had current federal income tax receivable of $566 and $63 as of December 31, 2008 and 2007, respectively.

In management's judgment, the net deferred tax asset will more likely than not be realized. Included in the total deferred tax asset is a deferred tax asset of $768 with respect to net operating losses of $2,233, consisting of U.S. losses of $2,054, which expire from 2012-2023, and foreign losses of $179, which have no expiration. A valuation allowance of $49 has been recorded which relates to foreign operations. No valuation allowance has been recognized for realized or unrealized loss amounts, as the Company either has available tax-planning strategies that are prudent and feasible, or has the ability and intent to hold securities until their recovery.

If the Company were to follow a "separate entity" approach, it would have to record a valuation allowance of $324 related to realized capital losses. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $500, $0 and $0 for 2008, 2007 and 2006, respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004. During 2008, the Internal Revenue Service ("IRS") completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position or in the balance of uncertain tax positions.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional began issuing consumer notes through its Retail Investor Notes Program in September 2006. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2008 and 2007, $1,210 and $ 809, respectively, of consumer notes were outstanding. As of December 31, 2008, these consumer notes have interest rates ranging from 4.0% to 6.3% for fixed notes and, for variable notes, based on December 31, 2008 rates, either consumer price index plus 80 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $11 in 2009, $30 in 2010, $131 in 2011, $291 in 2012 and $751
thereafter. For 2008 and 2007, interest credited to holders of consumer notes was $ 59 and $11, respectively. During 2008, the Company made the decision to discontinue future issuances of consumer notes, this decision does not impact consumer notes currently outstanding.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2007 and 2006, and the statutory capital and surplus amounts as of December 31, 2007 and 2006 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2008 the statutory capital and surplus amounts as of December 31, 2008 are estimates, as the respective 2008 statutory filings have not yet been made.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2008          2007          2006
--------------------------------------------------------------------------------
Statutory net income                         $(2,533)         $255          $777
                                            --------       -------       -------
Statutory capital and surplus                 $4,073        $4,448        $3,276
                                            --------       -------       -------

The Company has received approval from the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. The second permitted practice relates to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC require a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allows for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. With respect to dividends to HLA, it is estimated that the Company's dividend limitation under the holding company laws of Connecticut is approximately $374 in 2009. However, because the Company's earned surplus is negative as of December 31, 2008, the Company will not be permitted to pay any dividends to HLA in 2009 without prior approval from the insurance commissioner until such time as earned surplus becomes positive.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $24, $22 and $22 for the years ended December 31, 2008, 2007 and 2006, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2008, employees whose prior year earnings were less than $100,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $100,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $11 and $9 for the years ended December 31, 2008, 2007 and 2006, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $18 million, $21 million and $19 million for the years ended December 31, 2008, 2007 and 2006, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $5 million, $7 million and $6 million for the years ended December 31, 2008, 2007 and 2006, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

Stock Plan

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

Stock Option Awards

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2008, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

Share Awards

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

Employee Stock Purchase Plan

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2008 and 2007 the Company had $49 and $48 of reserves for claim annuities purchased by affiliated entities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by the Hartford Life Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2008 and 2007, $2.8 billion and $1.8 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2008 and December 31, 2007 is $2.6 (of which $148 relates to the adoption of SFAS 157) and $72, respectively.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is liability of $1 at December 31, 2008. The fair value of the GMAB is an asset of $2 at December 31, 2007. This treaty covered HLIKK's "3 Win" annuity. This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.2 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a structured financing transaction with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout.

Effective February 29, 2008, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The reinsurance of the GMWB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMWB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMWB was a liability of $34 and $0 at December 31, 2008 and 2007, respectively.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2008 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $ 14 and $4.3 billion, respectively. As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $130, respectively.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. EQUITY

NONCONTROLLING INTERESTS

The Company adopted SFAS 160 on January 1, 2009. The scope of this Statement applies to all entities that prepare consolidated financial statements and as such, includes variable interest entities in which the Company has concluded that it is the primary beneficiary. See Note 4 for further discussion of the Company's involvement in VIEs. The Company also holds the majority interest in certain general account mutual funds, in which it has provided seed money. The scope of FAS 160 also applies to these mutual fund investments. Upon adoption of SFAS 160, the Company reclassified $65 as of January 1, 2006 from liabilities to equity, representing the noncontrolling interest of other investors in these VIEs and mutual fund investments. The noncontrolling interest within these entities is likely to change, as these entities represent investment vehicles whereby investors may frequently redeem or contribute to these investments. As such, the change in noncontrolling ownership interest represented in the Company's Condensed Consolidated Statement of Changes in Stockholder's Equity will primarily represent redemptions and additional subscriptions within these investment vehicles.

The following table represents the change in noncontrolling ownership interest recorded in the Company's Condensed Consolidated Statement of Changes in Stockholder's Equity for the VIEs and Mutual Fund Seed Investments as of Decemnber 31, 2008, 2007 and 2006:

                                                 DECEMBER 31,
                                    2008              2007             2006
--------------------------------------------------------------------------------
Redemptions of The Hartford's
 interest in VIEs and Mutual
 Fund Investments resulting
 in deconsolidation (1)              $(22)              $(4)           $ --
Net (Redemptions) and
 Subscriptions from
 noncontrolling interests             $33              $110            $ --
                                    -----            ------            ----
              TOTAL CHANGE IN
      NONCONTROLLING INTEREST
                    OWNERSHIP         $15              $106             $74
                                    -----            ------            ----

(1) The deconsolidation of The Hartford's interest in mutual funds and VIEs in 2008 and 2007 resulted in a realized capital gain of $1 and $1, respectively.

18. QUARTERLY RESULTS FOR 2008 AND 2007 (UNAUDITED)

                                           MARCH 31,              JUNE 30,             SEPTEMBER 30,            DECEMBER 31,
                                      2008          2007     2008          2007      2008          2007      2008          2007
---------------------------------------------------------------------------------------------------------------------------------
Revenues                                $202        $1,916   $2,070        $1,902      $(77)       $2,000     $(477)       $1,758
                                     -------       -------  -------       -------  --------       -------  --------       -------
Benefits, claims and expenses          1,187         1,529    1,630         1,738     2,804         1,527     1,938         1,637
                                     -------       -------  -------       -------  --------       -------  --------       -------
Net income (loss) (1)                   (567)          296      362           147    (1,823)          332    (1,526)          111
                                     -------       -------  -------       -------  --------       -------  --------       -------

(1) Included in the three months ended September 30, 2008 are net realized capital losses of $1.9 billion and a DAC unlock charge of $824. Included in the three months ended December 31, 2008 are net realized capital losses of $2.0 billion

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the Board of Directors of Hartford Life
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (1)    (b) Resolution of the Board of Directors of Hartford Life
              Insurance Company ("Hartford") authorizing the Re-Designation of the Separate Account.(2)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(5)
              (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(5)
              (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(5)
       (8)    Form of Participation Agreement.(6)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73566, filed on April 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69439, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, filed on May 1, 1996.

(4) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69439, filed on December 22, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed on April 9, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Gregory J. Brennan                  Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchie                   Executive Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2009, there were 89,439 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena(1)                   Senior Vice President/ Business Line Principal and Director
Diana Benken(1)                   Chief Financial Officer and Controller/FINOP
Christopher S. Conner(2)          AML Compliance Officer and Chief Compliance Officer
Kevin M. Connor(2)                Director
James Davey(1)                    Executive Vice President and Director
Peter E. Delahanty(1)             Senior Vice President/IIP Marketing
John N. Giamalis(3)               Treasurer
Stephen T. Joyce(1)               Senior Vice President/Business Line Principal
Kenneth A. McCullum(1)            Senior Vice President
Vernon Meyer(1)                   Senior Vice President
Jamie Ohl(1)                      Senior Vice President/Business Line Principal
Mark A. Sides(4)                  Chief Legal Officer and Secretary
Keith D. Sloane                   Senior Vice President
Martin A. Swanson(1)              Vice President/Marketing
John C. Walters(1)                Chief Executive Officer and President and Director

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of May, 2009.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters, Chief Executive            Richard J. Wirth
       Officer,                                    Attorney-in-Fact
       President and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters, Chief Executive
       Officer,
       President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer,
  Executive Vice President, Director*
Gregory McGreevey, Executive Vice President and
  Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
  Senior Vice President*                                           *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Richard J. Wirth
  President, Chairman of the Board, Director*                             Attorney-in-Fact
                                                                   Date:  May 1, 2009

333-69439

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (11)  Letter regarding unaudited interim financial information.
     (99)  Copy of Power of Attorney.